            Please file this Prospectus Supplement with your records.

                             WELLS FARGO FUNDS TRUST

                        WELLS FARGO ADVANTAGE GROWTH FUND

                                     Class C

   Supplement dated April 25, 2008, to the Prospectus dated April 1, 2008, as previously supplemented on April 1, 2008, April 7, 2008, and April 8, 2008.

This supplement contains important information about the above referenced Fund.

Effective immediately, Joseph M. Eberhardy, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Growth Fund , joining Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, as a portfolio manager for the Fund.

Effective immediately, the biographical description of Mr. Eberhardy is included among the portfolio manager biographies listed for Wells Capital Management, as follows:

     Mr. Eberhardy has been a portfolio manager with Wells Capital Management for the Growth Equity team since 2008. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., having joined Strong Capital Management, Inc. in 1994. Prior to his current role, he was a senior research analyst with the Growth Equity team since 2000.
     Education: Bachelor of Arts, Accounting, University of Wisconsin-Milwaukee. Mr. Eberhardy is a Certified Public Accountant and a CFA.

                                                                 LCR058A/P101SP3

            Please file this Prospectus Supplement with your records.

                             WELLS FARGO FUNDS TRUST

                        WELLS FARGO ADVANTAGE GROWTH FUND

                               Institutional Class

   Supplement dated April 25, 2008, to the Prospectus dated April 1, 2008, as previously supplemented on April 1, 2008.

This supplement contains important information about the above referenced Fund.

Effective immediately, Joseph M. Eberhardy, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Growth Fund , joining Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, as a portfolio manager for the Fund.

Effective immediately, the biographical description of Mr. Eberhardy is included among the portfolio manager biographies listed for Wells Capital Management, as follows:

     Mr. Eberhardy has been a portfolio manager with Wells Capital Management for the Growth Equity team since 2008. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., having joined Strong Capital Management, Inc. in 1994. Prior to his current role, he was a senior research analyst with the Growth Equity team since 2000.
     Education: Bachelor of Arts, Accounting, University of Wisconsin-Milwaukee. Mr. Eberhardy is a Certified Public Accountant and a CFA.

                                                                  LCIT058/P104SP

            Please file this Prospectus Supplement with your records.

                             WELLS FARGO FUNDS TRUST

                        WELLS FARGO ADVANTAGE GROWTH FUND

                               Administrator Class

   Supplement dated April 25, 2008, to the Prospectus dated December 1, 2007, as previously supplemented on December 17, 2007, December 19, 2007, January
           18, 2008, March 21, 2008, April 1, 2008, and April 7, 2008.

     This supplement contains important information about the above referenced Fund.

Effective immediately, Joseph M. Eberhardy, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Growth Fund , joining Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, as a portfolio manager for the Fund.

Effective immediately, the biographical description of Mr. Eberhardy is included among the portfolio manager biographies listed for Wells Capital Management, as follows:

     Mr. Eberhardy has been a portfolio manager with Wells Capital Management for the Growth Equity team since 2008. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., having joined Strong Capital Management, Inc. in 1994. Prior to his current role, he was a senior research analyst with the Growth Equity team since 2000.
     Education: Bachelor of Arts, Accounting, University of Wisconsin-Milwaukee. Mr. Eberhardy is a Certified Public Accountant and a CFA.

                                                                 LCAM068/P103SP5

            Please file this Prospectus Supplement with your records.

                             WELLS FARGO FUNDS TRUST

                        WELLS FARGO ADVANTAGE GROWTH FUND

                                  Advisor Class

   Supplement dated April 25, 2008, to the Prospectus dated December 1, 2007, as previously supplemented on December 19, 2007, April 1, 2008, and April
                                    22, 2008.

This supplement contains important information about the above referenced Fund.

Effective immediately, Joseph M. Eberhardy, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Growth Fund , joining Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, as a portfolio manager for the Fund.

Effective immediately, the biographical description of Mr. Eberhardy is included among the portfolio manager biographies listed for Wells Capital Management, as follows:

     Mr. Eberhardy has been a portfolio manager with Wells Capital Management for the Growth Equity team since 2008. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., having joined Strong Capital Management, Inc. in 1994. Prior to his current role, he was a senior research analyst with the Growth Equity team since 2000.
     Education: Bachelor of Arts, Accounting, University of Wisconsin-Milwaukee. Mr. Eberhardy is a Certified Public Accountant and a CFA.

                                                                  LCAV058/P105SP

            Please file this Prospectus Supplement with your records.

                             WELLS FARGO FUNDS TRUST

                        WELLS FARGO ADVANTAGE GROWTH FUND
                   WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

                                 Investor Class

  Supplement dated April 25, 2008, to the Prospectus dated December 1, 2007, as previously supplemented on December 17, 2007, December 19, 2007, January 18,
                    2008, March 21, 2008, and April 1, 2008.

This supplement contains important information about the above referenced Fund.

Effective immediately, Joseph M. Eberhardy, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Growth Fund and Large Cap Growth Fund, joining Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, as a portfolio manager for the Funds.

Effective immediately, the biographical description of Mr. Eberhardy is included among the portfolio manager biographies listed for Wells Capital Management, as follows:

     Mr. Eberhardy has been a portfolio manager with Wells Capital Management for the Growth Equity team since 2008. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., having joined Strong Capital Management, Inc. in 1994. Prior to his current role, he was a senior research analyst with the Growth Equity team since 2000.
     Education: Bachelor of Arts, Accounting, University of Wisconsin-Milwaukee. Mr. Eberhardy is a Certified Public Accountant and a CFA.

                                                                  LCIV058/P106SP

            Please file this Prospectus Supplement with your records.

                             WELLS FARGO FUNDS TRUST

                   WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

                    Class A, Class C, and Institutional Class

    Supplement dated April 25, 2008, to the Prospectuses dated April 1, 2008, as previously supplemented on April 1, 2008 and April 7, 2008.

                               Administrator Class
     Supplement dated April 25, 2008, to the Prospectuses dated February 1,
      2008, as previously supplemented on April 1, 2008 and April 7, 2008.

                                 Investor Class
     Supplement dated April 25, 2008, to the Prospectuses dated February 1,
               2008, as previously supplemented on April 1, 2008.

This supplement contains important information about the above referenced Fund.

Effective immediately, Joseph M. Eberhardy, CFA, of Wells Capital Management Incorporated (Wells Capital Management), is jointly responsible for managing the Wells Fargo Advantage Emerging Growth Fund , joining Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, as a portfolio manager for the Fund.

Effective immediately, the biographical description of Mr. Eberhardy is included among the portfolio manager biographies listed for Wells Capital Management, as follows:

     Mr. Eberhardy has been a portfolio manager with Wells Capital Management for the Growth Equity team since 2008. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., having joined Strong Capital Management, Inc. in 1994. Prior to his current role, he was a senior research analyst with the Growth Equity team since 2000.
     Education: Bachelor of Arts, Accounting, University of Wisconsin-Milwaukee. Mr. Eberhardy is a Certified Public Accountant and a CFA.

                                                                  EGIV048/P906SP

                       STATEMENT OF ADDITIONAL INFORMATION
                April 1, 2008, as supplemented on April 25, 2008
                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND
                WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND/SM/
                 WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND/SM/
                     WELLS FARGO ADVANTAGE EQUITY INDEX FUND
                        WELLS FARGO ADVANTAGE GROWTH FUND
                  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND
                   WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
                  WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
                      WELLS FARGO ADVANTAGE U.S. VALUE FUND
                        WELLS FARGO ADVANTAGE VALUE FUND

                       CLASS A, CLASS B, CLASS C, CLASS Z,
   ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about eleven series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund, except the Endeavor Select Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Administrator Class shares of the Large Company Core Fund are closed to new investors and new investments as of the close of business April 23, 2008. Class B shares of the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Growth and Income Fund, Large Company Core Fund, U.S. Value Fund, and Value Fund are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS and in connection with the proposed reorganization of the Large Company Core Fund into the Growth and Income Fund, subject to the limitations described in each Fund's prospectus. Class A and Class C shares of the Value Fund are currently closed to new investors. Please see the Class A, Class B and Class C shares prospectus for further details. Class Z shares are currently available only to certain qualified investors. Please see the Class Z shares prospectus for further details. Prior to April 11, 2005, the Administrator Class of the Value Fund was named the Institutional Class. Prior to December 1, 2005, the Investor Class of the Value Fund was named Class D.

                         CLASSES    CLASS   ADMINISTRATOR   ADVISOR   INVESTOR   INSTITUTIONAL
FUND                   A, B/1/, C     Z         CLASS        CLASS      CLASS        CLASS
 Capital Growth           o/5/                    o                        o            o
 Endeavor Large Cap         o
 Endeavor Select            o                     o                                     o
 Equity Index             o/2/
 Growth                   o/3/                    o             o          o            o
 Growth and Income        o/4/                    o             o          o            o
 Large Cap Growth                                                          o
 Large Company Core         o          o         o/6/
 Large Company Value      o/5/                    o                        o            o
 U.S. Value                 o          o          o
 Value                      o                     o                        o

----------
/1/ Class B shares of each of the Funds are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other Wells Fargo Advantage Funds and in connection with the proposed reorganization of the Large Company Core Fund into the Growth and Income Fund, subject to the limitations described in each Fund's prospectus.
/2/  Offers Class A and Class B shares only.
/3/  Offers Class C shares only.
/4/  Offers Class B and Class C shares only.
/5/  Offers Class A and Class C shares only.
/6/ Administrator Class shares are closed to new investors and new investments as of the close of business April 23, 2008.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated December 1, 2007, except for the Prospectus of the Large Company Value Fund, which is dated April 1, 2008. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended July 31, 2007, and the unaudited financial statements for the Funds for the semi-annual period ended January 31, 2008, are hereby incorporated by reference to the Funds' Annual Reports and Semi-Annual Reports. The Prospectuses, Annual Reports and Semi-Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS (Reg. TM), P.O. Box 8266, Boston, MA 02266-8266.

     LCSS/FASAI10 (04/08)

License Information about the S&P 500 Index
-------------------------------------------

     The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").
     The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              1
 Fundamental Investment Policies                                         2
 Non-Fundamental Investment Policies                                     3
PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS                     4
MANAGEMENT                                                              15
 Trustees and Officers                                                  15
 Investment Adviser                                                     18
 Investment Sub-Advisers                                                22
 Portfolio Managers                                                     25
 Administrator                                                          30
 Distributor                                                            34
 Shareholder Servicing Agent                                            36
 Custodian                                                              36
 Fund Accountant                                                        36
 Transfer and Distribution Disbursing Agent                             36
 Underwriting Commissions                                               37
 Code of Ethics                                                         37
DETERMINATION OF NET ASSET VALUE                                        37
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          38
PORTFOLIO TRANSACTIONS                                                  42
FUND EXPENSES                                                           47
FEDERAL INCOME TAXES                                                    47
PROXY VOTING POLICIES AND PROCEDURES                                    55
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       56
CAPITAL STOCK                                                           58
OTHER INFORMATION                                                       70
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           70
FINANCIAL INFORMATION                                                   70

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

     On February 3, 2004, the Board of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

     In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

     The Equity Index Fund was created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or the "Custodian") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Value Fund (formerly named the C&B Tax-Managed Value Fund) was created as part of the reorganization of certain of the portfolios of AIC Trust into certain Funds of the Trust. The Capital Growth, Endeavor Large Cap, Endeavor Select, Growth, Growth and Income, Large Cap Growth, Large Company Core, Large Company Value (formerly named the Dividend Income Fund) and U.S. Value Funds were created as part of the reorganization of Strong, advised by Strong Capital Management, Inc. ("SCM"), and the WELLS FARGO ADVANTAGE FUNDS/SM/, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies. The reorganization between AIC Trust and the Trust followed the Funds' adviser entering into an agreement with the predecessor portfolios' adviser to "adopt"/support a reorganization of the predecessor portfolios with and into the Funds. The reorganization between Strong and the WELLS FARGO ADVANTAGE FUNDS followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.

     The chart below indicates the predecessor Stagecoach, AIC Trust, and Strong Funds that are the accounting survivors of the WELLS FARGO ADVANTAGE FUNDS, as applicable.

WELLS FARGO ADVANTAGE FUND                       PREDECESSOR FUND
----------------------------------------------   --------------------------------------
Wells Fargo Advantage Capital Growth Fund        Strong Large Company Growth Fund
Wells Fargo Advantage Endeavor Large Cap Fund    Strong Advisor Endeavor Large Cap Fund
Wells Fargo Advantage Endeavor Select Fund       Strong Advisor Select Fund
Wells Fargo Advantage Equity Index Fund          Stagecoach Equity Index Fund
Wells Fargo Advantage Growth Fund                Strong Growth Fund
Wells Fargo Advantage Growth and Income Fund     Strong Growth and Income Fund
Wells Fargo Advantage Large Cap Growth Fund      Strong Large Cap Growth Fund
Wells Fargo Advantage Large Company Core Fund    Strong Advisor Large Company Core Fund
Wells Fargo Advantage Large Company Value Fund   Strong Dividend Income Fund
Wells Fargo Advantage U.S. Value Fund            Strong Advisor U.S. Value Fund
Wells Fargo Advantage Value Fund                 C&B Tax Managed Value Portfolio

     The CAPITAL GROWTH FUND commenced operations on April 11, 2005, as successor to the Strong Large Company Growth Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Large Company Growth Fund commenced operations on September 16, 2002, as successor to the Rockhaven Premier Dividend Fund. The predecessor fund commenced operations on November 3, 1997.

     The ENDEAVOR LARGE CAP FUND commenced operations on April 11, 2005, as successor to the Strong Advisor Endeavor Large Cap Fund, a series of Strong Common Stock Fund, Inc. The predecessor Strong Advisor Endeavor Large Cap Fund commenced operations on September 28, 2001.

     The ENDEAVOR SELECT FUND commenced operations on April 11, 2005, as successor to the Strong Advisor Select Fund, a series of Strong Opportunity Fund, Inc. The predecessor Strong Advisor Select Fund commenced operations on December 29, 2000.

     The EQUITY INDEX FUND commenced operations on November 8, 1999, as successor to the Equity Index Fund of Stagecoach. The predecessor Stagecoach Equity Index Fund commenced operations on January 1, 1992, as successor to the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs which commenced operations on January 25, 1984.

     The GROWTH FUND commenced operations on April 11, 2005, as successor to the Strong Growth Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Growth Fund commenced operations on December 31, 1993.

     The GROWTH AND INCOME FUND commenced operations on April 11, 2005, as successor to the Strong Growth and Income Fund, a series of Strong Conservative Equity Funds, Inc. The predecessor Strong Growth and Income Fund commenced operations on December 29, 1995.

     The LARGE CAP GROWTH FUND commenced operations on April 11, 2005, as successor to the Strong Large Cap Growth Fund, a series of Strong Large Cap Growth Fund, Inc. The predecessor Strong Large Cap Growth Fund commenced operations on December 30, 1981.

     The LARGE COMPANY CORE FUND commenced operations on April 11, 2005, as successor to the Strong Advisor Large Company Core Fund, a series of Strong Equity Funds, Inc. The predecessor Strong Advisor Large Company Core Fund commenced operations on September 16, 2002, as successor to the Rockhaven Dividend Fund. The predecessor fund commenced operations on November 3, 1997.

     The LARGE COMPANY VALUE FUND (formerly named the Dividend Income Fund) commenced operations on April 11, 2005, as successor to the Strong Dividend Income Fund, a series of Strong Conservative Equity Funds, Inc. The predecessor Strong Dividend Income Fund commenced operations on July 1, 1993. The Fund changed its name from the Dividend Income Fund to the Large Company Value Fund effective on the close of business on March 20, 2008.

     The U.S. VALUE FUND commenced operations on April 11, 2005, as successor to the Strong Advisor U.S. Value Fund, a series of Strong Conservative Equity Funds, Inc. The predecessor Strong Advisor U.S. Value Fund commenced operations on December 29, 1995.

     The VALUE FUND commenced operations on July 26, 2004, as successor to the C&B Tax-Managed Value Portfolio. The predecessor fund was organized on November 19, 2001, as the successor-in-interest to the UAM Cooke & Bieler, Inc.'s C&B Equity Portfolio for Taxable Investors, which commenced operations on February 12, 1997. The Fund changed its name from the C&B Tax-Managed Value Fund to the Value Fund effective December 1, 2005.

Fundamental Investment Policies
-------------------------------

     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, and provided further that (v) the Equity Index Fund reserves the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;

     (2) except for the Endeavor Select Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in boldface type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

              PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and some of their key associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or a Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in a Prospectus, the Fund under normal circumstances will not invest more than 15% of its assets in the security type.

DEBT SECURITIES
----------------

Bank Obligations
-----------------

     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper
----------------

     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

Convertible Securities
----------------------

     Investing in convertible securities that have a strong earnings and credit record may provide current income. A Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

Custodial Receipts for Treasury Securities
------------------------------------------

     These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Loan Participations
-------------------

     Loan participations (sometimes called "bank loans") are purchases in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A loan participation gives a Fund an undivided proportionate interest in a loan or instrument. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments
------------------------

     Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1-" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     LETTERS OF CREDIT. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Synthetic Convertible Securities
--------------------------------

     "Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

U.S. Government Obligations
---------------------------

     Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA" or "Ginnie Mae"), a wholly owned U.S. Government corporation, does not buy or sell loans or issue mortgage-backed securities, but is the only entity authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on mortgage-backed securities issued by institutions approved by GNMA and backed by pools of mortgages federally insured by the Federal Housing Administration ("FHA") or guaranteed by the Department of Veterans Affairs ("VA"). Other guarantors or issuers of loans eligible as collateral for Ginnie Mae MBS include the Department of Agriculture's Rural Housing Service ("RHS") and the Department of Housing and Urban Development's Office of Public and Indian Housing ("PIH"). Examples of U.S. Government agencies or government-sponsored entities that are not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac").

     FNMA issues MBS, and guarantees that investors will receive timely principal and interest payments. Such guarantees are not backed by the full faith and credit of the U.S. Government. Similarly, FHLMC funds its purchases of mortgages from lending institutions through the use of securitization-based financing. While FHLMC issues guarantees of payment of principal and interest on all securities issued in its MBS securitizations, such guarantees are not backed by the full faith and credit of the U.S. Government.

     If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

DERIVATIVES
-----------

Derivative Securities
---------------------

     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

     An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although the Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

     Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (I.E., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

     A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

     Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the equity derivative and imperfect correlation of the equity derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

     Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

     The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

     A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Futures and Options Contracts
-----------------------------

     IN GENERAL. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (I.E., exposure to adverse price changes).

     Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (I.E., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

     A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     OPTIONS TRADING. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of futures and options in which the Funds may invest.

     STOCK INDEX OPTIONS. A Fund may purchase and write (I.E., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's Custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     FOREIGN CURRENCY FUTURES CONTRACTS. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

     INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

     FUTURE DEVELOPMENTS. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

EQUITY SECURITIES
-----------------

     The following equity securities may be purchased by a Fund to the extent such purchase is permitted by its investment objective and strategies.

Initial Public Offerings
------------------------

     Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Smaller Company Securities
--------------------------

     Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS
---------------------------------------------

Foreign Obligations and Securities
-----------------------------------

     The Funds consider equity securities of foreign issuers (or foreign securities) to be securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

     Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

     Foreign securities include, among others, American Depositary Receipts
(ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.

     These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

     Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     A Fund will engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes
-------------------

     The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

     For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies
-------------------------------

     A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Floating- and Variable-Rate Obligations
---------------------------------------

     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Illiquid Securities
-------------------

     Securities not registered under the Securities Act of 1933, as amended (the "1933 Act"), and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities
-----------------------------

     Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the Securities Lending Agent, subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Other Investment Companies
--------------------------

     A Fund may invest in shares of other open-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     ISHARES. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Privately Issued Securities
---------------------------

     Privately issued securities include those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation:
(i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements
-----------------------------

     A reverse repurchase agreement is an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales
-----------

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

     In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments
-------------------

     A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

Warrants
--------

     Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 149 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustee. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

                           POSITION HELD                                                                  OTHER PUBLIC
                               WITH                                                                        COMPANY OR
                            REGISTRANT/                                                                    INVESTMENT
                             LENGTH OF                        PRINCIPAL OCCUPATION(S)                        COMPANY
NAME AND AGE                SERVICE/1/                          DURING PAST 5 YEARS                       DIRECTORSHIPS
---------------------   ----------------   ------------------------------------------------------------   -------------
                                                   INDEPENDENT TRUSTEES
Thomas S. Goho, 65      Trustee,           Education Consultant to the Director of the Institute for           N/A
                        since 1987         Executive Education of the Babcock Graduate School of
                                           Management of Wake Forest University. Prior thereto, the
                                           Thomas Goho Chair of Finance of Wake Forest University,
                                           Calloway School of Business and Accountancy, from
                                           2006-2007 and Associate Professor of Finance from
                                            1999-2005.
Peter G. Gordon, 65     Trustee, since     Chairman, CEO and Co-Founder of Crystal Geyser Water                N/A
                        1998, Chairman,    Company and President of Crystal Geyser Roxane Water
                        since 2001.        Company.
Olivia Mitchell, 55     Trustee, since     Professor of Insurance and Risk Management, Wharton                 N/A
                        2006               School, University of Pennsylvania. Director of the Boettner
                                           Center on Pensions and Retirement Research. Research
                                           Associate and Board member, Penn Aging Research Center.
                                           Research Associate, National Bureau of Economic Research.
Timothy J. Penny, 56    Trustee, since     Senior Counselor to the public relations firm of                    N/A
                        1996               Himle-Horner and Senior Fellow at the Humphrey Institute,
                                           Minneapolis, Minnesota (a public policy organization).
Donald C. Willeke, 67   Trustee, since     Principal of the law firm of Willeke & Daniels.                     N/A
                        1996
                                                  INTERESTED/2/ TRUSTEE
J. Tucker Morse, 63     Trustee, since     Private Investor/Real Estate Developer. Prior thereto,              N/A
                        1987               Chairman of Whitepoint Capital, LLC until 2004.
                                                         OFFICERS
Karla M. Rabusch, 49    President, since   Executive Vice President of Wells Fargo Bank, N.A. and              N/A
                        2003               President of Wells Fargo Funds Management, LLC since
                                           2003. Senior Vice President and Chief Administrative
                                           Officer of Wells Fargo Funds Management, LLC from 2001
                                           to 2003.
Stephen Leonhardt, 48   Treasurer, since   Vice President and Manager of Fund Audit, Reporting and             N/A
                        2007               Tax for Wells Fargo Funds Management, LLC since 2007.
                                           From 2002 to 2004, Controller for Sungard Transaction
                                           Networks. Chief Operating Officer for UMB Fund Services,
                                           Inc. from 2004 to 2005. Director of Fund Administration and
                                           SEC Reporting for TIAA-CREF from 2005 to 2007.
C. David Messman, 47    Secretary, since   Senior Vice President and Secretary of Wells Fargo Funds            N/A
                        2000; Chief        Management, LLC since 2001. Vice President and Managing
                        Legal Counsel,     Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                        since 2003
Debra Ann Early, 43     Chief              Chief Compliance Officer of Wells Fargo Funds                       N/A
                        Compliance         Management, LLC since 2007. Chief Compliance Officer of
                        Officer, since     Parnassus Investments from July 2005 to November 2007.
                        2007               Chief Financial Officer of Parnassus Investments from
                                           December 2004 to November 2007. Senior Audit Manager,
                                           PricewaterhouseCoopers LLP from October 1998 to
                                           December 2004.

----------
/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
/2/ BASIS OF INTERESTEDNESS. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.

     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Nominees by shareholders are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary and met once during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

     COMPENSATION. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson (formerly referred to as the Lead Trustee) of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Effective January 1, 2008, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance of the first telephonic Fund Complex Board meeting and each telephonic meeting beyond five. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other entity of the Fund Complex. The Officers are not compensated by the Trust for their services. For the fiscal year ended July 31, 2007, the Trustees received the following compensation:

                               COMPENSATION TABLE
                        FISCAL YEAR ENDED JULY 31, 2007

                          INTERESTED
                          TRUSTEE                             INDEPENDENT TRUSTEES
                          J. TUCKER    THOMAS S.   PETER G.       OLIVIA S.          TIMOTHY J.   DONALD C.
FUND                      MORSE        GOHO        GORDON         MITCHELL           PENNY        WILLEKE
Capital Growth             $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Endeavor Large Cap         $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Endeavor Select            $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Equity Index               $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Growth                     $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Growth and Income          $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Large Cap Growth           $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Large Company Core         $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Large Company Value        $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
U.S. Value                 $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
Value                      $  1,141     $  1,235   $  1,389       $  1,141            $  1,141    $  1,141
TOTAL COMPENSATION FROM
THE FUND COMPLEX/1/        $170,000     $184,000   $207,000       $170,000            $170,000    $170,000

----------
/1/ Includes Trustee compensation received by other funds within the entire Fund Complex (consisting of 149 funds).

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2007, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges:
$0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.

            BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                      CALENDAR YEAR ENDED DECEMBER 31, 2007

                            INTERESTED
                            TRUSTEE
                            J. TUCKER
FUND                        MORSE
Capital Growth              $0
Endeavor Large Cap          $0
Endeavor Select             $0
Equity Index                $0
Growth                      $0
Growth and Income           $0
Large Cap Growth            $0
Large Company Core          $0
Large Company Value         $0
U.S. Value                  $0
Value                       $0
Aggregate Dollar Range of
Equity Securities Of Fund
Complex/1/                  over $100,000

                                                             INDEPENDENT TRUSTEES
                            THOMAS S.       PETER G.           OLIVIA S.         TIMOTHY J.      DONALD C.
FUND                        GOHO            GORDON             MITCHELL          PENNY           WILLEKE
Capital Growth              $0              $             0    $0                $0              $0
Endeavor Large Cap          $0              $10,001-$50,000    $0                $0              $0
Endeavor Select             $0              $     1-$10,000    $0                $0              $0
Equity Index                over $100,000   $             0    $0                $0              over $100,000
Growth                      $0              $     1-$10,000    $0                $0              $0
Growth and Income           $0              $             0    $0                $0              $0
Large Cap Growth            $0              $             0    $0                $0              $0
Large Company Core          $0              $             0    $0                $0              $0
Large Company Value         $0              $             0    $0                $0              $0
U.S. Value                  $0              $             0    $0                $0              $0
Value                       $0              $             0    $0                $0              $0
Aggregate Dollar Range of
Equity Securities Of Fund
Complex/1/                  over $100,000    over $100,000     over $100,000     over $100,000   over $100,000

----------
/1/ Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 149 funds).

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2007, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser
------------------

     Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:

                            FEE                            FEE
FUND            EFFECTIVE 8/1/04 - 11/30/07         EFFECTIVE 12/1/07
Equity Index    First $1B             0.10%
                                               No Change
                 Next $4B            0.075%
                 Over $5B             0.05%
Value*         First $500M            0.75%   First $500M            0.70%
                Next $500M            0.70%    Next $500M            0.65%
                 Next $2B             0.65%     Next $2B             0.60%
                 Next $2B            0.625%     Next $2B            0.575%
                 Over $5B             0.60%     Over $5B             0.55%

                        FEE
                EFFECTIVE 8/1/04 -               FEE
FUND                 11/30/07                   EFFECTIVE 12/1/07

* The Fund's advisory fee was effective July 26, 2004, with the Fund's creation as discussed in the "Historical Fund Information" section.

                                   FEE                            FEE
FUND                  EFFECTIVE 4/11/05 - 11/30/07         EFFECTIVE 12/1/07
Capital Growth        First $500M            0.75%   First $500M         0.70%
                       Next $500M            0.70%    Next $500M         0.65%
                        Next $2B             0.65%     Next $2B          0.60%
                        Next $2B            0.625%     Next $2B         0.575%
                        Over $5B             0.60%     Over $5B          0.55%
Endeavor Large Cap    First $500M            0.75%   First $500M         0.70%
                       Next $500M            0.70%    Next $500M         0.65%
                        Next $2B             0.65%     Next $2B          0.60%
                        Next $2B            0.625%     Next $2B         0.575%
                        Over $5B             0.60%     Over $5B          0.55%
Endeavor Select       First $500M            0.75%   First $500M         0.70%
                       Next $500M            0.70%    Next $500M         0.65%
                        Next $2B             0.65%     Next $2B          0.60%
                        Next $2B            0.625%     Next $2B         0.575%
                        Over $5B             0.60%     Over $5B          0.55%
Growth                First $500M            0.75%

                       Next $500M            0.70%
                                                      No Change
                        Next $2B             0.65%
                        Next $2B            0.625%
                        Over $5B             0.60%
Growth and Income     First $500M            0.75%   First $500M         0.70%
                       Next $500M            0.70%    Next $500M         0.65%
                        Next $2B             0.65%     Next $2B          0.60%
                        Next $2B            0.625%     Next $2B         0.575%
                        Over $5B             0.60%     Over $5B          0.55%
Large Cap Growth      First $500M            0.75%   First $500M         0.70%
                       Next $500M            0.70%    Next $500M         0.65%
                        Next $2B             0.65%     Next $2B          0.60%
                        Next $2B            0.625%     Next $2B         0.575%
                        Over $5B             0.60%     Over $5B          0.55%
Large Company Core    First $500M            0.75%   First $500M         0.70%
                       Next $500M            0.70%    Next $500M         0.65%
                        Next $2B             0.65%     Next $2B          0.60%
                        Next $2B            0.625%     Next $2B         0.575%
                        Over $5B             0.60%     Over $5B          0.55%
Large Company Value   First $500M            0.75%   First $500M         0.70%
                       Next $500M            0.70%    Next $500M         0.65%
                        Next $2B             0.65%     Next $2B          0.60%
                        Next $2B            0.625%     Next $2B         0.575%
                        Over $5B             0.60%     Over $5B          0.55%
U.S. Value            First $500M            0.75%   First $500M         0.70%
                       Next $500M            0.70%    Next $500M         0.65%
                        Next $2B             0.65%     Next $2B          0.60%
                        Next $2B            0.625%     Next $2B         0.575%
                        Over $5B             0.60%     Over $5B          0.55%

     Advisory Fees Paid. For the fiscal periods shown in the tables below, the
     ------------------
Equity Index Fund and the Value Fund paid the following advisory fees, and the investment adviser waived the indicated fees:

          YEAR ENDED
           7/31/07
                                             MANAGEMENT
                  MANAGEMENT                 FEES PAID
FUND            FEES INCURRED     WAIVER    AFTER WAIVER
Equity Index       $377,448     $377,448         $0

                     YEAR ENDED                PERIOD              YEAR ENDED
                      7/31/06            10/1/04 - 7/31/05          9/30/04
                               FEES                   FEES                   FEES
FUND            FEES PAID     WAIVED   FEES PAID     WAIVED   FEES PAID     WAIVED
Equity Index        $0      $381,864       $0      $397,606    $24,814    $678,884

        YEAR ENDED
         7/31/07
                                        MANAGEMENT
              MANAGEMENT                FEES PAID
FUND        FEES INCURRED     WAIVER   AFTER WAIVER
Value          $245,724     $221,847     $23,877

                   YEAR ENDED
                    7/31/06           11/1/04 - 7/31/05    7/26/04 - 10/31/04
                   FUNDS MGMT            FUNDS MGMT            FUNDS MGMT
                             FEES                  FEES                  FEES
FUND          FEES PAID     WAIVED   FEES PAID    WAIVED   FEES PAID    WAIVED
Value             $0      $212,549    $71,675    $92,847    $56,961    $45,434

     Former Strong Funds. As discussed in the "Historical Fund Information"
     -------------------
section, the Capital Growth, Endeavor Large Cap, Endeavor Select, Growth, Growth and Income, Large Cap Growth, Large Company Core, Large Company Value and U.S. Value Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, SCM and Funds Management served as the investment advisers to the predecessor portfolios of these Funds. For the period between January 1, 2005, and April 8, 2005 (the "Interim Period"), Funds Management served as the investment adviser to the predecessor portfolios of these Funds pursuant to an interim investment management agreement. Prior to January 1, 2005, SCM served as the investment adviser to the predecessor portfolios of these Funds. Under the interim agreement, the contractual investment advisory fees payable to Funds Management were the same as those under the prior agreement with SCM. The fees were as follows:

                                                ANNUAL RATE
                                              (AS A PERCENTAGE
FUND                           ASSET LEVEL     OF NET ASSETS)
 Capital Growth Fund           First $4B            0.75%
                               Next $2B            0.725%
                               Over $6B             0.70%
 Endeavor Large Cap Fund       First $4B            0.75%
                               Next $2B            0.725%
                               Over $6B             0.70%
 Endeavor Select Fund          First $4B            0.75%
                               Next $2B            0.725%
                               Over $6B             0.70%
 Growth Fund                   First $4B            0.75%
                               Next $2B            0.725%
                               Over $6B             0.70%
 Growth and Income Fund    All asset levels         0.55%

                                                ANNUAL RATE
                                              (AS A PERCENTAGE
FUND                           ASSET LEVEL     OF NET ASSETS)
 Large Cap Growth Fund        First $35M            0.60%
                               Over $35M            0.55%
 Large Company Core Fund       First $4B            0.75%
                               Next $2B            0.725%
                               Over $6B             0.70%
 Large Company Value Fund      First $4B            0.70%
                               Next $2B            0.675%
                               Over $6B             0.65%
 U.S. Value Fund           All asset levels         0.55%

     The table below shows the advisory fees paid by either these Funds or their predecessor portfolios. For the fiscal periods indicated below, these Funds or their predecessor portfolios paid the following advisory fees to the investment adviser listed below and the respective investment adviser waived the indicated amounts.

                         YEAR ENDED 7/31/07
                      MANAGEMENT                 MANAGEMENT
                         FEES                    FEES PAID
FUND                   INCURRED       WAIVER    AFTER WAIVER
Capital Growth        $6,776,114   $1,704,171   $5,071,943
Endeavor Large Cap    $  342,473   $  153,947   $  188,526
Endeavor Select       $7,778,239   $1,204,588   $6,573,651
Growth                $9,776,659   $  769,857   $9,006,802
Growth and Income     $2,130,043   $  649,344   $1,480,699
Large Cap Growth      $3,017,231   $1,377,818   $1,639,413
Large Company Core    $  462,246   $  221,241   $  241,005
Large Company Value   $1,569,677   $  311,469   $1,258,208
U.S. Value            $1,806,156   $  638,419   $1,167,737

                           YEAR ENDED 7/31/06       PERIOD 1/01/05 - 7/31/05     YEAR ENDED 12/31/04
                                          FEES                        FEES
                       FEES PAID TO    WAIVED BY    FEES PAID TO   WAIVED BY                    FEES
                           FUNDS         FUNDS          FUNDS        FUNDS     FEES PAID TO    WAIVED
FUND                       MGMT           MGMT          MGMT          MGMT          SCM        BY SCM
Capital Growth          $3,106,156    $1,082,026     $  489,574    $235,871    $   566,172    $ 15,769
Endeavor Large Cap      $  173,412    $  155,831     $  144,478    $ 51,036    $   290,073    $  8,242
Endeavor Select         $2,763,110    $  771,401     $  389,180    $ 86,339    $   576,716    $ 16,371
Growth                  $9,440,031    $  603,989     $5,782,031    $404,581    $11,421,317    $303,336
Growth and Income       $1,894,044    $  794,285     $1,410,898    $389,358    $ 3,275,868    $114,723
Large Cap Growth        $1,919,987    $1,417,251     $1,286,167    $505,096    $ 2,958,387    $106,173
Large Company Core      $  433,122    $  272,947     $  315,120    $169,183    $   773,835    $ 19,976
Large Company Value     $1,307,902    $  300,806     $  630,135    $135,684    $   765,636    $ 24,613
U.S. Value              $1,456,033    $  773,877     $1,058,979    $320,194    $ 1,744,276    $ 68,194

     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers
-----------------------

     Funds Management has engaged Cooke & Bieler, L.P. ("C&B"), Matrix Asset Advisors, Inc. ("Matrix"), Phocas Financial Corporation ("Phocas") and Wells Capital Management Incorporated, an affiliate of Funds Management ("Wells Capital Management"), to serve as investment sub-advisers to the Funds (each a "Sub-Adviser" and collectively, the "Sub-Advisers").

Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

                                                           FEE                              FEE
FUND                         SUB-ADVISER        (PRIOR TO JANUARY 1, 2006)      (EFFECTIVE JANUARY 1, 2006*)
 Capital Growth            Wells Capital       First $200M           0.35%      First $100M       0.35%
                             Management         Next $200M           0.30%       Next $100M       0.30%
                                                Over $400M           0.25%       Next $300M       0.20%
                                                                                 Over $500M       0.15%
 Endeavor Large Cap        Wells Capital       First $200M           0.35%      First $100M       0.35%
                             Management         Next $200M           0.30%       Next $100M       0.30%
                                                Over $400M           0.25%       Next $300M       0.20%
                                                                                 Over $500M       0.15%
 Endeavor Select           Wells Capital       First $200M           0.35%      First $100M       0.35%
                             Management         Next $200M           0.30%       Next $100M       0.30%
                                                Over $400M           0.25%       Next $300M       0.20%
                                                                                 Over $500M       0.15%
 Equity Index              Wells Capital       First $200M           0.02%      First $100M       0.05%
                             Management         Over $200M           0.01%       Next $100M       0.03%
                                                                                 Over $200M       0.02%
 Growth                    Wells Capital       First $200M           0.35%      First $100M       0.35%
                             Management         Next $200M           0.30%       Next $100M       0.30%
                                                Over $400M           0.25%       Next $300M       0.20%
                                                                                 Over $500M       0.15%
 Growth and Income             Matrix           First $50M           0.20%
                                                                                 No change
                                                Over $50M            0.16%
 Large Cap Growth          Wells Capital       First $200M           0.35%      First $100M       0.35%
                             Management         Next $200M           0.30%       Next $100M       0.30%
                                                Over $400M           0.25%       Next $300M       0.20%
                                                                                 Over $500M       0.15%
 Large Company Core            Matrix           First $50M           0.20%
                                                                                 No change
                                                Over $50M            0.16%
 Large Company Value         Phocas/1/         First $200M           0.35%      First $100M       0.29%
                                                Next $200M           0.30%       Next $150M       0.26%
                                                Over $400M           0.25%       Next $750M       0.23%
                                                                                  Over $1B        0.20%
 U.S. Value                Wells Capital       First $200M           0.35%      First $100M       0.35%
                             Management         Next $200M           0.30%       Next $100M       0.30%
                                                Over $400M           0.25%       Next $300M       0.20%
                                                                                 Over $500M       0.15%
 Value                          C&B            First $250M           0.45%
                                                Next $250M           0.40%
                                                                                 No change
                                                Next $250M           0.35%
                                                Over $750M           0.30%

------
* For all Funds except the Large Company Value Fund, which is effective March 21, 2008.
/1/   Wells Capital Management served as the sub-adviser to the Large Company
       Value Fund after its reorganization on April 8, 2005 through March 20, 2008. From January 1, 2006 through March 20, 2008, Wells Capital Management was entitled to receive monthly fees at the following annual rates as a percentage of the Fund's average daily net assets: 0.35% for the first $100 million; 0.30% for the next $100 million; 0.20% for the next $300 million; and 0.15% for assets over $500 million. Prior to January 1, 2006, Wells Capital Management was entitled to receive monthly fees at specified annual rates as a percentage of the Fund's average daily net assets as shown in the table.

     Former Strong Funds. As discussed in the "Historical Fund Information"
     --------------------
section, the Capital Growth, Endeavor Large Cap, Endeavor Select, Growth, Growth and Income, Large Cap Growth, Large Company Core, Large Company Value and U.S. Value Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust, which occurred on April 8, 2005. Prior to the reorganization during the Interim Period, Wells Capital Management served as the investment sub-advisor to the predecessor portfolios of the Capital Growth, Endeavor Large Cap, Endeavor Select, Growth, Large Cap Growth, Large Company Value and U.S. Value Funds and Matrix served as the investment sub-advisor to the predecessor portfolios of the Growth and Income and Large Company Core Funds, pursuant to an interim investment sub-advisory agreement and were entitled to receive a monthly fee at the annual rates indicated below of the predecessor portfolio's average daily net assets.

FUND                         SUB-ADVISER              SUB-ADVISORY FEES
 Capital Growth            Wells Capital        First $200M            0.35%
 Endeavor Large Cap          Management          Next $200M            0.30%
 Endeavor Select                                 Over $400M            0.25%
 Growth
 Large Cap Growth
 Large Company Value
 U.S. Value
 Growth and Income             Matrix            First $50M            0.20%
 Large Company Core                               Over $50M            0.16%

     Prior to January 1, 2005, SCM had not entered into any sub-advisory agreements with respect to the predecessor portfolios of these Funds.

     Unaffiliated Sub-Advisers. Listed below is the aggregate dollar amount of
     --------------------------
sub-advisory fees paid by the Value Fund to C&B, an unaffiliated sub-adviser, for the Fund's fiscal periods indicated below:

            YEAR ENDED 7/31/07         YEAR ENDED 7/31/06          11/1/04-7/31/05          YEAR ENDED 10/31/04
                     FEES WAIVED/               FEES WAIVED/               FEES WAIVED/               FEES WAIVED/
FUND     FEES PAID    REIMBURSED    FEES PAID    REIMBURSED    FEES PAID    REIMBURSED    FEES PAID    REIMBURSED
Value    $147,434         $0        $130,425         $0         $77,303         $0         $43,593         $0

     Listed below is the aggregate dollar amount of sub-advisory fees paid by the Growth and Income Fund and Large Company Core Fund to Matrix, an unaffiliated sub-adviser, for the periods indicated below:

                         YEAR ENDED 7/31/07         YEAR ENDED 7/31/06         1/1/05 - 7/31/05
                                  FEES WAIVED/               FEES WAIVED/               FEES WAIVED/
FUND                  FEES PAID    REIMBURSED    FEES PAID    REIMBURSED    FEES PAID    REIMBURSED
Growth and Income     $473,142         $0        $726,244         $0        $252,603         $0
Large Company Core    $118,246         $0        $210,675         $0        $ 77,564         $0

Portfolio Managers
------------------

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of July 31, 2007, the most recent fiscal year end for the Funds managed by the portfolio managers listed below, except for the information in this section relating to the Large Company Value Fund and its portfolio managers, which is provided as of December 26, 2007 (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.

FUND                  SUB-ADVISOR      PORTFOLIO MANAGERS
--------------------- ---------------  --------------------------
Capital Growth        Wells Capital    Thomas J. Pence, CFA
Endeavor Large Cap    Management       Michael Harris, CFA
Endeavor Select
Equity Index          Wells Capital    Gregory T. Genung, CFA
                      Management
Growth                Wells Capital    Joseph M. Eberhardy, CFA
Large Cap Growth      Management       Thomas C. Ognar, CFA
                                       Bruce C. Olson, CFA
Growth and Income     Matrix           David A. Katz, CFA
Large Company Core
Large Company Value   Phocas           William F.K. Schaff, CFA
                                       Stephen L. Block, CFA
U.S. Value            Wells Capital    Robert J. Costomiris, CFA
                      Management
Value                 C&B              Kermit S. Eck, CFA
                                       Daren C. Heitman, CFA
                                       Michael M. Meyer, CFA
                                       James R. Norris
                                       Edward W. O'Connor, CFA
                                       R. James O'Neil, CFA
                                       Mehul Trivedi, CFA

     MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

                                REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                                      COMPANIES                    VEHICLES              OTHER ACCOUNTS MANAGED
                              NUMBER          TOTAL          NUMBER        TOTAL       NUMBER          TOTAL
                                OF            ASSETS           OF         ASSETS         OF            ASSETS
PORTFOLIO MANAGER*           ACCOUNTS        MANAGED        ACCOUNTS      MANAGED     ACCOUNTS        MANAGED
C&B
 Kermit S. Eck, CFA             6        $ 2,653,930,961       1       $29,324,186      224       $ 6,054,919,830
 Daren C. Heitman, CFA          6        $ 2,653,930,961       1       $29,324,186      224       $ 6,054,919,830
 Michael M. Meyer, CFA          6        $ 2,653,930,961       1       $29,324,186      224       $ 6,054,919,830
 James R. Norris                6        $ 2,653,930,961       1       $29,324,186      224       $ 6,054,919,830
 Edward W. O'Connor, CFA        6        $ 2,653,930,961       1       $29,324,186      224       $ 6,054,919,830
 R. James O'Neil, CFA           6        $ 2,653,930,961       1       $29,324,186      224       $ 6,054,919,830
 Mehul Trivedi, CFA             6        $ 2,653,930,961       1       $29,324,186      224       $ 6,054,919,830
MATRIX
 David A. Katz, CFA             3        $          528M       1       $       11M      440       $ 1,158,000,000
PHOCAS
 William F.K. Schaff, CFA       2        $         27.3M       0       $         0      49        $        106.6M
 Stephen L. Block, CFA          1        $         23.3M       0       $         0      47        $        207.3M

                                   REGISTERED          OTHER POOLED
                              INVESTMENT COMPANIES INVESTMENT VEHICLES  OTHER ACCOUNTS MANAGED
                                NUMBER     TOTAL     NUMBER     TOTAL     NUMBER       TOTAL
                                  OF       ASSETS      OF       ASSETS      OF        ASSETS
PORTFOLIO MANAGER*             ACCOUNTS   MANAGED   ACCOUNTS   MANAGED   ACCOUNTS     MANAGED
WELLS CAPITAL MANAGEMENT
 Robert J. Costomiris, CFA        6       $2,426M      1       $   39M      0        $      0
 Gregory T. Genung, CFA           0       $     0      4       $1,158M      5        $ 401.2M
 Michael Harris, CFA              0       $     0      0       $     0     119       $  10.6B
 Joseph M. Eberhardy, CFA**       2       $  278M      0       $     0     14        $   800M
 Thomas C. Ognar, CFA             0       $     0      3       $   34M     17        $     1B
 Bruce C. Olson, CFA              0       $     0      3       $   34M     17        $     1B
 Thomas J. Pence, CFA             3       $  912M      0       $     0     133       $  10.6B

------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.
**   Information is current as of March 31, 2008.

     The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

                                     REGISTERED INVESTMENT              OTHER POOLED                   OTHER ACCOUNTS
PORTFOLIO MANAGER*                         COMPANIES                 INVESTMENT VEHICLES                  MANAGED
                                     NUMBER          TOTAL          NUMBER          TOTAL          NUMBER           TOTAL
                                       OF            ASSETS           OF            ASSETS           OF            ASSETS
                                    ACCOUNTS        MANAGED        ACCOUNTS        MANAGED        ACCOUNTS         MANAGED
C&B
 Kermit S. Eck, CFA                    0           $0                 0           $  0               3             $ 557M
 Daren C. Heitman, CFA                 0           $0                 0           $  0               3             $ 557M
 Michael M. Meyer, CFA                 0           $0                 0           $  0               3             $ 557M
 James R. Norris                       0           $0                 0           $  0               3             $ 557M
 Edward W. O'Connor, CFA               0           $0                 0           $  0               3             $ 557M
 R. James O'Neil, CFA                  0           $0                 0           $  0               3             $ 557M
 Mehul Trivedi, CFA                    0           $0                 0           $  0               3             $ 557M
MATRIX
 David A. Katz, CFA                    0           $0                 1           $11M               4             $   6M
PHOCAS
William F.K. Schaff, CFA               0           $0                 0           $  0               1             $ 4.9M
Stephen L. Block, CFA                  0           $0                 0           $  0               1             $ 4.9M
WELLS CAPITAL MANAGEMENT
 Robert J. Costomiris, CFA             0           $0                 0           $  0               0             $    0
 Gregory T. Genung, CFA                0           $0                 0           $  0               4             $ 148M
 Michael Harris, CFA                   0           $0                 0           $  0               0             $    0
 Joseph M. Eberhardy, CFA**            0           $0                 0           $  0               1             $  400
 Thomas C. Ognar, CFA                  0           $0                 0           $  0               1             $ 300M
 Bruce C. Olson, CFA                   0           $0                 0           $  0               1             $ 300M
 Thomas J. Pence, CFA                  0           $0                 0           $  0               0             $    0

------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.
**   Information is current as of March 31, 2008.

     MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent
     ------------------------------
conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

     To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.

     C&B. In the case of C&B, the Portfolio Managers manage accounts on a team basis so the Portfolio Managers may be subject to the potential conflicts of interests described above. Accordingly, performance and allocation of securities are closely monitored to ensure equal treatment and C&B has implemented policies and procedures to ensure that clients are treated fairly and that potential conflicts of interest are minimized.

     MATRIX. Matrix focuses solely on a large cap value strategy for all accounts and does not anticipate any conflicts of interest arising between the Fund and the investment strategy of other accounts due to the policies and procedures that are in place. Matrix maintains and follows the "MAA Client Trading Policy and Procedures" outlining the method of sequencing trade orders among clients, including Funds. All orders are aggregated to the extent feasible with the intent to achieve net best execution. The exception to this would be those accounts with directed brokerage. In general no priority is to be given to any brokerage house in terms of the timing of orders. Orders will be placed to maximize the number of clients and the number of shares that can be bought or sold for these clients without materially affecting the market and to minimize stock price movement. MAA makes every effort to maintain a fair order generation and allocation methodology favoring no client or client group and eliminating any perceived conflict of interest. Employee trading is governed by both Matrix's Code of Ethics and Employee Trading Policy and Procedures. Employees are prohibited from buying or selling individual securities on the same day of the firm's purchase or sale of the same security for any client, except in the case an employee has designated Matrix as their investment advisor and is thereby a client of the firm traded with other client accounts according to client trading policies and procedures. As MAA manages separate client accounts, a hedge fund and advises and sub-advises mutual funds and closed end funds, we are cognizant of the issues involved with managing and trading these different accounts. We have safeguards in place to ensure that no account is advantaged or disadvantaged versus the other accounts.

     PHOCAS. In the case of Phocas, the Portfolio Managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest. The management of other accounts may result in a Portfolio Manager devoting unequal time and attention to the management of the Fund and/or other accounts. Phocas believes that the Portfolio Managers are able to devote sufficient attention to the management of the Fund, and Phocas seeks to manage such competing interests for the time and attention of the Portfolio Managers. With respect to securities transactions for the Fund, Phocas determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction. If Phocas believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. Phocas will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients. Phocas does not anticipate any material conflicts of interest between management of the Fund and other funds and accounts managed by the firm. Phocas' brokerage and trading policies are designed to ensure that no conflicts arise between transactions involving the Fund and those involving separately managed or other accounts and to mitigate conflicts of interest, if any arise.

     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

     COMPENSATION. The Portfolio Managers were compensated by their employing
     ------------
Sub-Adviser from the fees the Adviser pays the Sub-Adviser using the following compensation structures:

     C&B COMPENSATION. The C&B Portfolio Managers are compensated using substantially identical compensation structures for all accounts managed. They each receive a fixed cash salary and an annual bonus from a bonus pool based on the pre-tax performance of individual securities selected by the Portfolio Managers. C&B measures performance of securities against the S&P 500 Index and the Russell 1000 Value Index for the Large Cap Value strategy accounts. Bonus allocations are determined by an annual peer review process conducted by the investment team. Allocations vary depending primarily on the four-year rolling investment results attributed to each individual security. The Portfolio Managers also receive a fixed deferred compensation. Partners of C&B receive a return proportionate to their investment based upon the firm's overall success.

     MATRIX COMPENSATION. The Portfolio Manager is compensated using a fixed cash salary, an annual incentive bonus based on individual performance and overall company performance and profitability, which obviously subsumes individual account performance.

     PHOCAS COMPENSATION. The Portfolio Managers are compensated with a salary and bonus package. Phocas' bonus pool is determined by Phocas' profits, and distributed based on an individual's performance against personal long and short term goals, coinciding with the performance of the Fund and not based on the asset size of the Fund. The Portfolio Managers do not participate in a company-sponsored retirement plan and receive standard benefits commensurate with the other employees of the firm. Portfolio Managers do not receive deferred compensation.

     WELLS CAPITAL MANAGEMENT COMPENSATION. The compensation structure for Wells Capital Management's portfolio managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1- and 3-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

     BENEFICIAL OWNERSHIP IN THE FUNDS. The following table shows for each
     ---------------------------------
Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

     $0;
     $1 - $10,000;
     $10,001 - $50,000;
     $50,001 - $100,000;
     $100,001 - $500,000;
     $500,001 - $1,000,000; and
     over $1,000,000.

PORTFOLIO MANAGER                  FUND                       BENEFICIAL OWNERSHIP
 C&B
  Kermit S. Eck, CFA               Value                      $0
  Daren C. Heitman, CFA            Value                      $0
  Michael M. Meyer, CFA            Value                      $100,001 - $500,000
  James R. Norris                  Value                      $10,001 - $50,000
  Edward W. O'Connor, CFA          Value                      $0
  R. James O'Neil, CFA             Value                      $0
  Mehul Trivedi, CFA               Value                      $10,001 - $50,000
 MATRIX
  David A. Katz, CFA               Growth and Income          $100,001 - $500,000
                                   Large Company Core         $0
 PHOCAS
 William F.K. Schaff, CFA          Large Company Value        $0
 Stephen L. Block, CFA             Large Company Value        $0
 WELLS CAPITAL MANAGEMENT
  Robert J. Costomiris, CFA        U.S. Value                 $1 - $10,000
  Gregory T. Genung, CFA           Equity Index               $10,001 - $50,000
  Michael Harris, CFA              Capital Growth             $100,001 - $500,000
                                   Endeavor Large Cap         $0
                                   Endeavor Select            $100,001 - $500,000

PORTFOLIO MANAGER                 FUND                      BENEFICIAL OWNERSHIP
  Joseph M. Eberhardy, CFA        Growth                    $50,001 - $100,000
  Thomas C. Ognar, CFA            Growth                    $500,001 - $1,000,000
                                  Large Cap Growth          $100,001 - $500,000
  Bruce C. Olson, CFA             Growth                    $100,001 - $500,000
                                  Large Cap Growth          $100,001 - $500,000
  Thomas J. Pence, CFA            Capital Growth            $    0
                                  Endeavor Large Cap        $50,001 - $100,000
                                  Endeavor Select           $50,001 - $100,000

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                                                                     CLASS-LEVEL
                                FUND-LEVEL ADMIN. FEE/1/              ADMIN.FEE                 TOTAL ADMIN. FEE
                                                     (% OF              (% OF                                    (% OF
                             AVERAGE DAILY       AVERAGE DAILY      AVERAGE DAILY        AVERAGE DAILY       AVERAGE DAILY
SHARE CLASS                   NET ASSETS          NET ASSETS)        NET ASSETS)          NET ASSETS          NET ASSETS)
 Class A, Class B,        First $5 billion            0.05%              0.28%        First $5 billion            0.33%
 Class C and               Next $5 billion            0.04%                            Next $5 billion            0.32%
 Advisor Class/2/         Over $10 billion            0.03%                           Over $10 billion            0.31%
 Administrator            First $5 billion            0.05%              0.10%        First $5 billion            0.15%
 Class/3/                  Next $5 billion            0.04%                            Next $5 billion            0.14%
                          Over $10 billion            0.03%                           Over $10 billion            0.13%
 Institutional Class      First $5 billion            0.05%              0.08%        First $5 billion            0.13%
                           Next $5 billion            0.04%                            Next $5 billion            0.12%
                          Over $10 billion            0.03%                           Over $10 billion            0.11%
 Investor Class/4/        First $5 billion            0.05%              0.40%        First $5 billion            0.45%
                           Next $5 billion            0.04%                            Next $5 billion            0.44%
                          Over $10 billion            0.03%                           Over $10 billion            0.43%
 Class Z/4/               First $5 billion            0.05%              0.40%        First $5 billion            0.45%
                           Next $5 billion            0.04%                            Next $5 billion            0.44%
                          Over $10 billion            0.03%                           Over $10 billion            0.43%

/1/   Effective August 2, 2004. Prior to August 2, 2004, Funds Management was
       entitled to be paid a fund level administration fee of 0.05% of average daily net assets.
/2/   From April 11, 2005 through November 30, 2007, the class-level administration fee was reduced by 0.05% for Class A, Class B and Class C of the U.S. Value Fund and by 0.05% for the Advisor Class of the Growth and Income Fund. Effective December 1, 2007, these fee reductions were removed and the administration fees for these classes of the U.S. Value Fund and Growth and Income Fund are as shown in the table.
/3/   Prior to April 11, 2005, the class-level administration fee for the Value
       Fund was 0.20%.
/4/   Effective December 1, 2007, the class-level administration fee for the
       Investor Class and Class Z was reduced by 0.05%, as shown in the table. From August 2, 2004 through November 30, 2007, the class-level administration fee for the Investor Class and Class Z was 0.45%, resulting in a total administration fee schedule based on the average daily net assets of each Fund as follows: 0.50% for the first $5 billion in assets, 0.49% for the next $5 billion in assets and 0.48% for assets over $10 billion. From April 11, 2005 through November 30, 2007, the class-level administration fee was reduced by 0.08% for the Investor Class of the Large Company Value Fund, by 0.05% for the Investor Class of the Growth and Income Fund, by 0.05% for the Investor Class of the Large Cap Growth Fund and by 0.05% for Class Z of the U.S. Value Fund. Effective December 1, 2007, these fee reductions were removed and the administration fees for these classes of the Large Company Value Fund, Growth and Income Fund, Large Cap Growth Fund and U.S. Value Fund are as shown in the table.

     Administrative Fees Paid. For the fiscal periods shown in the tables
     ------------------------
below, the Equity Index Fund and the Value paid the following administrative fees:

                                              YEAR ENDED
                                                7/31/07
                             ADMINISTRATIVE                 FEES PAID AFTER
FUND                          FEES INCURRED   FEES WAIVED       WAIVERS
Equity Index (Fund Level)       $188,724        $188,724       $      0
 Class A                        $976,363        $ 28,743       $947,620
 Class B                        $ 80,490        $  2,370       $ 78,120

                             YEAR ENDED   PERIOD ENDED   YEAR ENDED
                               7/31/06       7/31/05      9/30/04
FUND                         FUNDS MGMT    FUNDS MGMT    FUNDS MGMT
Equity Index (Fund Level)     $ 10,313      $165,416     $200,680
 Class A                      $971,865      $758,191     $960,303
 Class B                      $ 97,353      $101,365     $163,505

                                     YEAR ENDED 7/31/07
                                         FUNDS MGMT
                        ADMINISTRATIVE                 FEES PAID AFTER
FUND                     FEES INCURRED   FEES WAIVED       WAIVERS
Value (Fund Level)         $ 16,382           $0          $ 16,382
 Class A                   $ 10,876           $0          $ 10,876
 Class B                   $  3,230           $0          $  3,230
 Class C                   $  1,442           $0          $  1,442
 Investor Class*           $109,960           $0          $109,960
 Administrator Class       $  2,775           $0          $  2,775

                              YEAR ENDED                                  7/26/04-
                                7/31/06         11/1/04 - 7/31/05         10/31/04
FUND                          FUNDS MGMT            FUNDS MGMT           FUNDS MGMT
 Value (Fund Level)             $     0              $10,968              $ 2,725
  Class A                       $ 8,055              $ 6,429              $   359
  Class B                       $ 1,937              $ 2,124              $   118
  Class C                       $   991              $   961              $    28
  Investor Class*               $48,391              $49,033              $13,894
  Administrator Class           $     0              $ 1,596              $   621

*   Formerly named Class D.

     Former Strong Funds. As discussed in the "Historical Fund Information"
     --------------------
section, the Capital Growth, Endeavor Large Cap, Endeavor Select, Growth, Growth and Income, Large Cap Growth, Large Company Core, Large Company Value and U.S. Value Funds were created as part of the reorganization of certain portfolios of Strong into certain funds of the Trust. Prior to the reorganization, Strong Investor Services, Inc. ("SIS") served as the administrator to the predecessor portfolios of these Funds and was entitled to receive a fee from the predecessor portfolio at the annual rate shown below of the predecessor portfolio's average daily net assets attributable to the predecessor classes of shares shown below:

CLASS                                                           FEE
       Class A, Class B, Class C and Class Z Shares             0.30%
       Administrator Class (formerly Class K) Shares            0.25%
       Advisor Class                                            0.30%
       Institutional Class Shares                               0.02%
       Investor Class Shares                                    0.30%

     The table below shows the administrative fees paid by either the following Funds or their predecessor portfolios to the respective administrator shown below. The table does not contain information on the Class A and Class C shares of the Capital Growth Fund, and the Class A, Class C and Institutional Class of the Large Company Value Fund, because these classes of shares did not commence operations until July 31, 2007, and March 31, 2008, respectively. The table does not contain information on the Class B and Class C shares of the Growth and Income Fund because these classes of shares are not expected to commence operations until after the closing of the proposed reorganziation.

                                                     YEAR ENDED 7/31/07
                                                         FUNDS MGMT
                             ADMINISTRATIVE FEES
FUND                              INCURRED             FEES WAIVED        FEES PAID AFTER WAIVERS
Capital Growth
 Fund Level                      $  468,055                 $0                  $  468,055
 Administrator Class             $  455,801                 $0                  $  455,801
 Investor Class                  $1,322,991                 $0                  $1,322,991
 Institutional Class             $  149,049                 $0                  $  149,049
Endeavor Large Cap
 Fund Level                      $   22,832                 $0                  $   22,832
 Class A                         $  114,725                 $0                  $  114,725
 Class B                         $    8,502                 $0                  $    8,502
 Class C                         $    4,629                 $0                  $    4,629
Endeavor Select
 Fund Level                      $  542,150                 $0                  $  542,150
 Class A                         $  437,582                 $0                  $  437,582
 Class B                         $   32,178                 $0                  $   32,178
 Class C                         $   23,259                 $0                  $   23,259
 Administrator Class             $   88,442                 $0                  $   88,442
 Institutional Class             $  655,824                 $0                  $  655,824
Growth
 Fund Level                      $  694,359                 $0                  $  694,359
 Investor Class                  $4,617,112                 $0                  $4,617,112
 Advisor Class                   $   57,409                 $0                  $   57,409
 Institutional Class             $  178,064                 $0                  $  178,064
 Class C                         $      645                 $0                  $      645
 Administrator Class             $  119,379                 $0                  $  119,379
Growth and Income
 Fund Level                      $  142,003                 $0                  $  142,003
 Investor Class                  $  982,521                 $0                  $  982,521
 Advisor Class                   $    7,501                 $0                  $    7,501
 Institutional Class             $   26,166                 $0                  $   26,166
 Administrator Class             $    2,407                 $0                  $    2,407
Large Cap Growth
 Fund Level                      $  201,149                 $0                  $  201,149
 Investor Class                  $1,609,190                 $0                  $1,609,190
Large Company Core
 Fund Level                      $   30,816                 $0                  $   30,816
 Class A                         $   42,173                 $0                  $   42,173
 Class B                         $   12,584                 $0                  $   12,584
 Class C                         $    7,944                 $0                  $    7,944
 Administrator Class             $    5,698                 $0                  $    5,698
 Class Z                         $  150,938                 $0                  $  150,938
Large Company Value

                                                     YEAR ENDED 7/31/07
                                                         FUNDS MGMT
                             ADMINISTRATIVE FEES
FUND                              INCURRED             FEES WAIVED        FEES PAID AFTER WAIVERS
 Fund Level                       $104,645                  $0                   $104,645
 Administrator Class              $  6,614                  $0                   $  6,614
 Investor Class                   $749,903                  $0                   $749,903
U.S. Value
 Fund Level                       $120,411                  $0                   $120,411
 Class A                          $  6,926                  $0                   $  6,926
 Class B                          $ 10,368                  $0                   $ 10,368
 Class C                          $  4,717                  $0                   $  4,717
 Administrator Class              $188,513                  $0                   $188,513
 Class Z                          $170,950                  $0                   $170,950

                             YEAR ENDED          4/9/05 -         1/1/05 -                  YEAR ENDED
                               7/31/06           7/31/05           4/8/05                    12/31/04
                                FEES               FEES
                               PAID TO           PAID TO            FEES              FEES               FEES
                                FUNDS             FUNDS            PAID TO           PAID TO           WAIVED BY
FUND                            MGMT               MGMT              SIS               SIS                SIS
Capital Growth
 Fund Level                  $  282,978        $   10,473         $  8,436           N/A                 N/A
 Administrator Class         $  244,467        $    5,819         $  4,687         $        0          $  7,360
 Investor Class              $1,075,889        $  140,113         $112,858         $  208,010          $ 15,934
 Institutional Class         $   65,922        $    1,076         $    866           N/A                 N/A
Endeavor Large Cap
 Fund Level                  $   21,950        $    2,370         $  1,909           N/A                 N/A
 Class A                     $  113,261        $   30,332         $ 24,432         $  115,573          $      0
 Class B                     $    7,157        $      693         $    558         $    2,466          $      0
 Class C                     $    2,499        $      261         $    210         $    1,288          $      0
Endeavor Select
 Fund Level                  $  238,200        $    5,989         $  4,824           N/A                 N/A
 Class A                     $  320,743        $   73,795         $ 59,440         $  231,919          $      0
 Class B                     $   25,424        $    1,887         $  1,520         $    2,809          $      0
 Class C                     $   13,651        $      897         $    722         $    2,506          $      0
 Administrator Class         $   80,215        $   29,933         $ 24,110           N/A                 N/A
 Institutional Class         $  214,142        $    5,235         $  4,217           N/A                 N/A
Growth
 Fund Level                  $  714,925        $   77,390         $ 62,336           N/A                 N/A
 Investor Class              $5,136,450        $1,143,553         $921,108         $3,626,197          $      0
 Advisor Class               $   33,542        $    5,114         $  4,119         $   22,461          $      0
 Institutional Class         $  158,995        $   35,052         $ 28,234         $   57,419          $      0
 Class C                     $      504        $      137         $    110         $    1,229          $      0
 Administrator Class         $   77,512        $   29,920         $ 24,100         $        0          $148,903
Growth and Income
 Fund Level                  $  179,222        $   23,354         $ 18,811           N/A                 N/A
 Investor Class              $1,068,634        $  439,503         $354,010         $1,562,947          $      0
 Advisor Class               $    8,838        $    3,706         $  2,985         $   19,997          $      0
 Institutional Class         $   23,922        $    2,852         $  2,297         $   12,340          $      0
 Administrator Class         $   57,540        $    8,594         $  6,923         $   37,782          $ 30,023
Large Cap Growth

                               YEAR ENDED          4/9/05 -            1/1/05 -                   YEAR ENDED
                                7/31/06             7/31/05             4/8/05                     12/31/04
                                  FEES               FEES
                                PAID TO             PAID TO              FEES               FEES               FEES
                                 FUNDS               FUNDS             PAID TO             PAID TO           WAIVED BY
FUND                              MGMT               MGMT                SIS                 SIS                SIS
 Fund Level                   $  222,364           $192,551            $155,096            N/A                 N/A
 Investor Class               $1,779,979           $275,485            $221,898          $1,664,015           $     0
Large Company Core
 Fund Level                   $   47,071           $161,434            $130,032            N/A                 N/A
 Class A                      $   70,145           $ 34,751            $ 27,991          $  182,630           $     0
 Class B                      $   17,076           $  6,330            $  5,098          $   25,472           $     0
 Class C                      $   10,883           $  4,658            $  3,752          $   21,976           $     0
 Administrator Class          $   19,587           $ 23,236            $ 18,716          $        0           $72,873
 Class Z                      $  177,830            N/A                 N/A                N/A                 N/A
Large Company Value
 Fund Level                   $  107,247           $ 11,420            $  9,199            N/A                 N/A
 Administrator Class          $    8,155           $  2,288            $  1,843          $        0           $10,809
 Investor Class               $  763,457           $149,555            $120,463          $  366,867           $     0
U.S. Value
 Fund Level                   $  148,661           $ 18,569            $ 14,957            N/A                 N/A
 Class A                      $    8,792           $  3,573            $  2,878          $   13,364           $     0
 Class B                      $   12,216           $  4,397            $  3,542          $   17,261           $     0
 Class C                      $    5,879           $  2,543            $  2,049          $   12,969           $     0
 Administrator Class          $  228,668           $ 47,241            $ 38,052          $  143,614           $62,409
 Class Z                      $  227,854           $244,771            $197,158          $  697,798           $     0

Distributor
-----------

     Wells Fargo Funds Distributor, LLC (the "Distributor" or "WFFD"), located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

     The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

     The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules of the FINRA. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     For the fiscal year ended July 31, 2007, the Funds paid the Distributor the following fees for distribution-related services. The table does not contain information on the Class C shares of the Capital Growth Fund and the Class C shares of the Large Company Value Fund because those classes of shares did not commence operations until July 31, 2007, and March 31, 2008, respectively. The table does not contain information on the Class B and Class C shares of the Growth and Income Fund because these classes of shares are not expected to commence operations until after the closing of the proposed reorganization.

                               DISTRIBUTION FEES

                                                         PRINTING,      COMPENSATION      COMPENSATION
                                                         MAILING &           TO                TO
FUND/CLASS                TOTAL        ADVERTISING      PROSPECTUS      UNDERWRITERS      BROKER/DLRS        OTHER*
 EQUITY INDEX
  Class B               $215,599            $0              $0             $     0          $     0        $215,599
 ENDEAVOR LARGE CAP
  Class B               $ 22,774            $0              $0             $     0          $     0        $ 22,774
  Class C               $ 12,400            $0              $0             $ 9,902          $ 2,498        $      0
 ENDEAVOR SELECT
  Class B               $ 86,191            $0              $0             $     0          $     0        $ 86,191
  Class C               $ 62,300            $0              $0             $49,604          $12,696        $      0
 GROWTH
  Class C               $  1,726            $0              $0             $ 1,404          $   322        $      0
 LARGE COMPANY CORE
  Class B               $ 33,708            $0              $0             $     0          $     0        $ 33,708
  Class C               $ 21,278            $0              $0             $16,866          $ 4,412        $      0
 U.S. VALUE
  Class B               $ 33,807            $0              $0             $     0          $     0        $ 33,807
  Class C               $ 15,382            $0              $0             $ 9,057          $ 6,325        $      0
 VALUE
  Class B               $  8,650            $0              $0             $     0          $     0        $  8,650
  Class C               $  3,864            $0              $0             $ 1,806          $ 2,058        $      0

------
* The Distributor has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/
     dealers is made by the unaffiliated third party lender from the amounts assigned.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class Z, Administrator Class, Advisor Class, and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the FINRA.

     General. The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian
---------

     Wells Fargo Bank, N.A. (the "Custodian") located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

Fund Accountant
---------------

     PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant and in such capacity maintains the financial books and records for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:

AVERAGE FUND COMPLEX DAILY NET ASSETS                 ANNUAL ASSET-BASED
(EXCLUDING THE MASTER TRUST PORTFOLIO ASSETS)                FEES
       First $85B                                           0.0051%
       Over $85B                                            0.0025%

     In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PFPC is entitled to receive certain out-of-pocket costs. Each Fund's share of the annual asset-based Fund Complex fee is based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex, excluding the Master Trust portfolios.

Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

     For the fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to and retained by the Distributor on behalf of all Funds was as follows:

    YEAR ENDED 7/31/07              YEAR ENDED 7/31/06            4/11/05 - 7/31/05
    PAID          RETAINED          PAID         RETAINED         PAID        RETAINED
 $  76,008           $0          $106,177         $1,986        $7,761        $7,761

     Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the Equity Index Fund and Value Fund on a continuous basis. For the past three fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens Inc. ("Stephens") by the Equity Index Fund (and other WELLS FARGO ADVANTAGE FUNDS) and the amounts retained by Stephens was as follows:

     10/1/04 - 4/10/05                  YEAR ENDED 9/30/04
    PAID           RETAINED            PAID            RETAINED
 $  50,411          $7,532         $2,015,276         $340,635

     For the periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Value Fund and the other C&B Funds and the amounts retained by Stephens were as follows:

        11/1/04 - 4/10/05                    7/26/04 - 10/31/04
 TOTAL PAID       TOTAL RETAINED       TOTAL PAID       TOTAL RETAINED
 $  80,123            $13,405            $84,463           $43,443

     Prior to April 11, 2005, SII served as the principal underwriter for the predecessor portfolios of the Capital Growth Fund, Endeavor Large Cap Fund, Endeavor Select Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, Large Company Core Fund, Large Company Value Fund and U.S. Value Fund. For the period January 1, 2005, through April 10, 2005, the aggregate dollar amount of underwriting commissions paid to and retained by SII were as follows:

     1/1/05 - 4/10/05
    PAID          RETAINED
 $  8,158         $8,158

Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the WELLS FARGO ADVANTAGE FUNDS family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

     The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

                 THE DEALER REALLOWANCE FOR PURCHASES OF CLASS A SHARES IS AS
FOLLOWS:

                                FRONT-END SALES        FRONT-END SALES            DEALER
                                  CHARGE AS %            CHARGE AS %           REALLOWANCE
                                   OF PUBLIC            OF NET AMOUNT         AS % OF PUBLIC
AMOUNT OF PURCHASE               OFFERING PRICE            INVESTED           OFFERING PRICE
 Less than $50,000                    5.75%                  6.10%                 5.00%
 $50,000 to $99,999                   4.75%                  4.99%                 4.00%
 $100,000 to $249,999                 3.75%                  3.90%                 3.00%
 $250,000 to $499,999                 2.75%                  2.83%                 2.25%
 $500,000 to $999,999                 2.00%                  2.04%                 1.75%
 $1,000,000 and over/1/               0.00%                  0.00%                 1.00%

------
/1/   We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

     Purchases and Redemptions for Existing WELLS FARGO ADVANTAGE FUNDS Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders with an existing WELLS FARGO
------------------------
ADVANTAGE FUNDS account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their WELLS FARGO ADVANTAGE FUNDS account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Extraordinary Circumstances Affecting Redemptions. Under the extraordinary
     --------------------------------------------------
circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each of the Funds. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

  o Family members, as defined in the prospectus, of any of the above.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders. No CDSC is imposed on redemptions of Class B shares of a former
------------
Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an Individual Retirement Account (IRA), Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders
     -----------------------------------------------------------
who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

     Reduced Sales Charges for Former Montgomery Fund Shareholders. Former
     -------------------------------------------------------------
Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of

WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

     Reduced Sales Charges for Affiliated Funds. Any affiliated fund that
     ------------------------------------------
invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

     Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is
     -----------------------------------------------------------
imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

     Investors Eligible to Acquire Class B Shares. Class B shares are closed to
     --------------------------------------------
new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the proposed reorganization of the Wells Fargo Advantage Equity Index Fund into the Index Fund.

     Investors Eligible to Acquire Class B and Class C shares of the Growth and
     --------------------------------------------------------------------------
Income Fund. Class B and Class C shares of the Growth and Income Fund are
-----------
initially offered solely to shareholders who are eligible to receive such shares in exchange for their Class B and Class C shares of the Large Company Core Fund as a result of the proposed reorganization of such Fund into the Growth and Income Fund. Currently, Class B and Class C shares of the Growth and Income Fund are not available for new accounts except to such shareholders in connection with the proposed reorganization, which, if duly approved, is expected to occur on July 18, 2008. Thereafter, Class B and Class C shares of the Growth and Income Fund will be available for investment to any other eligible investors.

     Additional Investors Eligible to Purchase Class Z Shares of the Large
     ---------------------------------------------------------------------
Company Core and U.S. Value Funds ("Class Z shares"):
-----------------------------------------------------

     Class Z shares are available for purchase under limited circumstances, as described in each Fund's Prospectus. In addition to the limitations described in each Fund's Prospectus, you may also continue to purchase Class Z shares if:

  o You are an existing shareholder of Class Z shares of a Fund (either directly or through a financial intermediary) and you wish to:

     o open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). PLEASE NOTE: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of a Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

  o You are the beneficiary of Class Z shares of a Fund (I.E., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

  o You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of a Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

  o You are an existing separately managed account client of one of the Funds' sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

     If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of a Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

     Waiver of Minimum Initial Investment Amount for Institutional Class Shares
     --------------------------------------------------------------------------
for Eligible Investors. An eligible investor (as defined below) may purchase
-----------------------
Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  o Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  o Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and

  o Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

     Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  o Related business entities, including;

     o Corporations and their subsidiaries

     o General and Limited partners; and

     o Other business entities under common ownership or control

  o Shareholder accounts that share a common tax-id number.

  o Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

     All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

     Investors Eligible to Purchase Closed Funds. The Value Fund, Classes A and
     --------------------------------------------
C, (the "Closed Fund") are closed to new investors. You may continue to purchase shares of the Closed Fund if:

  o You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

     o add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

     o open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

  o You are the beneficiary of shares of the Closed Fund (I.E., through an IRA or transfer on death account) or are the recipient of shares of the Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

  o You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

  o You sponsor a retirement plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

  o You are an existing separately managed account client of one of the Funds' sub-advisers whose current account is managed in a similar style as that of the Closed Fund.

     Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

     Compensation to Dealers and Shareholder Servicing Agents. Set forth below
     ---------------------------------------------------------
is a list of the member firms of FINRA to which the Adviser, the Funds' distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2007 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectus under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2007, are not reflected:

     FINRA MEMBER FIRMS
     ------------------

  . 401(k) Investment Services, Inc.

  . ADP Broker-Dealer, Inc.

  . A.G. Edwards & Sons, Inc.

  . American Skandia Marketing, Inc.

  . Ameriprise Financial Services, Inc.

  . Bear, Stearns Securities Corp.

  . Charles Schwab & Co., Inc.

  . Citigroup Global Markets, Inc.

  . CitiStreet Advisors LLC

  . Fidelity Investments Institutional Services Company, Inc.

  . Financial Network Investment Corp.

  . GWFS Equities, Inc.

  . GunnAllen Financial, Inc.

  . Hewitt Financial Services, LLC

  . ING Financial Partners, Inc.

  . Linsco/Private Ledger Corporation

  . Mellon Financial Markets, LLC

  . Merrill Lynch, Pierce, Fenner & Smith Incorporated

  . Morgan Stanley DW, Inc.

  . MSCS Financial Services, LLC

  . Multi-Financial Securities Corporation

  . Nationwide Investment Services Corp.

  . Pershing LLC

  . Prudential Investment Management Services, Inc.

  . Prudential Retirement Brokerage Services, Inc.

  . Ross, Sinclaire & Associates, LLC

  . Security Distributors, Inc.

  . Raymond James & Associates, Inc.

  . RBC Dain Rauscher, Inc.

  . UBS Financial Services Inc.

  . Valic Financial Advisors, Inc.

  . Wachovia Securities, LLC

  . Wells Fargo Investments, LLC

     In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

     Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of a Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     A Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include:
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

     The table below shows the Funds' portfolio turnover rates for the two most recent fiscal years:

                              JULY 31,         JULY 31,
FUND                            2007             2006
Capital Growth                  114%              89%
Endeavor Large Cap              109%             111%
Endeavor Select                  91%              84%
Equity Index                      4%               6%
Growth                          117%             123%
Growth and Income                56%/2/           16%
Large Cap Growth                113%              98%
Large Company Core               33%/2/           16%
Large Company Value              18%               8%
U.S. Value                       17%/1/           43%
Value                            24%              33%

1
  The sub-advisor made purchases in the industrials, energy, and telecommunication groups, and as a result reduced the Fund's holdings in the consumer staples group. These sector moves increased the portfolio turnover rate relative to the preceding fiscal year.
/2/   Portfolio turnover increased in part because several holdings in the
       Funds were acquired for cash such as Bank of New York, Dollar General, First Data Corp., American Power Conversion and Symbol Technologies. Additionally, several holdings reached the sub-adviser's target sale price and were sold and proceeds were invested in other opportunities.

     Brokerage Commissions. For the three most recent fiscal years, the Funds
     ---------------------
listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                     YEAR ENDED       YEAR ENDED             PERIOD             YEAR ENDED
FUND                   7/31/07          7/31/06        10/1/04 - 7/31/05*        9/30/04*
 Equity Index          $23,035          $17,453              $18,127              $9,003

* While market movement may account for some of the difference in total commissions in these periods due to margin requirements on futures and shareholder fund outflows, there are two components that would account for the remainder: an increase in assets and an increase in turnover.

     For the same fiscal periods listed above, the Equity Index Fund did not pay any brokerage commissions to affiliated brokers.

                               TOTAL COMMISSIONS

               YEAR ENDED        YEAR ENDED        PERIOD ENDED        YEAR ENDED
FUND             7/31/07           7/31/06            7/31/05           10/31/04
 Value         $  12,642*          $23,366            $35,679           $16,668

------
* The Value Fund's commissions declined approximately 54% from the previous period. This decline resulted from an increase in execution trading and a decline in soft dollar transactions.

     Former Strong Funds. For the fiscal periods listed below, the Funds or the
     --------------------
predecessor portfolios of the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                               TOTAL COMMISSIONS

                             YEAR ENDED            YEAR ENDED           PERIOD ENDED         YEAR ENDED
FUND                           7/31/07              7/31/06                7/31/05            12/31/04
 Capital Growth              $1,789,951          $ 1,239,599*            $  408,385         $  531,694
 Endeavor Large Cap          $   79,328          $    90,369             $   71,136         $  196,826
 Endeavor Select             $1,754,932          $ 1,110,019***          $  203,311         $  448,327
 Growth                      $3,232,495          $ 4,405,646             $3,669,302         $4,425,371
 Growth and Income           $  339,000          $   371,880****         $  843,024         $2,519,137
 Large Cap Growth            $  872,984          $   943,270             $  697,352         $1,491,711
 Large Company Core          $   80,578          $   104,928****         $  300,950         $  585,554
 Large Company Value         $   70,737          $    60,954**           $  118,770         $  172,666
 U.S. Value                  $  150,820          $   344,347             $  183,300         $  578,170

------
* The increase in total commission was due to the significant change in the size of the fund assets.
**   In the first quarter of 2005, the assets of the Strong Dividend Income
       Fund, the Strong Energy Fund, and the Strong Dow 30 Value Fund were combined to form the Wells Fargo Advantage Large Company Value Fund. The assets of the new Fund were rebalanced throughout the course of the year in order to move the new Fund's holdings towards portfolio targets. The rebalancing produced a level of turnover that was higher than what is expected to be typical for the Fund.
***   The increase in total commission was due to the significant change in the size of the fund assets.
**** Matrix assumed management of the Funds on 1/1/05. Matrix's repositioning of the Funds upon taking over management resulted in higher turnover and brokerage commissions in 2005.

     For the fiscal year ended July 31, 2007, the Funds listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated amount of total transactions.

FUND                     COMMISSIONS PAID   TRANSACTIONS VALUE
  Capital Growth             $330,466          $468,140,863
  Endeavor Large Cap         $ 12,941          $ 16,167,348
  Endeavor Select            $354,846          $537,081,068
  Equity Index               $      0          $          0
  Growth                     $619,528          $621,381,111
  Growth and Income          $214,020          $203,529,155
  Large Cap Growth           $226,946          $235,535,498
  Large Company Core         $ 37,454          $ 32,925,851
  Large Company Value        $ 62,252          $ 83,042,532
  U.S. Value                 $ 34,736          $121,269,427
  Value Fund                 $  6,275          $  5,263,493

     Securities of Regular Broker-Dealers. The Funds are required to identify
     ------------------------------------
any securities of their "regular brokers or dealers" (as defined under the 1940
Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of July 31, 2007, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below:

FUND                     BROKER DEALER                            AMOUNT
 Capital Growth          Bear Stearns                          $ 6,948,489
                         Citigroup                             $ 6,065,104
                         Credit Suisse First Boston Corp       $ 9,486,413
                         Deutsche Bank Alex Brown              $   617,643
                         Goldman Sachs & Co.                   $10,394,286
                         JP Morgan Chase & Co.                 $22,178,840
                         Lehman Brothers, Inc.                 $12,055,900
                         Morgan Stanley & Co.                  $ 7,284,041
 Endeavor Large Cap      Bear Stearns                          $   117,600
                         Citigroup                             $   102,650
                         Credit Suisse First Boston Corp       $   160,554
                         Deutsche Bank                         $    10,453
                         Goldman Sachs & Co.                   $   402,029
                         JP Morgan Chase & Co.                 $   910,567
                         Lehman Brothers, Inc.                 $   498,480
                         Morgan Stanley & Co.                  $   123,281
 Endeavor Select         Bear Stearns                          $ 7,506,242
                         Credit Suisse First Boston Corp       $10,247,883
                         Deutsche Bank                         $   667,221
                         Goldman Sachs & Co.                   $ 1,137,116
                         Lehman Brothers, Inc.                 $14,607,200
                         Morgan Stanley & Co.                  $ 7,868,728
 Equity Index            Bank of America                       $ 5,831,000
                         Bear Stearns                          $ 3,245,000
                         Citigroup                             $ 8,866,000
                         Credit Suisse First Boston Corp       $ 3,883,000
                         Deutsche Bank Alex Brown              $   253,000
                         Goldman Sachs & Co.                   $ 2,562,000
                         JP Morgan Chase & Co.                 $ 4,166,000
                         Lehman Brothers, Inc.                 $   915,000
                         Merrill Lynch & Co.                   $ 1,790,000
                         Morgan Stanley & Co.                  $ 4,847,000
 Growth                  Bear Stearns                          $15,526,362
                         Citigroup                             $13,552,442
                         Credit Suisse First Boston Corp       $21,197,339
                         Deutsche Bank                         $ 1,380,121
                         Goldman Sachs & Co.                   $ 2,352,079
                         Lehman Brothers, Inc.                 $ 2,480,000
                         Merrill Lynch & Co.                   $10,759,000
                         Morgan Stanley & Co.                  $16,276,152

Growth and Income         Bank of America                      $11,143,700
                          Bear Stearns                          $ 1,303,488
                          Citigroup                             $12,370,455
                          Credit Suisse First Boston Corp       $ 1,779,585
                          Deutsche Bank                         $   115,866
                          Goldman Sachs & Co.                   $   197,465
                          JP Morgan Chase & Co.                 $ 9,124,325
                          Merrill Lynch & Co.                   $ 9,052,400
                          Morgan Stanley & Co.                  $11,266,286
 Large Cap Growth         Bear Stearns                          $ 2,632,792
                          Citigroup                             $ 2,298,076
                          Credit Suisse First Boston Corp       $ 3,594,415
                          Deutsche Bank                         $   234,026
                          Goldman Sachs & Co.                   $ 4,071,470
                          Merrill Lynch & Co.                   $ 2,522,800
                          Morgan Stanley & Co.                  $ 2,759,933
 Large Company Core       Bank of America                       $ 1,896,800
                          Bear Stearns                          $   255,046
                          Citigroup                             $ 2,131,992
                          Credit Suisse First Boston Corp       $   348,202
                          Deutsche Bank                         $    22,671
                          Goldman Sachs & Co.                   $    38,637
                          JP Morgan Chase & Co.                 $ 1,522,746
                          Merrill Lynch & Co.                   $ 1,484,000
                          Morgan Stanley & Co.                  $ 2,004,627
 Large Company Value      Bank of America                       $ 5,510,204
                          Bear Stearns                          $ 1,272,606
                          Citigroup                             $ 7,719,098
                          Credit Suisse First Boston Corp       $ 1,737,423
                          Deutsche Bank                         $   113,121
                          Goldman Sachs & Co.                   $ 2,547,036
                          JP Morgan Chase & Co.                 $ 5,686,092
                          Merrill Lynch & Co.                   $ 1,751,120
                          Morgan Stanley & Co.                  $ 3,919,910
 U.S. Value               Bank of America                       $ 2,437,388
                          Bear Stearns                          $ 1,131,312
                          Citigroup                             $ 5,830,764
                          Credit Suisse First Boston Corp       $ 1,544,522
                          Deutsche Bank Alex Brown              $   100,561
                          Goldman Sachs & Co.                   $   171,382
                          JP Morgan Chase & Co.                 $ 2,130,084
                          Morgan Stanley & Co.                  $ 1,217,900
 Value                    Bank of America                       $ 1,056,000
                          Bear Stearns                          $    69,000
                          Citigroup                             $    61,000
                          Credit Suisse First Boston Corp       $    95,000
                          Deutsche Bank Alex Brown              $     6,000
                          Goldman Sachs & Co.                   $    11,000
                          JP Morgan Chase & Co.                 $   577,000
                          Morgan Stanley & Co.                  $    73,000


                                 FUND EXPENSES

     From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, recent legislation provides that 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

     Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income tax.

     Moreover, a Fund may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses. As of July 31, 2007, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

                                CAPITAL LOSS CARRY-
FUND                                FORWARD ($)        EXPIRATION DATE
  Growth                           $151,275,518             2009
  Growth and Income                $ 16,463,063             2010
                                   $    441,738             2011
  Large Cap Growth                 $145,946,223             2008
                                   $203,828,512             2010
  Large Company Value              $  3,530,497             2009
                                   $    604,271             2010


     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

     Excise Tax. If a Fund fails to distribute by December 31 of each calendar
     ----------
year at least an amount equal to the sum of 98% of its ordinary income (excluding capital gains and losses for that year), 98% of its capital gain net income (adjusted for net ordinary losses) for the 12 month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

     Taxation of Fund Investments. In general, realized gains or losses on the
     ----------------------------
sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though a Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

     In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

     If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

     Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle including any interest, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or
(iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     In addition, a Fund's transactions in securities and certain types of derivatives (E.G., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

     A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. the Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. dividends received by the Fund from a REIT will not constitute qualified dividend income.

     A Fund may invest directly or indirectly (E.G., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax-exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

     "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. All distributions paid out of a Fund's current
     -------------------------
and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a
     ----------------------------------
cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

     Foreign Taxes. Amounts realized by a Fund on foreign securities may be
     -------------
subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

     Federal Income Tax Rates. As of the date of this SAI, the maximum stated
     ------------------------
federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

     Backup Withholding. A Fund is generally required to withhold and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

     Corporate Shareholders. Subject to limitation and other rules, a corporate
     ----------------------
shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

     A portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

     Foreign Shareholders. For purposes of this discussion, "foreign
     --------------------
shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (I.E., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust),
(iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

     Generally, distributions made to exempt foreign shareholders attributable to net investment income will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction). However, for taxable years beginning before January 1, 2008, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders.

     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain dividends and, with respect to taxable years of a Fund beginning before January 1, 2008, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder. If the requirements of clause (i) are not met but the requirements of clause (ii) are, such gains and distributions will be subject to federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause
(iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year. Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

     Although legislation was proposed to extend the exemptions from withholding for interest-related dividends ans short-term capital gain dividends for one year (I.E. for taxable years beginning before January 1, 2009), as of the date of this SAI, it is unclear whether the legislation will be enacted.

     In order to qualify for any exemption from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should contact their tax advisers in this regard.

     In the case of shares held through an intermediary, even of a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

     Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends.

     Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI. However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     As mentioned earlier, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

     Tax-Deferred Plans. Shares of the Funds may be available for a variety of
     ------------------
tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax
     -----------------------
advisers and financial planners regarding the tax consequences to them of an investment in the Funds. Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs which invest directly or indirectly in residual interests in REMICs or in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

     Tax Shelter Reporting Regulations. Under Treasury Regulations, if an
     ---------------------------------
individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds of the Trusts.

     The Procedures set forth Funds Management's general position on various proposals, such as:

  . Routine Items - Funds Management will generally vote for uncontested
    -------------
    director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  . Corporate Governance - Funds Management will generally vote for charter
    --------------------
    and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  . Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
    that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  . Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
    Proxy Committee will examine these items on a case-by-case basis.

  . Shareholder Rights - Funds Management will generally vote against
    ------------------
    proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or
(viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (E.G., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (I.E., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the
   ---------------------------------
"Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure
    ----------------------
that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     --------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

     A. Complete Holdings. The complete portfolio holdings for each Fund
        -----------------
(except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

     B. Top Ten Holdings. Top ten holdings information (excluding derivative
        ----------------
positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

     C. Fund of Funds Structure.
        -----------------------
    1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

    2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited
    ----------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. Sub-Advisers. Sub-advisers shall have full daily access to fund
        ------------
holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. Money Market Portfolio Management Team. The money market portfolio
        --------------------------------------
management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C. Funds Management/Wells Fargo Funds Distributor, LLC.
        ----------------------------------------------------
     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
    2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
    3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. External Servicing Agents. Appropriate personnel employed by entities
        --------------------------
that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C.to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. Rating Agencies. Nationally Recognized Statistical Ratings
        ----------------
Organizations ("NRSRO's") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of
   -----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure;
(viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views,
    ------------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures,
     ---------------
including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

                                 CAPITAL STOCK

     The Funds are eleven series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of March 10, 2008, is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of the Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

     The table does not contain information on the Class A, Class C and Institutional Class of the Large Company Value Fund, because these classes of shares did not commence operations until March 31, 2008. The table does not contain information on the Class B and Class C shares of the Growth and Income Fund because these classes of shares are not expected to commence operations until after the closing of the proposed reorganziation.

                       5% OWNERSHIP AS OF MARCH 10, 2008

FUND                        NAME AND ADDRESS                         PERCENTAGE
----------------------      ----------------------------------      -----------
CAPITAL GROWTH
 Class A                    CHARLES SCHWAB & CO INC                     76.43%
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Class C                    MLPF&S FOR THE SOLE BENEFIT                 14.72%
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
                            ATTN: CASE HOOGENDOORN                      11.28%
                            OPPENHEIMER & CO INC
                            FBO HOOGENDOORN & TALBOT LLP SVGS
                            & PFT SHRG PL & TR
                            AUTHORIZED PARTNER
                            122 S MICHIGAN AVE STE 1220
                            AMERICAN ENTERPRISE INVESTMENT               7.37%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Administrator Class        WELLS FARGO BANK NA FBO                     25.77%
                            OMNIBUS REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                     20.44%
                            WF-RPS-OMN
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                     18.54%
                            WELLS FARGO 401K
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                     12.28%
                            OMNIBUS CASH/CASH
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            STATE STREET BANK AS TRUSTEE                11.05%
                            FOR STARWOOD HOTELS AND RESORTS
                            WORLDWIDE
                            ONE LINCOLN STREET
                            BOSTON MA 02111-2901

FUND                        NAME AND ADDRESS                              PERCENTAGE
----------------------      -------------------------------------      ----------------
                            STATE OF INDIANA TTEE                           8.00   %
                            STATE OF INDIANA DEFERRED COMP
                            & MATCHING PLAN
                            8515 E ORCHARD RD # 2T2
                            GREENWOOD VLG CO 80111-5002
 Institutional Class        NFS LLC FEBO                                   34.74   %
                            FIIOC AS AGENT FOR
                            QUALIFIED EMPLOYEE BENEFIT
                            PLANS 401K FINOPS - IC FUNDS
                            100 MAGELLAN WAY KW1C
                            COVINGTON KY 41015-1987
                            WELLS FARGO BANK NA FBO                        10.77   %
                            EDVEST WELLS FARGO AGGRESSIVE PORT
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                         5.11   %
                            TOMORROW'S SCHOLAR AGGRESSIVE GROWTH
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Investor Class             CHARLES SCHWAB & CO INC                        30.22   %
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            ATTN: TERESA MILLER                            23.79   %
                            NFS LLC FEBO
                            THE TRUST COMPANY OF KNOXVILLE
                            THE TRUST CO OF KNOXVILLE TTEE
                            620 MARKET ST STE 300
                            KNOXVILLE TN 37902-2290
                            NFS LLC FEBO                                   10.54   %
                            THE TRUST COMPANY OF KNOXVILLE TTEE
                            THE TRUST COMPANY OF KNOXVILLE
                            RETIREMENT PLAN - OMNIBUS ACCT
                            620 MARKET ST STE 300
                            KNOXVILLE TN 37902-2290
                            VARIOUS FASCORP RECORDKEPT PLANS                5.07   %
                            WELLS FARGO BANK NA
                            401K
                            C/O GREAT WEST LIFE
                            8515 E ORCHARD RD STE 2T2
                            GREENWOOD VILLAGE CO 80111-5002
ENDEAVOR LARGE CAP
 Endeavor Large Cap (Fund   WELLS FARGO FUNDS MANAGEMENT LLC                 60.70%/1/
Level)                      EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FLS WI 53051-4400
 Class A                    WELLS FARGO FUNDS MANAGEMENT LLC               68.19   %
                            EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FLS WI 53051-4400

FUND            NAME AND ADDRESS                            PERCENTAGE
----------      -----------------------------------      ----------------
                CHARLES SCHWAB & CO INC                      11.80   %
                SPECIAL CUSTODY ACCOUNT
                FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                ATTN: MUTUAL FUNDS
                101 MONTGOMERY ST
                SAN FRANCISCO CA 94104-4151
 Class B        AMERICAN ENTERPRISE INVESTMENT               54.35   %
                SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
 Class C        AMERICAN ENTERPRISE INVESTMENT               19.18   %
                SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
                MERRILL LYNCH PIERCE FENNER &                17.77   %
                SMITH INC
                MERRILL LYNCH FIN DATA SERVICES
                ATTN: SERVICE TEAM
                4800 DEER LAKE DR E FL 3
                JACKSONVILLE FL 32246-6484
                UBS FINANCIAL SERVICES INC. FBO               6.04   %
                SCOTT ADAMS TTEE HUZYAK
                NIECES AND NEPHEWS TRUST
                DTD 12/4/93
                57 STONECLIFF COVE DR
                DAWSONVILLE GA 30534-6413
ENDEAVOR SELECT
 Endeavor SelectPRUDENTIAL INVESTMENT MGMT SERV                53.20%/2/
                FBO MUTUAL FUND CLIENTS
                ATTN: PRUCHOICE UNIT
                MAIL STOP 194-201
                194 WOOD AVENUE SOUTH
                ISELIN NJ 08830-2710
 Class A        CHARLES SCHWAB & CO INC                      49.10   %
                SPECIAL CUSTODY ACCOUNT
                FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                ATTN: MUTUAL FUNDS
                101 MONTGOMERY ST
                SAN FRANCISCO CA 94104-4151
                MERCER TRUST COMPANY TTEE FBO                11.72   %
                FLOWERS FOODS INC 401K PLAN
                1 INVESTORS WAY MSC N-3-H
                NORWOOD MA 02062-1599
 Class B        AMERICAN ENTERPRISE INVESTMENT               54.11   %
                SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
 Class C        AMERICAN ENTERPRISE INVESTMENT               28.47   %
                SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446

FUND                        NAME AND ADDRESS                          PERCENTAGE
----------------------      -----------------------------------      -----------
 Administrator Class        WELLS FARGO FUNDS MANAGEMENT LLC             30.35%
                            EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FALLS WI 53051-4400
                            CHARLES SCHWAB & CO INC                       5.21%
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Institutional Class        PRUDENTIAL INVESTMENT MGMT SERV              72.32%
                            FBO MUTUAL FUND CLIENTS
                            ATTN: PRUCHOICE UNIT
                            MAIL STOP 194-201
                            194 WOOD AVENUE SOUTH
                            ISELIN NJ 08830-2710
                            PATTERSON & CO                               14.00%
                            OMNIBUS CASH / CASH A/C
                            1525 WEST WT HARRIS BLVD
                            CHARLOTTE NC 28288-0001
EQUITY INDEX
 Class A                    WELLS FARGO BANK WEST NA                      6.10%
                            VARIOUS FASCORP RECORDKEPT PLANS
                            8515 E ORCHARD RD # 2T2
                            GREENWOOD VLG CO 80111-5002
 Class B                    NONE                                        NONE
GROWTH AND INCOME
 Administrator Class        WELLS FARGO BANK NA FBO                      83.49%
                            WF-RPS-OMN
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            NFS LLC FEBO                                  9.91%
                            DANIEL MCFADDEN JR
                            10644 VERSAILLES BLVD
                            WELLINGTON FL 33449-8085
 Advisor Class              UMB BANK NA                                  34.85%
                            FBO FIDUCIARY FOR TAX DEFERRED
                            ACCOUNTS
                            ATTN: FINANCE DEPARTMENT
                            1 SW SECURITY BENEFIT PL
                            TOPEKA KS 66636-0001
                            CHARLES SCHWAB & CO INC                      33.66%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
                            UMB BANK NA                                   15.07%
                            FBO FIDUCIARY FOR TAX DEFERRED
                            ACCOUNTS
                            ATTN: FINANCE DEPARTMENT
                            1 SW SECURITY BENEFIT PL
                            TOPEKA KS 66636-0001
                            SECURITY BENEFIT LIFE INSURANCE CO             5.54%
                            FBO SBL VARIABLE ANNUITY ACCT XIV
                            ATTN: FINANCE DEPARTMENT
                            1 SW SECURITY BENEFIT PL
                            TOPEKA KS 66636-0001
 Institutional Class        WELLS FARGO BANK NA FBO                       64.60%
                            YAZAKI EMPLOYEE SAVINGS PLAN
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                        9.11%
                            LIFE STAGES AGGRESSIVE PORTFOLIO
                            A/C
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                        8.71%
                            YAZAKI
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                        8.03%
                            LIFE STAGES MODERATE PORTFOLIO
                            A/C
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Investor Class             MERRILL LYNCH PIERCE FENNER &                 15.24%
                            SMITH INC
                            MERRILL LYNCH FIN DATA SERVICES
                            ATTN: SERVICE TEAM
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
GROWTH
 Class C                    AMERICAN ENTERPRISE INVESTMENT                21.03%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            MS&CO FBO                                      5.35%
                            JUDITH HEITMEYER TTEE
                            SIMON HEITMEYER FAMILY TRUST U/A
                            DTD 05/11/1987
                            9 WEBSTER HILL ESTATES
                            MOUNT VERNON IL 62864-2346
                            MS&CO FBO                                      5.16%
                            VICTORIA WOOTEN TTEE
                            VICTORIA WOOTEN TRUST U/A
                            DTD 10/10/2006
                            10074 S YACHT CLUB DR
                            TREASURE IS FL 33706-3102

FUND                        NAME AND ADDRESS                          PERCENTAGE
----------------------      -----------------------------------      -----------
 Administrator Class        WELLS FARGO BANK NA FBO                      97.13%
                            WF-RPS-OMN
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Advisor Class              UMB BANK NA                                  40.41%
                            FBO FIDUCIARY FOR TAX DEFERRED
                            ACCOUNTS
                            ATTN: FINANCE DEPARTMENT
                            1 SW SECURITY BENEFIT PL
                            TOPEKA KS 66636-0001
                            CHARLES SCHWAB & CO INC                      29.25%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            NATIONWIDE TRUST COMPANY FSB                  8.89%
                            C/O IPO PORTFOLIO ACCOUNTING
                            PO BOX 182029
                            COLUMBUS OH 43218-2029
                            UMB BANK NA                                   6.52%
                            FBO FIDUCIARY FOR TAX DEFERRED
                            ACCOUNTS
                            ATTN: FINANCE DEPARTMENT
                            1 SW SECURITY BENEFIT PL
                            TOPEKA KS 66636-0001
 Institutional Class        WELLS FARGO BANK NA FBO                      19.10%
                            WISCONSIN COLLEGE SAVINGS PROGRAM
                            EDVEST AGGRESSIVE
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARBO BANK NA FBO                      13.14%
                            YAZAKI EMPLOYEE SAVINGS PLAN
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                       9.00%
                            WISCONSIN COLLEGE SAVINGS PROGRAM
                            TS 90%
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            DEUTSCHE BANK SECURITIES INC.                 8.93%
                            FBO
                            ATTN: MUTUAL FUND DEPT 26TH FL
                            1251 AVENUE OF THE AMERICAS
                            NEW YORK NY 10020-1104
                            WELLS FARGO BANK NA FBO                       8.67%
                            WISCONSIN COLLEGE SAVINGS PROGRAM
                            EDVEST MODERATE
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                       7.61%
                            WISCONSIN COLLEGE SAVINGS PROGRAM
                            TS 75%
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

FUND                        NAME AND ADDRESS                              PERCENTAGE
----------------------      ---------------------------------------      -----------
                            NATIONAL FINANCIAL SERVICES CORP                  5.09%
                            FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
                            ATTN: MUTUAL FUNDS DEPT 5TH FLOOR
                            ONE WORLD FINANCIAL CENTER
                            200 LIBERTY ST
                            NEW YORK NY 10281-1003
 Investor Class             CHARLES SCHWAB & CO INC                           9.96%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
LARGE CAP GROWTH
 Investor Class             NONE                                            NONE
LARGE COMPANY CORE
 Class A                    CHARLES SCHWAB & CO INC                          63.97%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            AMERICAN ENTERPRISE INVESTMENT                   17.08%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class B                    AMERICAN ENTERPRISE INVESTMENT                   81.79%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    AMERICAN ENTERPRISE INVESTMENT                   47.57%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class Z                    CHARLES SCHWAB & CO INC                          15.78%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Administrator Class        WELLS FARGO BANK NA FBO                         100.00%
                            WF-RPS-OMN
                            REINVEST/REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

FUND                   NAME AND ADDRESS                          PERCENTAGE
-----------------      -----------------------------------      -----------
LARGE COMPANY VALUE
 Administrator Class   WELLS FARGO BANK NA FBO                      46.64%
                       OMNIBUS CASH/CASH
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
                       WELLS FARGO BANK NA FBO                      14.85%
                       OMNIBUS CASH/REINVEST
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
                       WELLS FARGO BANK NA FBO                      13.55%
                       OMNIBUS REINVEST/REINVEST
                       PO BOX 1533
                       MINNEAPOLIS MN 55480-1533
                       WELLS FARGO INVESTMENTS LLC                   9.22%
                       625 MARQUETTE AVE S 13TH FLOOR
                       MINNEAPOLIS MN 55402-2308
                       WELLS FARGO INVESTMENTS LLC                   8.43%
                       625 MARQUETTE AVE S 13TH FLOOR
                       MINNEAPOLIS MN 55402-2308
 Investor Class        CHARLES SCHWAB & CO INC                      18.31%
                       SPECIAL CUSTODY ACCOUNT
                       FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                       ATTN: MUTUAL FUNDS
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4151
U.S. VALUE
 Class A               PERSHING LLC                                 26.55%
                       PO BOX 2052
                       JERSEY CITY NJ 07303-2052
                       CHARLES SCHWAB & CO INC                      25.26%
                       SPECIAL CUSTODY ACCOUNT
                       FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                       ATTN: MUTUAL FUNDS
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4151
                       AMERICAN ENTERPRISE INVESTMENT               20.68%
                       SERVICES FBO
                       PO BOX 9446
                       MINNEAPOLIS MN 55440-9446
 Class B               AMERICAN ENTERPRISE INVESTMENT               71.89%
                       SERVICES FBO
                       PO BOX 9446
                       MINNEAPOLIS MN 55440-9446
 Class C               AMERICAN ENTERPRISE INVESTMENT               16.66%
                       SERVICES FBO
                       PO BOX 9446
                       MINNEAPOLIS MN 55440-9446

FUND                        NAME AND ADDRESS                               PERCENTAGE
----------------------      ----------------------------------------      -----------
                            MERRILL LYNCH PIERCE FENNER &                     11.38%
                            SMITH INC
                            MERRILL LYNCH FIN DATA SERVICES
                            ATTENTION SERVICE TEAM
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
 Class Z                    CHARLES SCHWAB & CO INC                            5.93%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            SUNTRUST BANK TR                                   5.41%
                            NAVY-MARINE CORP RELIEF SOCIETY
                            EMPLOYEES PENSION PLAN
                            1445 NEW YORK AVE NW
                            WASHINGTON DC 20005-2134
 Administrator Class        WELLS FARGO BANK NA FBO                           24.07%
                            WISCONSIN COLLEGE SAVINGS PROGRAM
                            EDVEST AGGRESSIVE
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                           16.74%
                            TOMORROW'S SCHOLAR 90% EQUITY PORTFOLIO
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                           13.81%
                            TOMORROW'S SCHOLAR 75% EQUITY PORTFOLIO
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                           11.22%
                            WISCONSIN COLLEGE SAVINGS PROGRAM
                            EDVEST MODERATE
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                            7.69%
                            TOMORROW'S SCHOLAR 50% EQUITY PORTFOLIO
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                            7.05%
                            TOMORROW'S SCHOLAR 60% EQUITY PORTFOLIO
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                            6.08%
                            WISCONSIN COLLEGE SAVINGS PROGRAM
                            EDVEST BALANCED
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
VALUE
 Class A                    AMERICAN ENTERPRISE INVESTMENT                    28.32%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446

FUND            NAME AND ADDRESS                       PERCENTAGE
----------      --------------------------------      -----------
                WELLS FARGO INVESTMENTS LLC               7.60%
                A/C
                625 MARQUETTE AVE S 13TH FLOOR
                MINNEAPOLIS MN 55402-2308
                WELLS FARGO INVESTMENTS LLC               5.54%
                A/C
                625 MARQUETTE AVE S 13TH FLOOR
                MINNEAPOLIS MN 55402-2308
 Class B        AMERICAN ENTERPRISE INVESTMENT           16.52%
                SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
                MS&CO FBO                                10.17%
                FAYE A DUNCAN
                11147 E BALANCING ROCK RD
                SCOTTSDALE AZ 85262-4545
                WELLS FARGO INVESTMENTS LLC               9.94%
                A/C
                608 SECOND AVENUE SOUTH 8TH FL
                MINNEAPOLIS MN 55402-1927
                WELLS FARGO INVESTMENTS LLC               7.34%
                608 SECOND AVENUE SOUTH 8TH FL
                MINNEAPOLIS MN 55402-1927
                FIRST CLEARING, LLC                       5.48%
                PHILLIP E RECTOR
                LINDA S RECTOR
                191 KEYSTONE DR
                ASHEVILLE NC 28806-9745
                WELLS FARGO INVESTMENTS LLC               5.25%
                A/C
                608 SECOND AVENUE SOUTH 8TH FL
                MINNEAPOLIS MN 55402-1927
 Class C        WELLS FARGO INVESTMENTS LLC              12.44%
                A/C
                608 SECOND AVENUE SOUTH 8TH FL
                MINNEAPOLIS MN 55402-1927
                AMERICAN ENTERPRISE INVESTMENT           11.04%
                SERVICES FBO
                PO BOX 9446
                MINNEAPOLIS MN 55440-9446
                WELLS FARGO INVESTMENTS LLC               7.69%
                A/C
                608 SECOND AVENUE SOUTH 8TH FL
                MINNEAPOLIS MN 55402-1927
                WELLS FARGO INVESTMENTS LLC               7.62%
                A/C
                625 MARQUETTE AVE S 13TH FLOOR
                MINNEAPOLIS MN 55402-2308
                PERSHING LLC                              6.21%
                PO BOX 2052
                JERSEY CITY NJ 07303-2052

FUND                        NAME AND ADDRESS                      PERCENTAGE
----------------------      -------------------------------      -----------
                            MORTON MILDEN &                          6.00%
                            ROSELYN MILDEN JT TEN
                            66 GLENVIEW DR
                            WEST ORANGE NJ 07052-1013
                            WELLS FARGO INVESTMENTS LLC              5.53%
                            A/C
                            608 SECOND AVENUE SOUTH 8TH FL
                            MINNEAPOLIS MN 55402-1927
                            ARTHUR THOMPSON &                        5.50%
                            PAMELA THOMPSON JTWROS
                            6 WATER ST
                            LEBANON NJ 08833-4530
 Investor Class             CHARLES SCHWAB & CO INC                 27.69%
                            REINVEST ACCOUNT
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            NATIONAL FINANCIAL SERV LLC             10.94%
                            EXCLUSIVE BENEFIT OF OUR CUST
                            ATTN: MUTUAL FUNDS DEPT 5TH FL
                            200 LIBERTY ST
                            ONE WORLD FINANCIAL CENTER
                            NEW YORK NY 10281-1003
                            PETER S DOONER III &                     7.14%
                            DEIRDRE M DOONER JTWROS
                            103 CURWEN CIR
                            BRYN MAWR PA 19010-1614
 Administrator Class        S SANFORD SCHLITT TOD                   43.04%
                            SUBJECT TO BFDS TOD RULES
                            PATRICIA SCHLITT PB
                            491 MEADOW LARK DR
                            SARASOTA FL 34236-1901
                            WELLS FARGO BANK NA FBO                 27.08%
                            REINVEST / REINVEST
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA FBO                 10.84%
                            OMNIBUS ACCOUNT - CASH / CASH
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            FIRST NEBRASKA TRUST COMPANY             6.41%
                            PO BOX 81667
                            LINCOLN NE 68501-1667

------
(1) Wells Fargo Funds Management, LLC, is a Delaware corporation and an affiliate of Wells Fargo & Company.
(2) Prudential Investment Management Services LLC; Iselin, NJ, is a Delaware LLC and subsidiary of Prudential Financial, Inc.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a class (or Fund), or is identified as the record owner of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund). A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION

     The audited financial statements for the Funds for the fiscal year ended July 31, 2007 and the unaudited financial statements for the semi-annual period ended January 31, 2008, are hereby incorporated by reference to the Funds' Annual Reports and Semi-Annual Reports, respectively.

                       STATEMENT OF ADDITIONAL INFORMATION

                April 1, 2008, as supplemented on April 25, 2008

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                 WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
                  WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
                WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
                   WELLS FARGO ADVANTAGE EMERGING GROWTH FUND
                    WELLS FARGO ADVANTAGE EQUITY INCOME FUND
                     WELLS FARGO ADVANTAGE EQUITY VALUE FUND
                    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
                        WELLS FARGO ADVANTAGE INDEX FUND
                WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
                 WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND
              WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

CLASS A, CLASS B, CLASS C, CLASS D, CLASS Z, ADMINISTRATOR CLASS, INSTITUTIONAL
                            CLASS AND INVESTOR CLASS

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about thirteen series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses (the "Prospectuses") dated February 1, 2008, and April 1, 2008. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended September 30, 2007, are hereby incorporated by reference to the Funds' Annual Reports. The Prospectuses and Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS (Reg. TM), P.O. Box 8266, Boston, MA 02266-8266.

     The Funds offer certain classes of shares as indicated in the chart which follows. This SAI relates to all such classes of shares. Class B shares of the C&B Large Cap Value, Diversified Equity, Equity Income, Equity Value, Growth Equity, Index, Large Cap Appreciation, Large Company Growth, Small Company Growth and Small Company Value Funds are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS and in connection with the proposed reorganization of the Wells Fargo Advantage Equity Index Fund into the Index Fund, subject to the limitations described in each Fund's prospectus. Class A, Class B, Class C shares and Administrator Class shares of the Small Company Value Fund are currently closed to new investors. Please see the Class A, Class B, Class C and Administrator Class prospectuses for further details. Class A and Class B shares of the Index Fund are currently not available for investment, except to eligible investors on July 18, 2008. See "A Choice of Share Classes" in the Class A, B, and C shares prospectus for further information. Class Z shares are currently available only to certain qualified investors. Please see the Class Z shares prospectus for further details. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class of the C&B Large Cap Value Fund, the Growth Equity Fund and the Large Cap Appreciation Fund was named the Select Class.

                              CLASSES                       ADMINISTRATOR   INSTITUTIONAL   INVESTOR
FUND                         A, B*, C   CLASS D   CLASS Z       CLASS           CLASS        CLASS
 C&B Large Cap Value            o          o                      o               o
 Diversified Equity             o                                 o
 Diversified Small Cap                                            o
 Emerging Growth               o**                                o               o            o
 Equity Income                  o                                 o
 Equity Value                   o                                 o               o
 Growth Equity                  o                                 o               o
 Index                        o***                                o                            o
 Large Cap Appreciation         o                                 o               o
 Large Company Growth           o                    o            o               o
 Small Company Growth           o                                 o               o
 Small Company Value            o                                 o
 Strategic Small Cap Value     o**                                o

* Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS and in connection with the proposed reorganization of the Wells Fargo Advantage Equity Index Fund into the Index Fund, subject to the limitations described in each Fund's prospectus.
**   Offers Class A and Class C shares only.
***  Offers Class A and Class B shares only.

     EGFS/FASAI03 (04/08)

License Information about the S&P 500 Index
-------------------------------------------

     The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").

     The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              1
INVESTMENT POLICIES                                                      2
 Fundamental Investment Policies                                         2
 Non-Fundamental Investment Policies                                     3
PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS                     3
MANAGEMENT                                                              18
 Trustees and Officers                                                  18
 Investment Adviser                                                     21
 Portfolio Managers                                                     27
 Administrator                                                          35
 Distributor                                                            39
 Shareholder Servicing Agent                                            41
 Custodian                                                              41
 Fund Accountant                                                        42
 Transfer and Distribution Disbursing Agent                             42
 Code of Ethics                                                         42
DETERMINATION OF NET ASSET VALUE                                        43
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          43
PORTFOLIO TRANSACTIONS                                                  48
FUND EXPENSES                                                           49
FEDERAL INCOME TAXES                                                    49
PROXY VOTING POLICIES AND PROCEDURES                                    58
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       59
CAPITAL STOCK                                                           61
OTHER INFORMATION                                                       74
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           74
FINANCIAL INFORMATION                                                   74

                           HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

     On February 3, 2004, the Board of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

     The Funds, except for the Equity Value, Large Cap Appreciation and Small Company Value Funds, were created as either a part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or the "Custodian") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex; or the reorganization of certain of the portfolios of AIC Trust into certain of the Funds of the Trust. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies. The reorganization between AIC Trust and the Trust followed the Funds' adviser entering into an agreement with the adviser to the predecessor portfolio of the C&B Large Cap Value Fund to "adopt"/support a reorganization of the predecessor portfolio with and into the C&B Large Cap Value Fund.

     The chart below indicates the predecessor Norwest and AIC Trust funds, as applicable, that are the accounting survivors of the WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUND                             PREDECESSOR FUND
----------------------------------------------------   --------------------------------------------
Wells Fargo Advantage C&B Large Cap Value Fund         C&B Large Cap Value Portfolio
Wells Fargo Advantage Diversified Equity Fund          Norwest Advantage Diversified Equity Fund
Wells Fargo Advantage Diversified Small Cap Fund       Norwest Advantage Diversified Small Cap Fund
Wells Fargo Advantage Emerging Growth Fund             N/A
Wells Fargo Advantage Equity Income Fund               Norwest Advantage Income Equity Fund
Wells Fargo Advantage Equity Value Fund                N/A
Wells Fargo Advantage Growth Equity Fund               Norwest Advantage Growth Equity Fund
Wells Fargo Advantage Index Fund                       Norwest Advantage Index Fund
Wells Fargo Advantage Large Cap Appreciation Fund      N/A
Wells Fargo Advantage Large Company Growth Fund        Norwest Advantage Large Company Growth Fund
Wells Fargo Advantage Small Company Growth Fund        Norwest Advantage Small Company Growth Fund
Wells Fargo Advantage Small Company Value Fund         N/A
Wells Fargo Advantage Strategic Small Cap Value Fund   N/A

     The C&B LARGE CAP VALUE FUND commenced operations on July 26, 2004, as successor to the C&B Large Cap Value Portfolio. The predecessor fund was organized on November 19, 2001, as the successor-in-interest to the UAM Cooke & Bieler, Inc.'s C&B Equity Portfolio, which commenced operations on May 15, 1990.

     The DIVERSIFIED EQUITY FUND commenced operations on November 8, 1999, as successor to the Diversified Equity Fund of Norwest. The predecessor Norwest Diversified Equity Fund commenced operations on December 31, 1988.

     The DIVERSIFIED SMALL CAP FUND commenced operations on November 8, 1999, as successor to the Diversified Small Cap Fund of Norwest. The predecessor Norwest Diversified Small Cap Fund commenced operations on December 31, 1997. As of November 16, 2001, the Class A and Class B shares were exchanged for Institutional Class shares and the Class A and Class B shares were no longer offered by the Fund.

     The EMERGING GROWTH FUND commenced operations on January 31, 2007.

     The EQUITY INCOME FUND commenced operations on November 8, 1999, as successor to the Diversified Equity Income Fund of Stagecoach and the Income Equity Fund of Norwest. The predecessor Norwest Income Equity Fund, which is considered the surviving entity for accounting purposes, commenced operations on November 11, 1994 and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Income Equity Fund.

     The EQUITY VALUE FUND commenced operations on August 29, 2003. The Fund changed its name from the Large Cap Value Fund to the Equity Value Fund effective April 11, 2005.

     The GROWTH EQUITY FUND commenced operations on November 8, 1999, as successor to the Growth Equity Fund of Norwest. The predecessor Norwest Growth Equity Fund commenced operations on April 30, 1989.

     The INDEX FUND commenced operations on November 8, 1999, as successor to the Index Fund of Norwest. The predecessor Norwest Index Fund commenced operations on January 31, 1987.

     The LARGE CAP APPRECIATION FUND commenced operations on August 31, 2001.

     The LARGE COMPANY GROWTH FUND commenced operations on November 8, 1999, as successor to the Large Company Growth Fund of Norwest. The predecessor Norwest Large Company Growth Fund commenced operations on December 31, 1982.

     The SMALL COMPANY GROWTH FUND commenced operations on November 8, 1999, as successor to the Small Company Growth Fund of Norwest. The predecessor Norwest Small Company Growth Fund commenced operations on December 31, 1982.

     The SMALL COMPANY VALUE FUND commenced operations on January 31, 2002. The Small Company Value Fund's Master Portfolio incepted on June 1, 1997.

     The STRATEGIC SMALL CAP VALUE FUND commenced operations on October 31, 2006. The Strategic Small Cap Value Fund's Master Portfolio incepted on January 31, 2006.

                              INVESTMENT POLICIES

Fundamental Investment Policies
-------------------------------

     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, and provided further that (viii) the Index Fund reserves the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

             PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and some of their key associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds described in this SAI are either gateway feeder funds that invest in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust") or gateway blended funds that invest in two or more master portfolios. References to the activities of a gateway fund are understood to refer to the investments of the master portfolio(s) in which the gateway fund invests. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or a Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in a Prospectus, the Fund under normal circumstances will not invest more than 15% of its assets in the security type.

DEBT SECURITIES
----------------

Bank Obligations
-----------------

     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper
----------------

     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

     ASSET-BACKED COMMERCIAL PAPER. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

Convertible Securities
----------------------

     Investing in convertible securities that have a strong earnings and credit record may provide current income. A Fund may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure.

Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

Custodial Receipts for Treasury Securities
------------------------------------------

     These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Dollar Roll Transactions
------------------------

     Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations
---------------------------------------

     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Loan Participations
-------------------

     Loan participations (sometimes called "bank loans") are purchases in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A loan participation gives a Fund an undivided proportionate interest in a loan or instrument. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments
------------------------

     Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1-" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     LETTERS OF CREDIT. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Synthetic Convertible Securities
--------------------------------

     "Synthetic" convertible securities, are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Unrated Investments
-------------------

     A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

U.S. Government Obligations
---------------------------

     Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA" or "Ginnie Mae"), a wholly owned U.S. Government corporation, does not buy or sell loans or issue mortgage-backed securities, but is the only entity authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on mortgage-backed securities issued by institutions approved by GNMA and backed by pools of mortgages federally insured by the Federal Housing Administration ("FHA") or guaranteed by the Department of Veterans Affairs ("VA"). Other guarantors or issuers of loans eligible as collateral for Ginnie Mae MBS include the Department of Agriculture's Rural Housing Service ("RHS") and the Department of Housing and Urban Development's Office of Public and Indian Housing ("PIH"). Examples of U.S. Government agencies or government-sponsored entities that are not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac").

     FNMA issues MBS, and guarantees that investors will receive timely principal and interest payments. Such guarantees are not backed by the full faith and credit of the U.S. Government. Similarly, FHLMC funds its purchases of mortgages from lending institutions through the use of securitization-based financing. While FHLMC issues guarantees of payment of principal and interest on all securities issued in its MBS securitizations, such guarantees are not backed by the full faith and credit of the U.S. Government.

     If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

DERIVATIVES
-----------

Derivative Securities
---------------------

     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

     An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although the Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

     Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (I.E., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

     A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

     Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the equity derivative and imperfect correlation of the equity derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

     Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

     The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

     A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Futures and Options Contracts
-----------------------------

     IN GENERAL. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (I.E., exposure to adverse price changes).

     Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (I.E., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

     A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     OPTIONS TRADING. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of futures and options in which the Funds may invest.

     STOCK INDEX OPTIONS. A Fund may purchase and write (I.E., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's Custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     FOREIGN CURRENCY FUTURES CONTRACTS. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

     INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

     FUTURE DEVELOPMENTS. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
-----------------------------

     Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

     INTEREST RATE SWAP AGREEMENTS. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

     Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (I.E., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

     CREDIT DEFAULT SWAP AGREEMENTS. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

     EQUITY SWAPS. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (E.G., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

     The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

     TOTAL RETURN SWAP AGREEMENTS. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (I.E., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

     VARIANCE, VOLATILITY AND CORRELATION SWAP AGREEMENTS. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS
---------------------------------------------

Emerging Market Securities
--------------------------

     The Funds consider countries with emerging markets to include the following: (i) countries included in the MSCI Emerging Markets Index; and (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World
Bank). Additionally, the Funds consider the following countries to have emerging markets: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan, Turkey, and Venezuela. The Funds consider emerging market securities to be securities: (i) issued by companies with their principal place of business or principal office in an emerging market country; or (ii) issued by companies for which the principal securities trading market is an emerging market country. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

     Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust ("REIT") securities. The Funds may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

     There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

     Furthermore, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Amounts realized on foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

Foreign Obligations and Securities
-----------------------------------

     The Funds consider equity securities of foreign issuers (or foreign securities) to be securities: (1) issued by companies with their principal place of business or principal office in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Foreign company stocks may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

     Investments in foreign obligations and securities include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

     Foreign securities include, among others, American Depositary Receipts
(ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.

     These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

     Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     A Fund will engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes
-------------------

     The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

     Participation Notes. The Funds may purchase participation notes, also
     -------------------
known as participation certificates. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

     For temporary defensive purposes, the Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

EQUITY SECURITIES
-----------------

     The following equity securities may be purchased by a Fund to the extent such purchase is permitted by its investment objective and strategies.

Initial Public Offerings
------------------------

     Smaller companies may offer initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Preferred Stock
---------------

     Preferred stocks represent an equity or ownership interest in an issuer that pay dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bond take precedence over the claims of those who own preferred securities and common stock.

Smaller Company Securities
--------------------------

     Investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

     Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

     Investments in smaller, less seasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Closed-End Investment Companies
-------------------------------

     A Fund may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. A Fund will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Illiquid Securities
-------------------

     Securities not registered under the Securities Act of 1933, as amended (the "1933 Act"), and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities
-----------------------------

     Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral received by a Fund pursuant to these loans is invested on behalf of the Fund by the Securities Lending Agent, subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Gain or loss in the market price of the securities loaned and securities in which the cash collateral is invested by a Fund that may occur during the term of the loan are reflected in the value of the Fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A further risk is the potential loss in the market price of the securities in which the cash collateral may be invested. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Other Investment Companies
--------------------------

     A Fund may invest in shares of other open-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     ISHARES. iShares Trust and iShares, Inc. ("iShares") are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

Privately Issued Securities
---------------------------

     Privately issued securities include those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation:
(i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements
---------------------

     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements
-----------------------------

     A reverse repurchase agreement is an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales
-----------

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

     In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Warrants
--------

     Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 149 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustee. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

                           POSITION HELD                                                                  OTHER PUBLIC
                               WITH                                                                        COMPANY OR
                            REGISTRANT/                                                                    INVESTMENT
                             LENGTH OF                        PRINCIPAL OCCUPATION(S)                        COMPANY
NAME AND AGE                SERVICE/1/                          DURING PAST 5 YEARS                       DIRECTORSHIPS
---------------------   ----------------   ------------------------------------------------------------   -------------
                                                   INDEPENDENT TRUSTEES
Thomas S. Goho, 65      Trustee,           Education Consultant to the Director of the Institute for           N/A
                        since 1987         Executive Education of the Babcock Graduate School of
                                           Management of Wake Forest University. Prior thereto, the
                                           Thomas Goho Chair of Finance of Wake Forest University,
                                           Calloway School of Business and Accountancy, from
                                           2006-2007 and Associate Professor of Finance from
                                            1999-2005.
Peter G. Gordon, 65     Trustee, since     Chairman, CEO and Co-Founder of Crystal Geyser Water                N/A
                        1998, Chairman,    Company and President of Crystal Geyser Roxane Water
                        since 2001.        Company.
Olivia Mitchell, 55     Trustee, since     Professor of Insurance and Risk Management, Wharton                 N/A
                        2006               School, University of Pennsylvania. Director of the Boettner
                                           Center on Pensions and Retirement Research. Research
                                           Associate and Board member, Penn Aging Research Center.
                                           Research Associate, National Bureau of Economic Research.
Timothy J. Penny, 56    Trustee, since     Senior Counselor to the public relations firm of                    N/A
                        1996               Himle-Horner and Senior Fellow at the Humphrey Institute,
                                           Minneapolis, Minnesota (a public policy organization).
Donald C. Willeke, 67   Trustee, since     Principal of the law firm of Willeke & Daniels.                     N/A
                        1996
                                                  INTERESTED/2/ TRUSTEE
J. Tucker Morse, 63     Trustee, since     Private Investor/Real Estate Developer. Prior thereto,              N/A
                        1987               Chairman of Whitepoint Capital, LLC until 2004.
                                                         OFFICERS
Karla M. Rabusch, 49    President, since   Executive Vice President of Wells Fargo Bank, N.A. and              N/A
                        2003               President of Wells Fargo Funds Management, LLC since
                                           2003. Senior Vice President and Chief Administrative
                                           Officer of Wells Fargo Funds Management, LLC from 2001
                                           to 2003.
Stephen Leonhardt, 48   Treasurer, since   Vice President and Manager of Fund Audit, Reporting and             N/A
                        2007               Tax for Wells Fargo Funds Management, LLC since 2007.
                                           From 2002 to 2004, Controller for Sungard Transaction
                                           Networks. Chief Operating Officer for UMB Fund Services,
                                           Inc. from 2004 to 2005. Director of Fund Administration and
                                           SEC Reporting for TIAA-CREF from 2005 to 2007.
C. David Messman, 47    Secretary, since   Senior Vice President and Secretary of Wells Fargo Funds            N/A
                        2000; Chief        Management, LLC since 2001. Vice President and Managing
                        Legal Counsel,     Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                        since 2003
Debra Ann Early, 43     Chief              Chief Compliance Officer of Wells Fargo Funds                       N/A
                        Compliance         Management, LLC since 2007. Chief Compliance Officer of
                        Officer, since     Parnassus Investments from July 2005 to November 2007.
                        2007               Chief Financial Officer of Parnassus Investments from
                                           December 2004 to November 2007. Senior Audit Manager,
                                           PricewaterhouseCoopers LLP from October 1998 to
                                           December 2004.

------
/1/   Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
/2/   BASIS OF INTERESTEDNESS. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.

     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Nominees by shareholders are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary and met twice during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

     COMPENSATION. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson (formerly referred to as the Lead Trustee) of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Effective January 1, 2008, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance of the first telephonic Fund Complex Board meeting and each telephonic meeting beyond five. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended September 30, 2007, the Trustees received the following compensation:

                               COMPENSATION TABLE
                      FISCAL YEAR ENDED SEPTEMBER 30, 2007

                          INTERESTED
                           TRUSTEE                       INDEPENDENT TRUSTEES
                          J. TUCKER    THOMAS S.   PETER G.   OLIVIA S.   TIMOTHY J.   DONALD C.
FUND                        MORSE         GOHO      GORDON     MITCHELL      PENNY      WILLEKE
C&B Large Cap Value       $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Diversified Equity        $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Diversified Small Cap     $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Emerging Growth           $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Equity Income             $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Equity Value              $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Growth Equity             $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Index                     $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Large Cap Appreciation    $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Large Company Growth      $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Small Company Growth      $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
Small Company Value       $  1,225     $  1,332    $  1,493   $  1,225     $  1,225    $  1,225
TOTAL COMPENSATION FROM   $182,500     $198,500    $222,500   $182,500     $182,500    $182,500
THE FUND COMPLEX/1/

----------
/1/ Includes Trustee compensation received by other funds within the entire Fund Complex as of the Funds' fiscal year end (consisting of 149 funds).

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2007, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges:
$0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.

           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2007

                           INTERESTED
                           TRUSTEE                                         INDEPENDENT TRUSTEES
                           J. TUCKER        THOMAS S.        PETER G.         OLIVIA S.        TIMOTHY J.       DONALD C.
FUND                       MORSE            GOHO             GORDON           MITCHELL         PENNY            WILLEKE
C&B Large Cap Value        $0               $0               $      0         $0               $0               $      0
Diversified Equity         $0               $0               $      0         $0               $0               $      0
                                                             $     1-
Diversified Small Cap      $0               $0               $ 10,000         $0               $0               $      0
                                                             $     1-
Emerging Growth            $0               $0               $ 10,000         $0               $0               $      0
                                                             $10,001-
Equity Income              $0               $0               $ 50,000         $0               $0               $      0
Equity Value               $0               $0               $      0         $0               $0               $      0
Growth Equity              $0               $0               $      0         $0               $0               $      0
Index                      $0               $0               $      0         $0               $0               $      0
                                                                                                                $     1-
Large Cap Appreciation     $0               $0               $      0         $0               $0               $ 10,000
                                                             $     1-                                                 over
Large Company Growth       $0               $0               $ 10,000         $0               $0               $100,000
Small Company Growth       $0               $0               $      0         $0               $0               $      0
                                                             $10,001-
Small Company Value        $0               $0               $ 50,000         $0               $0               $      0
Aggregate Dollar Range of
Equity Securities Of Fund
Complex/1/                 over $100,000    over $100,000    over $100,000    over $100,000    over $100,000    over $100,000

----------
1 Includes Trustee ownership in shares of other funds within the entire Fund Complex as of the calendar year end (consisting of 149 funds).

     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2007, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser
------------------

     Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

     The Funds operate under two types of advisory arrangements: (i) gateway feeder Funds that invest in a single corresponding master portfolio of Master Trust and have "dormant" advisory arrangements at the gateway level; and (ii) gateway blended Funds that invest in two or more master portfolios of Master Trust and have both active and dormant advisory arrangements at the gateway level.

     As described in the first category above, the gateway feeder Funds each invest 100% of their assets in a single respective master portfolio of Master Trust. Because the gateway feeder Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the gateway feeder Funds to either invest in more than one master portfolio of Master Trust or to convert to a stand-alone Fund with a direct advisory relationship, each gateway feeder Fund has a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees from a gateway feeder Fund as long as the gateway feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio of Master Trust. If a gateway feeder Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios (a gateway blended Fund), Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including a determination of the asset allocation of the Fund's investment in various master portfolios. If a gateway feeder Fund redeems all or a portion of its assets from any master portfolio and invests those assets directly in a portfolio of securities, Funds Management would be entitled to receive the dormant advisory rate (pass-through advisory fee) listed below which mirrors the current advisory fee charged by Funds Management to the Master Trust portfolio in which the gateway feeder Fund invests for the management of those assets.

                                     DORMANT         ANNUAL RATE**
                          ACTIVE      ASSET        (AS A PERCENTAGE
GATEWAY                  ADVISORY   ALLOCATION      OF NET ASSETS)
FEEDER FUND                FEES       FEES*        EFFECTIVE 2/1/08
C&B Large Cap Value***      0.00%      0.25%     First $500M    0.70%
                                                  Next $500M    0.65%
                                                   Next $2B     0.60%
                                                   Next $2B    0.575%
                                                   Over $5B     0.55%
Emerging Growth****         0.00%      0.25%     First $500M    0.85%
                                                  Next $500M   0.825%
                                                   Next $1B     0.80%
                                                   Next $1B    0.775%
                                                   Over $3B     0.75%
Equity Income               0.00%      0.25%     First $500M    0.70%
                                                  Next $500M    0.65%
                                                   Next $2B     0.60%
                                                   Next $2B    0.575%
                                                   Over $5B     0.55%
Equity Value                0.00%      0.25%     First $500M    0.70%
                                                  Next $500M    0.65%
                                                   Next $2B     0.60%
                                                   Next $2B    0.575%
                                                   Over $5B     0.55%
Index                       0.00%      0.25%      First $1B     0.10%
                                                   Next $4B    0.075%
                                                   Over $5B     0.05%
Large Cap Appreciation      0.00%      0.25%     First $500M    0.70%
                                                  Next $500M    0.65%
                                                   Next $2B     0.60%
                                                   Next $2B    0.575%
                                                   Over $5B     0.55%
Large Company Growth        0.00%      0.25%     First $500M    0.70%
                                                  Next $500M    0.65%
                                                   Next $2B     0.60%
                                                   Next $2B    0.575%
                                                   Over $5B     0.55%
Small Company Growth        0.00%      0.25%     First $500M    0.85%

                                             DORMANT        ANNUAL RATE**
                                  ACTIVE      ASSET        (AS A PERCENTAGE
GATEWAY                          ADVISORY   ALLOCATION      OF NET ASSETS)
FEEDER FUND                        FEES       FEES*        EFFECTIVE 2/1/08
                                                          Next $500M   0.825%
                                                           Next $1B     0.80%
                                                           Next $1B    0.775%
                                                           Over $3B     0.75%
Small Company Value              0.00%      0.25%        First $500M    0.85%
                                                          Next $500M   0.825%
                                                           Next $1B     0.80%
                                                           Next $1B    0.775%
                                                           Over $3B     0.75%
Strategic Small Cap Value*****   0.00%      0.25%        First $500M    0.85%
                                                          Next $500M   0.825%
                                                           Next $1B     0.80%
                                                           Next $1B    0.775%
                                                           Over $3B     0.75%

------
* Represents the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a gateway blended Fund.
**   Represents the advisory fee payable to Funds Management as Adviser to the portfolio(s) of Master Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a stand-alone Fund.
***   The C&B Large Cap Value Portfolio commenced operations on December 6,
       2004.
****   The Emerging Growth Portfolio commenced operations on January 31, 2007.
*****   The Strategic Small Cap Value Portfolio commenced operations on January
       31, 2006.

     As described in the second category above, the following gateway blended Funds invest their respective assets in two or more master portfolios of Master Trust. For each of these Funds, Funds Management determines the master portfolios of Master Trust in which each gateway blended Fund invests and the percentage allocation that such Fund would make to each master portfolio. For these asset allocation services, Funds Management is entitled to receive an annual fee of 0.25% of the Fund's average daily net assets as indicated in the chart below. In order to preserve flexibility to convert to a stand-alone fund with a direct advisory relationship, the gateway blended Fund has entered into a "dormant" advisory arrangement with Funds Management. If a gateway blended Fund redeems assets from a master portfolio and invests these assets directly in a portfolio of securities, Funds Management will be entitled to receive a fee for the management of those assets that mirrors the master level dormant advisory fee indicated below.

                                           MASTER LEVEL
                          ADVISORY FEES       DORMANT
GATEWAY                  (MAXIMUM ASSET      ADVISORY
BLENDED FUNDS           ALLOCATION FEES)       FEES*
Diversified Equity             0.25%           0.59%
Diversified Small Cap          0.25%           0.74%
Growth Equity                  0.25%           0.67%

----------
* Because the gateway blended Funds invest in two or more Master Trust portfolios with varying advisory fees, the dormant advisory fees reflect the maximum blended fee rate based on each Fund's percentage investment in the master portfolios as of January 31, 2008.

     Advisory Fees Paid. For the fiscal year ends shown in the tables below,
     ------------------
the Funds listed below paid the following advisory fees, and the investment adviser waived the indicated fees.

FUND             YEAR ENDED 9/30/07    YEAR ENDED 9/30/06      11/1/04 - 9/30/05      7/26/04 - 10/31/04
                              FEES                   FEES                   FEES                   FEES
                 FEES PAID   WAIVED   FEES PAID     WAIVED    FEES PAID    WAIVED    FEES PAID    WAIVED
C&B Large Cap        $0        $0         $0      $726,553     $94,886    $94,886     $48,579    $67,908
Value

------
(1) Until December 6, 2004, the Fund was a stand-alone Fund. The Fund was converted into a gateway feeder fund on December 6, 2004.

                                                                            YEAR ENDED                  YEAR ENDED
                                    YEAR ENDED 9/30/07                        9/30/06                     9/30/05
                                            FEES        FEES PAID                      FEES                        FEES
FUND                    FEES INCURRED      WAIVED     AFTER WAIVER    FEES PAID       WAIVED      FEES PAID       WAIVED
Diversified Equity        $3,270,492    $3,149,107      $121,385    $3,374,865    $3,066,358    $3,500,022    $2,087,065
Diversified Small Cap     $1,935,170    $1,263,008      $672,162    $1,571,628    $  667,901    $1,264,110    $  355,949
Emerging Growth           $        0    $        0      $      0           N/A           N/A           N/A           N/A
Fund(1)(2)
Equity Income(1)          $        0    $        0      $      0    $        0    $        0    $        0    $        0
Equity Value(1)           $        0    $        0      $      0    $        0    $        0    $        0    $        0
Growth Equity             $1,405,539    $  844,002      $561,537    $1,430,423    $  746,218    $1,375,478    $  489,126
Index(1)                  $        0    $        0      $      0    $        0    $2,466,161    $        0    $        0
Large Cap                 $        0    $        0      $      0    $        0    $        0    $        0    $        0
Appreciation(1)
Large Company             $        0    $        0      $      0    $        0    $        0    $        0    $        0
Growth(1)
Small Company             $        0    $        0      $      0    $        0    $        0    $        0    $        0
Growth(1)
Small Company             $        0    $        0      $      0    $        0    $        0    $        0    $        0
Value(1)
Strategic Small Cap       $        0    $        0      $      0           N/A           N/A           N/A           N/A
Value Fund(1)(3)

------
(1) Funds Management currently does not receive investment advisory fees from any Fund that invests substantially all of its assets in a single portfolio of Master Trust. Funds Management receives advisory fees from the respective Master Trust portfolios in which such Funds invest.
(2)  Commenced operations on January 31, 2007.
(3)  Commenced operations on October 31, 2006.

     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers
-----------------------

     Funds Management has engaged Artisan Partners Limited Partnership ("Artisan"), Cadence Capital Management, LLC ("Cadence"), Cooke & Bieler, LLP. ("Cooke & Bieler"), LSV Asset Management ("LSV"), New Star Institutional Managers Limited ("New Star"), Peregrine Capital Management, Inc. ("Peregrine"), Smith Asset Management Group ("Smith"), SSgA Funds Management, ("SSgA") Systematic Financial Management, L.P. ("Systematic") and Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-advisers to the master portfolios of Master Trust in which the gateway blended and gateway feeder Funds invest, as listed in the charts below (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Subject to the direction of the Trust's and Master Trust's Boards and the overall supervision and control of Funds Management, the Trust and Master Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trust's and Master Trust's Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to an affiliated Sub-Adviser.

     Similar to the "dormant" investment advisory arrangement with Funds Management, each gateway Fund, except the C&B Large Cap Value Fund and Large Cap Appreciation Fund, has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the master portfolio(s) in which the gateway Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway Fund invests all (or substantially all) of its assets in one or more master portfolios. In the event that a gateway Fund redeems its assets from a master portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the master portfolio for investing the portion of the gateway Fund's assets formerly invested in the master portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services. The dormant sub-advisory fees that would be charged to the gateway Funds are identical to the sub-advisory fees currently charged to the master portfolios in which each gateway Fund invests, which are listed in the chart below.

MASTER
PORTFOLIO                     SUB-ADVISER        FEES PRIOR TO 1/1/06              CURRENT FEES
 C&B Large Cap Value       Cooke & Bieler       First $250M         0.45%  First $250M       0.45   %
                                                Next $250M          0.40%   Next $250M       0.40   %
                                                Next $250M          0.35%   Next $250M       0.35   %
                                                Over $750M          0.30%   Over $750M       0.30   %
 Disciplined Growth             Smith           First $200M         0.30%  First $200M       0.30   %
                                                Next $300M          0.20%   Next $300M       0.20   %
                                                Over $500M          0.15%   Over $500M       0.15   %
 Emerging Growth/1/         Wells Capital           N/A            N/A     First $100M       0.55   %
                             Management                                     Next $100M       0.50   %
                                                                            Over $200M       0.40   %
 Equity Income              Wells Capital       First $200M         0.25%  First $100M       0.35   %
                             Management         Next $200M          0.20%   Next $100M       0.30   %
                                                Over $400M          0.15%   Next $300M       0.20   %
                                                                            Over $500M       0.15   %
 Equity Value                Systematic         First $150M         0.30%  First $150M       0.30   %
                                                Next $200M          0.20%   Next $200M       0.20   %
                                                Next $400M          0.15%   Next $400M       0.15   %
                                                Next $250M          0.13%   Next $250M       0.13   %
                                                 Over $1B           0.10%    Over $1B        0.10   %
 Index                      Wells Capital       First $200M         0.02%  First $100M       0.05   %
                             Management         Over $200M          0.01%   Next $100M       0.03   %
                                                                            Over $200M       0.02   %
 International Core/2/        New Star          First $50M          0.35%   First $50M       0.35   %
                                                Next $500M          0.29%   Next $500M       0.29   %
                                                Over $550M          0.20%   Over $550M       0.20   %
 International Growth     Artisan Partners   All asset levels       0.70%  First $250M       0.70   %
                                                                            Over $250M       0.50   %
 International Index/3/         SSgA            First $100M         0.08%  First $100M       0.08   %
                                                Over $100M          0.06%   Over $100M       0.06   %
 International Value             LSV            First $150M         0.35%  First $150M       0.35   %
                                                Next $350M          0.40%   Next $350M       0.40   %
                                                Next $250M          0.35%   Next $250M       0.35   %
                                                Next $250M         0.325%   Next $250M       0.325  %
                                                 Over $1B           0.30%    Over $1B        0.30   %
 Large Cap Appreciation        Cadence          First $250M         0.30%  First $250M       0.30   %
                                                Next $250M          0.20%   Next $250M       0.20   %
                                                Next $500M          0.15%   Next $500M       0.15   %
                                                 Over $1B           0.10%    Over $1B        0.10   %
 Large Company Growth         Peregrine         First $25M          0.75%   First $25M         0.55%/5/
                                                 Next $25M          0.60%   Next $25M        0.45   %
                                                Next $225M          0.50%   Next $100M       0.40   %
                                                Over $275M          0.30%   Next $125M       0.35   %
                                                                            Over $275M       0.225  %
 Small Cap Index            Wells Capital       First $200M         0.02%  First $100M       0.05   %
                             Management         Over $200M          0.01%   Next $100M       0.03   %
                                                                            Over $200M       0.02   %

                                                            First $50M          0.90%          First $50M          0.90%
                                                            Next $130M          0.75%          Next $130M          0.75%
                                                            Next $160M          0.65%          Next $160M          0.65%
                                                            Next $345M          0.50%          Next $345           0.50%
                                                            Next $50M           0.52%          Next $50M           0.52%
Small Company Growth                    Peregrine           Over $735M          0.55%          Over $735M          0.55%
 Small Company Value                    Peregrine         First $175M        0.50%           First $175M            0.50%
                                                           Over $175M        0.75%            Over $175M            0.75%
 Strategic Small Cap Value/4/         Wells Capital           N/A             N/A            $0-200M                0.45%
                                        Management                                            >$200M                0.40%

------
/1/   This Portfolio commenced operations on January 31, 2007.
/2/   Effective October 6, 2004, New Star began providing sub-advisory services to the International Core Portfolio subject to the sub-advisory rate referenced above. Prior to October 6, 2004, Wells Capital Management served as the Portfolio's sub-adviser and received a sub-advisory fee at a rate as a percentage of net assets of 0.35% for assets from $0 to $200 million and 0.25% for assets greater than $200 million.
/3/   Effective May 27, 2005, SSgA began providing sub-advisory services to the
       International Index Portfolio subject to the sub-advisory rate referenced above. Prior to May 27, 2005, Barclays Global Fund Advisors served as the Portfolio's sub-adviser and received a sub-advisory fee at a rate as a percentage of net assets of 0.30% for all asset levels.
/4/   This Portfolio commenced operations on January 31, 2006.
/5/   Effective June 1, 2007, Peregrine began providing sub-advisory services to the Large Company Growth Portfolio subject to the sub-advisory rate referenced above. Prior to June 1, 2007, Peregrine provided sub-advisory services to the Large Company Growth Portfolio and received a sub-advisory fee at the following rate as a percentage of net assets:
       0.56% for the first $25 million; 0.45% for the next $25 million; 0.375% for the next $225 million, and 0.225% for assets over $275 million.

     Unaffiliated Sub-Advisers. Listed below is the aggregate dollar amount of
     -------------------------
sub-advisory fees paid by each Fund to the following unaffiliated sub-advisers for the Funds' past three fiscal years ended September 30.

2007          FUND/MASTER PORTFOLIO        SUB-ADVISER   FEES PAID     FEES WAIVED/REIMBURSED
         C&B Large Cap Value Portfolio         C&B       $4,005,982    $0
            Equity Value Portfolio          Systematic   $1,194,960    $0
         International Core Portfolio        New Star    $   33,427    $0
        International Growth Portfolio       Artisan     $2,207,722    $0
         International Index Portfolio         SSgA      $  117,206    $0
         International Value Portfolio         LSV       $1,431,642    $0
       Large Cap Appreciation Portfolio      Cadence     $  510,700    $0

2006          FUND/MASTER PORTFOLIO          SUB-ADVISER     FEES PAID    FEES WAIVED/REIMBURSED
         C&B Large Cap Value Portfolio    Cooke & Bieler   $2,884,914    $0
            Equity Value Portfolio          Systematic     $1,091,307    $0
         International Core Portfolio        New Star      $   18,069    $0
        International Growth Portfolio        Artisan      $1,994,269    $0
         International Index Portfolio         SSgA        $  126,638    $0
         International Value Portfolio          LSV        $  630,771    $0
       Large Cap Appreciation Portfolio       Cadence      $  454,578    $0

2005          FUND/MASTER PORTFOLIO         SUB-ADVISER    FEES PAID    FEES WAIVED/REIMBURSED
            Equity Value Portfolio           Systematic  $        0    $0
       International Growth Portfolio/1/      Artisan    $1,003,874    $0
        International Index Portfolio/2/      Barclays   $  238,800    $0
        International Index Portfolio/3/        SSgA     $   39,911    $0
         International Value Portfolio          LSV      $  483,065    $0
        Large Cap Appreciation Portfolio      Cadence    $  311,196    $0

     ------
/1/   For the period October 6, 2004 to September 30, 2005.
/2/   For the period October 6, 2004 to May 26, 2005.
/3/   For the period May 27, 2005 to September 30, 2005.

Portfolio Managers
------------------

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of September 30, 2007, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows. Reference to management of a Fund, except the Diversified Equity, Diversified Small Cap and Growth Equity Funds, is meant to refer to management of the corresponding master portfolio in which the Fund invests, and not to management of the Fund itself. The Diversified Equity, Diversified Small Cap and Growth Equity Funds invest in more than one master portfolio and the Portfolio Managers listed for those Funds are responsible for allocating the assets among the master portfolios.

FUND                     MASTER PORTFOLIO                   SUB-ADVISER                 PORTFOLIO MANAGERS
----------------------   --------------------------------   -------------------------   ---------------------------
C&B Large Cap Value      C&B Large Cap Value Portfolio      C&B                         Kermit S. Eck, CFA
                                                                                        Daren C. Heitman, CFA
                                                                                        Michael M. Meyer, CFA
                                                                                        James R. Norris
                                                                                        Edward W. O'Connor, CFA
                                                                                        R. James O'Neil, CFA
                                                                                        Mehul Trivedi, CFA
Diversified Equity       INVESTS IN MULTIPLE MASTER         Funds Management            Thomas C. Biwer, CFA
                         PORTFOLIOS                                                     Christian L. Chan, CFA
                                                                                        Andrew Owen, CFA
Diversified Small Cap    INVESTS IN MULTIPLE MASTER         Funds Management            Thomas C. Biwer, CFA
                         PORTFOLIOS                                                     Christian L. Chan, CFA
                                                                                        Andrew Owen, CFA
Emerging Growth          Emerging Growth Portfolio          Wells Capital Management    Joseph M. Eberhardy, CFA
                                                                                        Thomas C. Ognar, CFA
                                                                                        Bruce C. Olson, CFA
Equity Income            Equity Income Portfolio            Wells Capital Management    Gary J. Dunn, CFA
                                                                                        Robert M. Thornburg
Equity Value             Equity Value Portfolio             Systematic                  D. Kevin McCreesh, CFA
                                                                                        Ronald M. Mushock, CFA
Growth Equity            INVESTS IN MULTIPLE MASTER         Funds Management            Thomas C. Biwer, CFA
                         PORTFOLIOS                                                     Christian L. Chan, CFA
                                                                                        Andrew Owen, CFA
Index                    Index Portfolio                    Wells Capital Management    Gregory T. Genung, CFA
Large Cap Appreciation   Large Cap Appreciation Portfolio   Cadence                     William B. Bannick, CFA
                                                                                        Robert L. Fitzpatrick, CFA
                                                                                        Michael J. Skillman
Large Company Growth     Large Company Growth Portfolio     Peregrine                   John S. Dale, CFA
                                                                                        Gary E. Nussbaum, CFA
Small Company Growth     Small Company Growth Portfolio     Peregrine                   William A. Grierson
                                                                                        Daniel J. Hagen, CFA
                                                                                        Robert B. Mersky, CFA
                                                                                        James P. Ross, CFA
                                                                                        Paul E. von Kuster, CFA
Small Company Value      Small Company Value Portfolio      Peregrine                   Jason R. Ballsrud, CFA
                                                                                        Tasso H. Coin, Jr., CFA
                                                                                        Douglas G. Pugh, CFA

FUND                        MASTER PORTFOLIO             SUB-ADVISER                 PORTFOLIO MANAGERS
--------------------------- ---------------------------  --------------------------  ---------------------------
Strategic Small Cap Value   Strategic Small Cap Value    Wells Capital Management    Dale E. Benson, Ph.D.,
                            Portfolio                                                CFA
                                                                                     Mark D. Cooper, CFA
                                                                                     Robert J. Costomiris, CFA,
                                                                                     Craig R. Pieringer, CFA,
                                                                                     I. Charles Rinaldi
                                                         Funds Management            Thomas C. Biwer, CFA
                                                                                     Christian L. Chan, CFA
                                                                                     Andrew Owen, CFA

     MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

                              REGISTERED INVESTMENT       OTHER POOLED
                                    COMPANIES         INVESTMENT VEHICLES      OTHER ACCOUNTS
                                NUMBER      TOTAL      NUMBER      TOTAL      NUMBER      TOTAL
                                  OF        ASSETS       OF        ASSETS       OF       ASSETS
PORTFOLIO MANAGER              ACCOUNTS    MANAGED    ACCOUNTS    MANAGED    ACCOUNTS    MANAGED
C&B
 Kermit S. Eck, CFA               6       $   1.4B       1        $ 31.8M        224    $ 5.9 B
 Daren C. Heitman, CFA            6       $   1.4B       1        $ 31.8M        224    $ 5.9 B
 Michael M. Meyer, CFA            6       $   1.4B       1        $ 31.8M        224    $ 5.9 B
 James R. Norris                  6       $   1.4B       1        $ 31.8M        224    $ 5.9 B
 Edward W. O'Connor, CFA          6       $   1.4B       1        $ 31.8M        224    $ 5.9 B
 R. James O'Neil, CFA             6       $   1.4B       1        $ 31.8M        224    $ 5.9 B
 Mehul Trivedi, CFA               6       $   1.4B       1        $ 31.8M        224    $ 5.9 B
CADENCE
 William B. Bannick, CFA          6       $   3.7B       1        $ 26.2M        135    $ 4.4 B
 Robert L. Fitzpatrick, CFA       6       $   3.7B       1        $ 26.2M        142    $ 4.4 B
 Michael J. Skillman              6       $   3.7B       1        $ 26.2M        133    $ 4.4 B
FUNDS MANAGEMENT
 Thomas C. Biwer, CFA             1       $  68.7M       0        $     0          4    $ 2.2 M
 Christian L. Chan, CFA           1       $  68.7M       0        $     0          1    $  200K
 Andrew Owen, CFA                 1       $  68.7M       0        $     0          2    $  130K
PEREGRINE
 Jason R. Ballsrud, CFA           0       $      0       0        $     0         29    $  945M
 Tasso H. Coin, Jr., CFA          0       $      0       0        $     0         38    $  949M
 John S. Dale, CFA                2       $ 821.8M       1        $  195M         32    $ 2.25B
 William A. Grierson              0       $      0       0        $     0         22    $  834M
 Daniel J. Hagen, CFA             0       $      0       0        $     0         23    $  835M
 Robert B. Mersky, CFA            0       $      0       0        $     0         22    $  852M
 Gary E. Nussbaum, CFA            2       $ 821.8M       1        $  195M         28    $ 2.25B
 Douglas G. Pugh, CFA             0       $      0       0        $     0         33    $  947M
 James P. Ross, CFA               0       $      0       0        $     0         18    $  834M
 Paul E. von Kuster, CFA          0       $      0       0        $     0         26    $  864M
SYSTEMATIC
 D. Kevin McCreesh, CFA           6       $   562M       7        $  726M        238    $ 5.42B
 Ronald M. Mushock, CFA           5       $   433M       7        $  726M      1,662    $ 1.67B
WELLS CAPITAL MANAGEMENT
 Dale E. Benson, Ph.D., CFA       1       $  35.5M       5        $  143M         90    $ 1.76B

                              REGISTERED INVESTMENT       OTHER POOLED
                                    COMPANIES         INVESTMENT VEHICLES       OTHER ACCOUNTS
                                NUMBER      TOTAL      NUMBER      TOTAL      NUMBER      TOTAL
                                  OF        ASSETS       OF        ASSETS       OF        ASSETS
PORTFOLIO MANAGER              ACCOUNTS    MANAGED    ACCOUNTS    MANAGED    ACCOUNTS    MANAGED
 Mark D. Cooper, CFA              1       $ 35.5 M       5        $  143M       90     $   1.76B
 Robert J. Costomiris, CFA        5       $  2.32M       1        $   39M        1     $     64M
 Gary J. Dunn, CFA                0       $      0       1        $ 79.5M       24     $ 605.3 M
 Gregory T. Genung, CFA           0       $      0       4        $  1.1B        5     $ 435.4 M
 Joseph M. Eberhardy, CFA**       3       $  1.9 B       0        $     0       14     $    800M
 Thomas C. Ognar, CFA             2       $  2.0 B       3        $ 39.1M       15     $   1.1 B
 Bruce C. Olson, CFA              2       $  2.0 B       3        $ 39.1M       15     $   1.1 B
 Craig R. Pieringer, CFA          1       $ 35.5 M       5        $  143M       90     $   1.76B
 I. Charles Rinaldi***            4       $  4.42B       0        $     0       30     $ 741.2 M
 Robert M. Thornburg              0       $      0       1        $   79M       24     $    605M

------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.
**   Information is as of March 31, 2008.
***  Information is as of December 31, 2007.

     The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

                                   REGISTERED            OTHER POOLED
                              INVESTMENT COMPANIES   INVESTMENT VEHICLES      OTHER ACCOUNTS
                                NUMBER     TOTAL       NUMBER     TOTAL     NUMBER       TOTAL
                                  OF       ASSETS        OF       ASSETS      OF        ASSETS
PORTFOLIO MANAGER*             ACCOUNTS   MANAGED     ACCOUNTS   MANAGED   ACCOUNTS     MANAGED
C&B
 Kermit S. Eck, CFA               0          $0          0          $0        3        $ 536.5M
 Daren C. Heitman, CFA            0          $0          0          $0        3        $ 536.5M
 Michael M. Meyer, CFA            0          $0          0          $0        3        $ 536.5M
 James R. Norris                  0          $0          0          $0        3        $ 536.5M
 Edward W. O'Connor, CFA          0          $0          0          $0        3        $ 536.5M
 R. James O'Neil, CFA             0          $0          0          $0        3        $ 536.5M
 Mehul Trivedi, CFA               0          $0          0          $0        3        $ 536.5M
CADENCE
 William B. Bannick, CFA          0          $0          0          $0        1        $  21.4M
 Robert L. Fitzpatrick, CFA       0          $0          0          $0        1        $  21.4M
 Michael J. Skillman              0          $0          0          $0        1        $  21.4M
FUNDS MANAGEMENT
 Thomas C. Biwer, CFA             0          $0          0          $0        0        $      0
 Christian L. Chan, CFA           0          $0          0          $0        0        $      0
 Andrew Owen, CFA                 0          $0          0          $0        0        $      0
PEREGRINE
 Jason R. Ballsrud, CFA           0          $0          0          $0        1        $   220M
 Tasso H. Coin, Jr., CFA          0          $0          0          $0        1        $   220M
 John S. Dale, CFA                0          $0          0          $0        0        $      0
 William A. Grierson              0          $0          0          $0        1        $    50M
 Daniel J. Hagen, CFA             0          $0          0          $0        1        $    50M
 Robert B. Mersky, CFA            0          $0          0          $0        1        $    50M
 Gary E. Nussbaum, CFA            0          $0          0          $0        0        $      0
 Douglas G. Pugh, CFA             0          $0          0          $0        1        $   220M
 James P. Ross, CFA               0          $0          0          $0        1        $    50M
 Paul E. von Kuster, CFA          0          $0          0          $0        1        $    50M

                                   REGISTERED            OTHER POOLED
                              INVESTMENT COMPANIES   INVESTMENT VEHICLES      OTHER ACCOUNTS
                                NUMBER     TOTAL       NUMBER     TOTAL     NUMBER       TOTAL
                                  OF       ASSETS        OF       ASSETS      OF        ASSETS
PORTFOLIO MANAGER*             ACCOUNTS   MANAGED     ACCOUNTS   MANAGED   ACCOUNTS     MANAGED
SYSTEMATIC
 D. Kevin McCreesh, CFA           0         $  0         0          $0        1        $   366M
 Ronald M. Mushock, CFA           0         $  0         0          $0        0        $      0
WELLS CAPITAL MANAGEMENT
 Dale E. Benson, Ph.D., CFA       0         $  0         0          $0        0        $      0
 Mark D. Cooper, CFA              0         $  0         0          $0        0        $      0
 Robert J. Costomiris, CFA        0         $  0         0          $0        0        $      0
 Gary J. Dunn, CFA                0         $  0         0          $0        0        $      0
 Gregory T. Genung, CFA           0         $  0         0          $0        4        $ 171.2M
 Joseph M. Eberhardy, CFA**       0         $  0         0          $0        1        $    400
 Thomas C. Ognar, CFA             0         $  0         0          $0        1        $   400M
 Bruce C. Olson, CFA              0         $  0         0          $0        1        $   400M
 Craig R. Pieringer, CFA          0         $  0         0          $0        0        $      0
 I. Charles Rinaldi               1         $46M         0          $0        2        $ 170.3M
 Robert M. Thornburg              0         $  0         0          $0        0        $      0

----------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.
**   Information is as of March 31, 2008.

     MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent
     ------------------------------
conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

     To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.

     C&B. In the case of C&B, the Portfolio Managers manage accounts on a team basis so the Portfolio Managers may be subject to the potential conflicts of interests described above. Accordingly, performance and allocation of securities are closely monitored to ensure equal treatment and C&B has implemented policies and procedures to ensure that clients are treated fairly and that potential conflicts of interest are minimized.

     CADENCE. Cadence's Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Fund. Some of these clients' portfolios are managed using the same investment strategy and objective which the Portfolio Managers use to manage the Fund, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a "Group") such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Group. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Group may be selling a security, while another Group may be purchasing or holding the same security. As a result, transactions executed for the Group that is selling the security may adversely affect the value of any Group which is purchasing or holding the same security.

     Other conflicts of interest may arise from the management of multiple accounts and the Fund. For example, Cadence may receive more compensation with respect to a certain Group than that received with respect to another Group or the Fund or may receive compensation based in part on the performance of accounts in a certain Group. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Group, to the possible detriment of other Group for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Fund.

     Each Portfolio Manager's management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in some of the accounts managed by such Portfolio Managers. In addition, some of the accounts managed by the Portfolio Managers may be investment options in Cadence's employee benefit plans. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.

     FUNDS MANAGEMENT. In the case of Funds Management, the Portfolio Managers allocate interests in mutual funds between different funds, however, they may still be subject to the potential conflicts of interests described above.

     PEREGRINE. In the case of Peregrine, the Portfolio Managers hold the same securities in the same proportionate weightings, subject to client and float/liquidity constraints and cash flows. Performance and allocation of securities are closely monitored to ensure equal treatment. Accordingly, the Portfolio Managers have not experienced material conflicts of interests in managing multiple accounts.

     SYSTEMATIC. The Systematic is an affiliated firm of AMG. Systematic operates independently as a separate, autonomous affiliate of AMG, which has equity investments in a group of investment management firms including Systematic, and as a result, Systematic does not have information on other AMG affiliates in this regard. The AMG affiliates do not formulate advice for Systematic's clients and do not, in our view, present any potential conflict of interest with Systematic's clients.

          At Systematic, portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual client needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

          During the normal course of managing assets for multiple clients of varying types and asset levels, Systematic will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve security selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not impacted negatively by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies including, but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting Policy and Trade Error Policy designed to prevent and detect conflicts when they occur.

          Moreover, in order to reduce the possibility of an actual or apparent conflict of interest, Systematic's employees should not accept inappropriate gifts, gratuities, entertainment, special accommodations, or other things of material value that could influence their decision-making or suggest that they are beholden to any particular person or firm. Similarly, our employees should not offer gifts, favors, entertainment or other things of value that could be viewed as overly generous or aimed at influencing decision-making. Gift and entertainment policies and procedures must be followed to help avoid any issues. Also, business and compliance associates monitor such activity.

          In addition, employees may not serve on the board of directors or as an officer of any private or publicly traded company unless approved by the Chief Compliance Officer and by Systematic's Management Committee. In each case, a determination will be made based on consideration of whether the service poses a conflict with the interests of Systematic's clients or business relationships.

          Furthermore, employees may not render investment advisory services to any person or entity not a client of Systematic, or a member of (or trust or other arrangement for the benefit of) the family of, or a close personal friend of, the employee without first obtaining the permission of a Designated Officer.

          Systematic reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients.

     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

     COMPENSATION. The Portfolio Managers were compensated by their employing
     ------------
Sub-Adviser from the fees the Adviser pays the Sub-Adviser using the following compensation structures:

     C&B COMPENSATION. The C&B Portfolio Managers are compensated using substantially identical compensation structures for all accounts managed. They each receive a fixed cash salary and an annual bonus from a bonus pool based on the pre-tax performance of individual securities selected by the Portfolio Managers. C&B measures performance of securities against the S&P 500 Index and the Russell 1000 Value Index for the Large Cap Value strategy accounts. Bonus allocations are determined by an annual peer review process conducted by the investment team. Allocations vary depending primarily on the four-year rolling investment results attributed to each individual security. The Portfolio Managers also receive a fixed deferred compensation. Partners of C&B receive a return proportionate to their investment based upon the firm's overall success.

     CADENCE COMPENSATION: Cadence's Portfolio Managers are compensated with fixed cash salaries, bonuses, deferred compensation, pension and retirement plans. The Portfolio Managers receive annual incentive bonuses based on individual performance and overall company revenues, rather than on account investment performance. Portfolio Managers also have equity ownership in the firm that vests over time from which they receive quarterly dividend payments.

     FUNDS MANAGEMENT COMPENSATION. The Portfolio Managers are compensated using a fixed cash salary, an annual bonus based in part on pre-tax performance of the mutual funds managed, deferred compensation, options, as well as a pension and retirement plan. Funds Management measures fund performance against a Lipper peer group average composite benchmark over a three-year rolling period. Bonus allocations depend on fund performance, market share goals, individual job objective and overall profitability of the business.

     Peregrine Compensation: Peregrine's Portfolio Managers are compensated with a fixed cash salary plus incentives. Peregrine's compensation structure is heavily skewed toward incentives, which are based primarily on the revenue generated by the investment style and overall firm profitability. Style revenue reflects investment performance, client retention and asset growth, aligning interests of portfolio managers with their clients. Each equity style is limited to 25 relationships, and Peregrine's small cap strategies also have asset constraints, enabling the Portfolio Managers to be intimately involved in each relationship and ensuring that size does not overwhelm investment opportunities. Finally, a portion of the incentive compensation is tied to pre-tax investment performance relative to standard indices. The strategy employed in the Large Company Growth Fund is compared to the Russell 1000 Growth Index and the Lipper Large Cap Growth Average over one, three, and five years.

     SYSTEMATIC COMPENSATION. Systematic's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. Compensation is based in part on performance measured against the Russell 1000 Index and the Russell 1000 Value Index.

     WELLS CAPITAL MANAGEMENT COMPENSATION. The compensation structure for Wells Capital Management's portfolio managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1- and 3-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

     BENEFICIAL OWNERSHIP IN THE FUNDS. The following table shows for each
     ---------------------------------
Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

     $0;
     $1 - $10,000;
     $10,001 - $50,000;
     $50,001 - $100,000;
     $100,001 - $500,000;
     $500,001 - $1,000,000; and
     over $1,000,000.

PORTFOLIO MANAGER             FUND                         BENEFICIAL OWNERSHIP
 C&B
 Kermit S. Eck, CFA           C&B Large Cap Value          $0
 Daren C. Heitman, CFA        C&B Large Cap Value          $10,001 - $50,000
 Michael M. Meyer, CFA        C&B Large Cap Value          $50,001 - $100,000

PORTFOLIO MANAGER             FUND                         BENEFICIAL OWNERSHIP
 James R. Norris              C&B Large Cap Value          $10,001 - $50,000
 Edward W. O'Connor, CFA      C&B Large Cap Value          $100,001 - $500,000
 R. James O'Neil, CFA         C&B Large Cap Value          $    0
 Mehul Trivedi, CFA           C&B Large Cap Value          $100,001 - $500,000
 CADENCE
 William B. Bannick, CFA      Large Cap Appreciation       $    0
 Robert L. Fitzpatrick, CFA   Large Cap Appreciation       $    0
 Michael J. Skillman          Large Cap Appreciation       $    0
 FUNDS MANAGEMENT
 Thomas C. Biwer, CFA         Diversified Equity           $    0
                              Diversified Small Cap        $    0
                              Growth Equity                $    0
                              Strategic Small Cap Value*   $    0
 Christian L. Chan, CFA       Diversified Equity           $    0
                              Diversified Small Cap        $    0
                              Growth Equity                $    0
                              Strategic Small Cap Value*   $    0
 Andrew Owen, CFA             Diversified Equity           $10,001 - $50,000
                              Diversified Small Cap        $10,001 - $50,000
                              Growth Equity                $    0
                              Strategic Small Cap Value*   $    0
 PEREGRINE
 Jason R. Ballsrud, CFA       Small Company Value          $100,001 - $500,000
 Tasso H. Coin, Jr., CFA      Small Company Value          $100,001 - $500,000
 John S. Dale, CFA            Large Company Growth         Over $1,000,000
 William A. Grierson          Small Company Growth         $100,001 - $500,000
 Daniel J. Hagen, CFA         Small Company Growth         $    0
 Robert B. Mersky, CFA        Small Company Growth         Over $1,000,000
 Gary E. Nussbaum, CFA        Large Company Growth         $100,001 - $500,000
 Douglas G. Pugh, CFA         Small Company Value          $100,001 - $500,000
 James P. Ross, CFA           Small Company Growth         $100,001 - $500,000
 Paul E. von Kuster, CFA      Small Company Growth         Over $1,000,000
 SYSTEMATIC
 D. Kevin McCreesh, CFA       Equity Value                 $    0
 Ronald M. Mushock, CFA       Equity Value                 $    0
 WELLS CAPITAL MANAGEMENT
 Dale E. Benson, Ph.D., CFA   Strategic Small Cap Value    $    0
 Mark D. Cooper, CFA          Strategic Small Cap Value    $    0
 Robert J. Costomiris, CFA    Strategic Small Cap Value    $    0
 Gary J. Dunn, CFA            Equity Income                $10,001 - $50,000
 Gregory T. Genung, CFA       Index                        $10,001 - $50,000
 Joseph M. Eberhardy, CFA     Emerging Growth*             $10,001 - $50,000
 Thomas C. Ognar, CFA         Emerging Growth*             $50,001 - $100,000
 Bruce C. Olson, CFA          Emerging Growth*             $    0

PORTFOLIO MANAGER             FUND                         BENEFICIAL OWNERSHIP
 Craig R. Pieringer, CFA      Strategic Small Cap Value    $0
 I. Charles Rinaldi           Strategic Small Cap Value    $0
 Robert M. Thornburg          Equity Income                $1 - $10,000

----------
*    Commenced operations on January 31, 2007.

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

                                                                  CLASS-LEVEL
                                FUND-LEVEL ADMIN. FEE              ADMIN. FEE               TOTAL ADMIN FEE
                                                   (% OF             (% OF                                  (% OF
                         AVERAGE DAILY NET     AVERAGE DAILY     AVERAGE DAILY       AVERAGE DAILY      AVERAGE DAILY
SHARE CLASS                    ASSETS           NET ASSETS)       NET ASSETS)         NET ASSETS         NET ASSETS)
 Class A, Class B,       First $5 billion           0.05%           0.28   %      First $5 billion           0.33%
 Class C, Class D         Next $5 billion           0.04%                          Next $5 billion           0.32%
                         Over $10 billion           0.03%                         Over $10 billion           0.31%
 Administrator           First $5 billion           0.05%             0.10%/1/    First $5 billion           0.15%
 Class                    Next $5 billion           0.04%                          Next $5 billion           0.14%
                         Over $10 billion           0.03%                         Over $10 billion           0.13%
 Institutional           First $5 billion           0.05%             0.08%/2/    First $5 billion           0.13%
 Class                    Next $5 billion           0.04%                          Next $5 billion           0.12%
                         Over $10 billion           0.03%                         Over $10 billion           0.11%
 Investor Class and      First $5 billion           0.05%           0.40   %      First $5 billion           0.45%
 Class Z/3/               Next $5 billion           0.04%                          Next $5 billion           0.44%
                         Over $10 billion           0.03%                         Over $10 billion           0.43%

------
/1/   Prior to April 11, 2005, the class level fee was 0.20%
/2/   Prior to April 11, 2005 the class level fee was 0.10%
/3/   Effective February 1, 2008, the class-level administration fee for the
       Investor Class and Class Z was reduced by 0.05%, as shown in the table. Prior to February 1, 2008, the class-level administration fee for the Investor Class and Class Z was 0.45%, resulting in a total administration fee schedule based on the average daily net assets of each Fund as follows: 0.50% for the first $5 billion in assets, 0.49% for the next $5 billion in assets and 0.48% for assets over $10 billion.

     Administrative Fees Paid. For the fiscal year ends shown in the table
     ------------------------
below, the Funds paid the following administrative fees. The Strategic Small Cap Value Fund and the Emerging Growth Fund commenced operations October 31, 2006, and January 31, 2007, respectively. The tables do not contain information on the Class A, Class C, and Institutional Class shares of the Emerging Growth Fund and the Institutional Class shares of the Small Company Growth Fund because those classes of shares did not commence operations until March 31, 2008. The table does not contain information on the Class A and Class B shares of the Index Fund because those classes of shares are not expected to commence operations until after the closing of the proposed reorganization.

                                                     YEAR ENDED
                                                       9/30/07
                             ADMINISTRATIVE FEES                  ADMINISTRATIVE FEES PAID
FUND                               INCURRED        FEES WAIVED          AFTER WAIVER
 C&B Large Cap Value Fund   $412,200                 $412,200                $0
 (Fund Level)

                                                YEAR ENDED
                                                  9/30/07
                       ADMINISTRATIVE FEES                 ADMINISTRATIVE FEES PAID
FUND                         INCURRED        FEES WAIVED         AFTER WAIVER
  Class A              $195,782                 $ 64,775            $131,007
  Class B              $ 76,026                 $ 25,137              50,889
  Class C              $ 47,234                 $ 15,624            $ 31,610
  Class D              $552,325                 $182,818            $369,507
 Administrator Class   $431,374                 $410,040            $ 21,334
 Institutional Class   $ 62,259                 $ 62,259            $      0

                       YEAR ENDED   11/1/04 -   7/26/04 -
FUND                     9/30/06     9/30/05    10/31/04
C&B Large Cap Value     $      0    $154,282    $ 7,767
Fund (Fund Level)
 Class A                $104,255    $ 94,082    $ 3,738
 Class B                $ 48,169    $ 44,997    $ 1,773
 Class C                $ 27,713    $ 22,281    $   840
 Class D                $309,658    $307,246    $24,505
Administrator Class     $ 32,332    $133,904    $ 4,042
Institutional Class     $      0    $ 32,065    $ 2,490

------
* For the period ended October 31, 2004, the administrative fee rate changed from a fixed Fund-based fee to a combination of a fixed Class-based fee and a Fund-based fee that is subject to breakpoints in asset levels of a Fund.

                                                        YEAR ENDED
                                                          9/30/07
                               ADMINISTRATIVE FEES                 ADMINISTRATIVE FEES PAID
FUND                                 INCURRED        FEES WAIVED         AFTER WAIVER
 Diversified Equity (Fund      $  654,099               $      0           $  654,099
 Level)
  Class A                      $  355,628               $      0           $  355,628
  Class B                      $  131,578               $      0           $  131,578
  Class C                      $   18,486               $      0           $   18,486
 Administrator Class           $1,127,592               $      0           $1,127,592
 Diversified Small Cap (Fund   $  387,034               $      0           $  387,034
 Level)
 Administrator Class           $  774,068               $      0           $  774,068
 Emerging Growth (Fund         $      593               $    593           $        0
 Level)
 Administrator Class           $       20               $     20           $        0
 Investor Class                $    4,425               $  4,425           $        0
 Equity Income (Fund Level)    $  287,227               $287,227           $        0
  Class A                      $  492,232               $242,907           $  249,325
  Class B                      $   86,533                 34,767           $   51,766
  Class C                      $   13,384               $  5,383           $    8,001
 Administrator Class           $  362,973               $362,973           $        0
 Equity Value (Fund Level)     $   62,595               $ 62,595           $        0
  Class A                      $   14,263               $ 14,263           $        0
  Class B                      $    7,899               $  7,899           $        0
  Class C                      $    1,700               $  1,700           $        0
 Administrator Class           $   80,211               $ 80,211           $        0
 Institutional Class           $   29,165               $ 29,165           $        0

                                                       YEAR ENDED
                                                         9/30/07
                              ADMINISTRATIVE FEES                 ADMINISTRATIVE FEES PAID
FUND                                INCURRED        FEES WAIVED         AFTER WAIVER
 Growth Equity (Fund Level)   $  281,108             $        0            $281,108
  Class A                     $   86,935             $        0            $ 86,935
  Class B                     $   21,859             $        0            $ 21,859
  Class C                     $    3,147             $        0            $  3,147
 Administrator Class          $  371,626             $        0            $371,626
 Institutional Class          $  120,488             $        0            $120,488
 Index (Fund Level)           $  979,272             $  979,272            $      0
 Administrator Class          $1,807,386             $1,807,386            $      0
 Investor Class               $  620,213             $   11,488            $668,725
 Large Cap Appreciation       $   45,138             $   45,138            $      0
 (Fund Level)
  Class A                     $   99,921             $   45,370            $ 54,551
  Class B                     $   10,226             $    4,503            $  6,173
  Class C                     $    2,368             $      938            $  1,430
 Administrator Class          $   49,037             $   49,037            $      0
 Institutional Class          $      844             $      844            $      0
 Large Company Growth         $1,039,229             $1,039,229            $      0
 (Fund Level)
  Class A                     $1,302,366             $  576,223            $726,143
  Class B                     $  230,912             $   87,209            $143,703
  Class C                     $   37,049             $   14,005            $ 23,044
  Class Z                     $  454,900             $  107,038            $347,862
 Administrator Class          $1,286,329             $1,286,329            $      0
 Institutional Class          $  104,169             $  104,169            $      0
 Small Company Growth         $  262,883             $  262,883            $      0
 (Fund Level)
  Class A                     $    8,848             $    2,703            $  6,145
  Class B                     $    2,355             $      719            $  1,636
  Class C                     $      747             $      228            $    519
 Administrator Class          $  521,498             $  445,914            $ 75,584
 Small Company Value (Fund    $  207,990             $  207,990            $      0
 Level)
  Class A                     $  222,771             $   85,475            $137,296
  Class B                     $   36,049             $   13,052            $ 22,997
  Class C                     $   12,390             $    4,487            $  7,903
 Administrator Class          $  319,120             $  319,120            $      0
 Strategic Small Cap Value    $       66             $       66            $      0
 (Fund Level)
  Class A                     $      164             $      164            $      0
  Class C                     $      167             $      167            $      0
 Administrator                $  107,960             $  107,960            $      0

                                  YEAR ENDED   YEAR ENDED
FUND                                9/30/06     9/30/05
Diversified Equity (Fund Level)    $674,973    $700,004
 Class A                           $330,943    $317,012
 Class B                           $161,112    $207,796
 Class C                           $ 19,027    $ 21,290

                                      YEAR ENDED   YEAR ENDED
FUND                                    9/30/06      9/30/05
Administrator Class                   $1,167,417   $1,843,117
Diversified Small Cap (Fund Level)    $  314,325   $  252,822
Administrator Class                   $  628,651   $  791,017
Equity Income (Fund Level)            $        0   $  545,123
 Class A                              $        0   $  533,416
 Class B                              $        0   $  201,305
 Class C                              $        0   $   22,926
Administrator Class                   $        0   $1,264,679
Equity Value (Fund Level)             $        0   $    4,314
 Class A                              $        0   $    8,405
 Class B                              $        0   $    5,098
 Class C                              $        0   $    1,149
Administrator Class                   $        0   $    4,193
Institutional Class*                  $        0        NA
Growth Equity (Fund Level)            $  286,085   $  275,096
 Class A                              $   68,048   $   60,455
 Class B                              $   22,744   $   28,829
 Class C                              $    2,824   $    2,567
Administrator Class                   $  400,877   $  754,393
Institutional Class                   $  110,286   $   26,438
Index (Fund Level)                    $        0   $  615,135
Administrator Class                   $        0   $1,762,926
Investor Class                        $  487,764   $  330,199
Large Cap Appreciation (Fund Level)   $        0   $   22,513
 Class A                              $   46,497   $   71,525
 Class B                              $    4,663   $    6,141
 Class C                              $    1,144   $    1,979
Administrator Class                   $        0   $   24,980
Institutional Class*                  $        0        NA
Large Company Growth (Fund Level)     $        0   $1,392,667
 Class A                              $1,381,819   $1,370,845
 Class B                              $  391,935   $  579,573
 Class C                              $   46,647   $   73,280
 Class Z                              $  506,879
Administrator Class                   $1,447,757   $  275,238
Institutional Class                   $   75,180   $2,989,640
Small Company Growth (Fund Level)     $        0   $  256,484
 Class A                              $    7,431   $    4,374
 Class B                              $    1,498   $    1,102
 Class C                              $      322   $      178
Administrator Class                   $   91,065   $  784,212
Small Company Value (Fund Level)      $        0   $   81,675
 Class A                              $  222,113   $  137,503
 Class B                              $   40,492   $   38,982
 Class C                              $   13,451   $   10,033
Administrator Class                   $  198,992   $  139,206

------
*   Commenced operations on August 31, 2006.

Distributor
-----------

     Wells Fargo Funds Distributor, LLC (the "Distributor" or "WFFD"), located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

     The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

     The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules of the FINRA. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

                               DISTRIBUTION FEES

     For fiscal year ended September 30, 2007, the Funds paid the Distributor the following fees for distribution-related services. The table does not contain information on the Class C shares of the Emerging Growth Fund because that class of shares did not commence operations until March 31, 2008. The table does not contain information on the Class B shares of the Index Fund because that class of shares is not expected to commence operations until after the closing of the proposed reorganization.

                                                PRINTING &   COMPENSATION        COMP.
             TOTAL DISTRIBUTION                   MAILING         TO              TO          OTHER*
FUND                FEES          ADVERTISING   PROSPECTUS   UNDERWRITERS   BROKER/DEALERS   (EXPLAIN)
 C&B LARGE CAP VALUE
  Class B         $203,642             $0           $0          $     0         $     0      $203,642
  Class C         $126,521             $0           $0          $79,725         $46,796      $      0
 DIVERSIFIED EQUITY
  Class B         $352,443             $0           $0          $     0         $     0      $352,443
  Class C         $ 49,518             $0           $0          $35,498         $14,020      $      0
 EQUITY INCOME
  Class B         $231,784             $0           $0          $     0         $     0      $231,784
  Class C         $ 35,850             $0           $0          $22,609         $11,241      $      0
 EQUITY VALUE
  Class B         $ 21,158             $0           $0          $     0         $     0      $ 21,158
  Class C         $  4,555             $0           $0          $ 3,582         $   973      $      0
 GROWTH EQUITY
  Class B         $ 58,550             $0           $0          $     0         $     0      $ 58,550
  Class C         $  8,431             $0           $0          $ 6,190         $ 2,241      $      0
 LARGE CAP APPRECIATION
  Class B         $ 27,392             $0           $0          $     0         $     0      $ 27,392
  Class C         $  6,342             $0           $0          $ 5,067         $ 1,275      $      0
 LARGE COMPANY GROWTH
  Class B         $618,513             $0           $0          $     0         $     0      $618,513
  Class C         $ 99,239             $0           $0          $39,499         $59,740      $      0
 SMALL COMPANY GROWTH
  Class B         $  6,309             $0           $0          $     0         $     0      $  6,309
  Class C         $  2,000             $0           $0          $ 1,380         $   620      $      0
 SMALL COMPANY VALUE
  Class B         $ 96,558             $0           $0          $     0         $     0      $ 96,558
  Class C         $ 33,186             $0           $0          $15,070         $18,116      $      0
 STRATEGIC SMALL CAP VALUE
  Class C         $    448             $0           $0          $   448         $     0      $      0

----------
* The Distributor entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts to the third party lender, including 12b-1 fees, that it is entitled to receive pursuant to the Plan, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/dealers is made by the unaffiliated third party lender from the amounts assigned.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class D, Class Z, Administrator Class and Investor Class shares and up to 0.10% of the average daily net assets of the Index Fund's Administrator Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the FINRA.

     General. The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian
---------

     Wells Fargo Bank, N.A. (the "Custodian") located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.00% of the average daily net assets of each Fund. The gateway funds are not charged a custody fee at the gateway level, provided that they remain gateway funds and Wells Fargo Bank receives custodial fees from the Master Trust portfolios.

Fund Accountant
---------------

     PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant and in such capacity maintains the financial books and records for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:

AVERAGE FUND COMPLEX DAILY NET ASSETS           ANNUAL ASSET-BASED
(EXCLUDING THE MASTER TRUST PORTFOLIO ASSETS)          FEES
       First $85B                                     0.0051%
       Over $85B                                      0.0025%

     In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PFPC is entitled to receive certain out-of-pocket costs. Each Fund's share of the annual asset-based Fund Complex fee is based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex, excluding the Master Trust portfolios.

Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

     For the fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to and retained by the Distributor on behalf of the Funds was as follows:

     YEAR ENDED 9/30/07          YEAR ENDED 9/30/06         4/11/05 - 9/30/05
     PAID          RETAINED      PAID         RETAINED      PAID         RETAINED
 $  320,043         $2,841    $575,363         $9,441    $409,777        $67,906

     Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the Funds on a continuous basis. For the fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the Funds (except the C&B Large Cap Value Fund) and the amounts retained by Stephens was as follows:

     10/1/04 - 4/10/05
     PAID           RETAINED
 $  468,830         $80,488

     For the periods listed below, the aggregate dollar amount of underwriting commissions paid to Stephens by the C&B Large Cap Value Fund and other C&B Funds was as follows:

        11/1/04 - 4/10/05                7/26/04 - 10/31/04
 TOTAL PAID       TOTAL RETAINED   TOTAL PAID       TOTAL RETAINED
 $  432,776           $62,198        $84,463           $43,443

     For the period April 11, 2005 through September 30, 2005, the aggregate dollar amount of underwriting commissions paid to and retained by the Distributor on behalf of the C&B Large Cap Value Fund was as follows:

     4/11/05 - 9/30/05
     PAID           RETAINED
 $  455,551         $62,974

Code of Ethics
--------------

     The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the WELLS FARGO ADVANTAGE FUNDS family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

     The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     The International Core, International Growth, International Index and International Value Portfolios use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

     Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

     THE DEALER REALLOWANCE FOR PURCHASES OF CLASS A SHARES IS AS FOLLOWS:

                          FRONT-END SALES   FRONT-END SALES       DEALER
                            CHARGE AS %       CHARGE AS %      REALLOWANCE
                             OF PUBLIC       OF NET AMOUNT    AS % OF PUBLIC
AMOUNT OF PURCHASE         OFFERING PRICE       INVESTED      OFFERING PRICE
 Less than $50,000              5.75%             6.10%            5.00%
 $50,000 to $99,999             4.75%             4.99%            4.00%
 $100,000 to $249,999           3.75%             3.90%            3.00%
 $250,000 to $499,999           2.75%             2.83%            2.25%
 $500,000 to $999,999           2.00%             2.04%            1.75%
 $1,000,000 and over/1/         0.00%             0.00%            1.00%

------
/1/   We will assess Class A purchases of $1,000,000 or more a contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

     Purchases and Redemptions for Existing WELLS FARGO ADVANTAGE FUNDS Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders (except Class D shareholders) with
------------------------
an existing WELLS FARGO ADVANTAGE FUNDS account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their WELLS FARGO ADVANTAGE FUNDS account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Extraordinary Circumstances Affecting Redemptions. Under the extraordinary
     --------------------------------------------------
circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each of the Funds. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

..    Current and retired employees, directors/trustees and officers of: (i)
     WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

..    Family members, as defined in the prospectus, of any of the above.

     Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders
     -----------------------------------------------------------
who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

     Reduced Sales Charges for Former Montgomery Fund Shareholders. Former
     -------------------------------------------------------------
Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

     Reduced Sales Charges for Affiliated Funds. Any affiliated fund that
     ------------------------------------------
invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

     Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is
     -----------------------------------------------------------
imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

     Additional Investors Eligible to Purchase Class Z Shares of the Large
     ---------------------------------------------------------------------
Company Growth Fund ("Class Z shares"):
---------------------------------------

     Class Z shares are available for purchase under limited circumstances, as described in each Fund's Prospectus. In addition to the limitations described in each Fund's Prospectus, you may also continue to purchase Class Z shares if:

     . You are an existing shareholder of Class Z shares of a Fund (either directly or through a financial intermediary) and you wish to:

     . open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). PLEASE NOTE: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of a Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

     . You are the beneficiary of Class Z shares of a Fund (I.E., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

     . You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of a Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

     . You are an existing separately managed account client of one of the Funds' sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

     If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of a Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

     Investors Eligible to Purchase Closed Funds. The Small Company Value Fund
     --------------------------------------------
(the "Closed Fund") (A, C, and Administrator Classes) are closed to new investors. You may continue to purchase shares of the Closed Fund if:

     . You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

          . add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

          . open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

          . You are the beneficiary of shares of the Closed Fund (I.E., through an IRA or transfer on death account) or are the recipient of shares of the Closed Fund through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

          . You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

          . You sponsor a retirement plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

          . You are an existing separately managed account client of one of the Funds' sub-advisers whose current account is managed in a similar style as that of the Closed Fund.

     Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

     Investors Eligible to Acquire Class B Shares. Class B shares are closed to
     --------------------------------------------
new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange or in connection with the proposed reorganization of the Wells Fargo Advantage Equity Index Fund into the Index Fund.

     Investors Eligible to Acquire Class A and Class B Shares of the Index
     ---------------------------------------------------------------------
Fund. Class A and Class B shares of the Index Fund are initially offered solely
----
to shareholders who are eligible to receive such shares in exchange for their Class A and Class B shares, respectively, of the Wells Fargo Advantage Equity Index Fund as a result of the proposed reorganization of such fund into the Index Fund. Currently, Class A and Class B shares of the Index Fund are not available for new accounts except to such shareholders in connection with the proposed reorganization, which is expected to occur on July 18, 2008.

     New Investors Eligible to Purchase Shares of the Small Company Value Fund:
     --------------------------------------------------------------------------

          On November 1, 2005, the Wells Fargo Advantage Small Company Value Fund was closed to new investors. Retirement plans which include the Fund as an option, institutional wrap programs, and existing investors of the Fund will be permitted to continue to make additional investments in the Fund. However, Wells Fargo Funds Management, LLC, may also accept, as capacity allows, new investors who are investing through institutions that have agreed to establish a selling relationship with the Fund prior to November 1, 2005.

     Waiver of Minimum Initial Investment Amount for Institutional Class Shares
     --------------------------------------------------------------------------
for Eligible Investors. An eligible investor (as defined below) may purchase
-----------------------
Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

     . Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

     . Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and

     . Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

     Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

     .    Related business entities, including;

          .    Corporations and their subsidiaries

          .    General and Limited partners; and

          .    Other business entities under common ownership or control

          .    Shareholder accounts that share a common tax-id number.

          . Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

     All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

     Compensation to Dealers and Shareholder Servicing Agents. Set forth below
     ---------------------------------------------------------
is a list of the member firms of FINRA to which the Adviser, the Funds' distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2007 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectus under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2007, are not reflected:

     FINRA MEMBER FIRMS
     ------------------

     .    401(k) Investment Services, Inc.

     .    ADP Broker-Dealer, Inc.

     .    A.G. Edwards & Sons, Inc.

     .    American Skandia Marketing, Inc.

     .    Ameriprise Financial Services, Inc.

     .    Bear, Stearns Securities Corp.

     .    Charles Schwab & Co., Inc.

     .    Citigroup Global Markets, Inc.

     .    CitiStreet Advisors LLC

     .    Fidelity Investments Institutional Services Company, Inc.

     .    Financial Network Investment Corp.

     .    GWFS Equities, Inc.

     .    GunnAllen Financial, Inc.

     .    Hewitt Financial Services, LLC

     .    ING Financial Partners, Inc.

     .    Linsco/Private Ledger Corporation

     .    Mellon Financial Markets, LLC

     .    Merrill Lynch, Pierce, Fenner & Smith Incorporated

     .    Morgan Stanley DW, Inc.

     .    MSCS Financial Services, LLC

     .    Multi-Financial Securities Corporation

     .    Nationwide Investment Services Corp.

     .    Pershing LLC

     .    Prudential Investment Management Services, Inc.

     .    Prudential Retirement Brokerage Services, Inc.

     .    Ross, Sinclaire & Associates, LLC

     .    Security Distributors, Inc.

     .    Raymond James & Associates, Inc.

     .    RBC Dain Rauscher, Inc.

     .    UBS Financial Services Inc.

     .    Valic Financial Advisors, Inc.

     .    Wachovia Securities, LLC

     .    Wells Fargo Investments, LLC

     In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

     Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, affiliated broker-dealers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of a Fund, a Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of a Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     A Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include:
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

     The table below shows the Funds' portfolio turnover rates for the two most recent fiscal years:

FUND                     SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
C&B Large Cap Value/1/                 24%                  29%

FUND                              SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
Diversified Equity/2/                     36%            35%
Diversified Small Cap/2/                  35%            63%
Emerging Growth/1, 3/                    125%               N/A
Equity Income/1/                          16%/5/          7%
Equity Value/1/                          108%           107%
Growth Equity/2/                          42%            39%
Index/1/                                   8%             9%
Large Cap Appreciation/1/                140%           155%
Large Company Growth/1/                   10%             6%
Small Company Growth/1/                  138%           125%
Small Company Value/1/                    69%           114%/6/
Strategic Small Cap Value/1, 4/           64%               N/A

------

/1/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

/2/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

/3/  Commenced operations January 31, 2007.

/4/  Commenced operations October 31, 2006.

/5/ Increase is due to significant outflows in the fiscal period indicated, due to Fund realignment and an increase in the actual number of names held in the Fund.

/6/ During the period indicated, substantial planned withdrawals from the Portfolio resulted in higher than normal turnover.

     Brokerage Commissions. The Funds did not pay any brokerage commissions for
     ---------------------
the past three fiscal years. Because the Funds invest a portion or substantially all of their respective assets in one or more master portfolios, they do not incur brokerage commissions. All brokerage commissions are incurred at the master portfolio level in connection with the master portfolio's purchase of individual portfolio securities.

     Securities of Regular Broker-Dealers. The Funds are required to identify
     ------------------------------------
any securities of their "regular brokers or dealers" (as defined under the 1940
Act) or of their parents that the Funds may hold at the close of their most recent fiscal year. As of September 30, 2007, the following Funds held securities of their regular broker-dealers or of their parents as indicated in the amounts shown below:

FUND        BROKER/DEALER   AMOUNT
  None

                                  FUND EXPENSES

     From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters, or the potential application of federal estate tax laws.

     A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, recent legislation provides that 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

     Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership and in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income tax.

     Moreover, a Fund may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses. As of September 30, 2007, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

                         CAPITAL LOSS CARRY
FUND                          FORWARDS        YEAR EXPIRES
  Index                     $  9,998,456         2009
                            $  2,154,234         2010
                            $    649,101         2011
                            $  2,439,923         2012
  Large Company Growth      $     74,435         2008
                            $ 10,803,602         2009
                            $ 45,579,411         2010
                            $162,908,821         2011
                            $ 46,100,191         2012
                            $ 10,507,524         2013


     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

     Excise Tax. If a Fund fails to distribute by December 31 of each calendar
     ----------
year at least an amount equal to the sum of 98% of its ordinary income (excluding capital gains and losses for that year), 98% of its capital gain net income (adjusted for net ordinary losses) for the 12 month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

     Investment through Master Portfolios. The Funds seek to continue to
     ------------------------------------
qualify as a RIC by investing their assets through one or more master portfolios. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (I.E., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio's assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.

     Taxation of Fund Investments. In general, realized gains or losses on the
     ----------------------------
sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though a Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

     In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

     If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

     Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle including any interest, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or
(iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     In addition, a Fund's transactions in securities and certain types of derivatives (E.G., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the

Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

     A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. the Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. dividends received by the Fund from a REIT will not constitute qualified dividend income.

     A Fund may invest directly or indirectly (E.G., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax-exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

     "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. Distributions paid out of a Fund's current and
     -------------------------
accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a
     ----------------------------------
cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

     In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

     Foreign Taxes. Amounts realized by a Fund on foreign securities may be
     -------------
subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than

50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that any of the Funds will qualify for this election.

     Federal Income Tax Rates. As of the date of this SAI, the maximum stated
     ------------------------
federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

     Backup Withholding. A Fund is generally required to withhold and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

     Corporate Shareholders. Subject to limitation and other rules, a corporate
     ----------------------
shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

     A portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

     Foreign Shareholders. For purposes of this discussion, "foreign
     --------------------
shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (I.E., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust),
(iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

     Generally, distributions made to exempt foreign shareholders attributable to net investment income will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction). However, for taxable years beginning before January 1, 2008, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders.

     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain dividends and, with respect to taxable years of a Fund beginning before January 1, 2008, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder. If the requirements of clause (i) are not met but the requirements of clause (ii) are, such gains and distributions will be subject to federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause
(iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year. Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

     Although legislation was proposed to extend the exemptions from withholding for interest-related dividends ans short-term capital gain dividends for one year (I.E. for taxable years beginning before January 1, 2009), as of the date of this SAI, it is unclear whether the legislation will be enacted.

     In order to qualify for any exemption from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should contact their tax advisers in this regard.

     In the case of shares held through an intermediary, even of a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

     Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends.

     Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI. However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs.

     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     As mentioned earlier, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

     Tax-Deferred Plans. Shares of the Funds may be available for a variety of
     ------------------
tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax
     -----------------------
advisers and financial planners regarding the tax consequences to them of an investment in the Funds. Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs which invest directly or indirectly in residual interests in REMICs or in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

     Tax Shelter Reporting Regulations. Under Treasury Regulations, if an
     ---------------------------------
individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds of the Trusts.

     The Procedures set forth Funds Management's general position on various proposals, such as:

  . Routine Items - Funds Management will generally vote for uncontested
    -------------
    director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  . Corporate Governance - Funds Management will generally vote for charter
    --------------------
    and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  . Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
    that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  . Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
    Proxy Committee will examine these items on a case-by-case basis.

  . Shareholder Rights - Funds Management will generally vote against
    ------------------
    proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy

Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (E.G., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (I.E., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the
   ---------------------------------
"Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure
    ----------------------
that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     --------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

     A. Complete Holdings. The complete portfolio holdings for each Fund
        -----------------
(except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

     B. Top Ten Holdings. Top ten holdings information (excluding derivative
        ----------------
positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

     C. Fund of Funds Structure.
        -----------------------
    1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
    2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited
    ----------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. Sub-Advisers. Sub-advisers shall have full daily access to fund
        ------------
holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. Money Market Portfolio Management Team. The money market portfolio
        --------------------------------------
management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C. Funds Management/Wells Fargo Funds Distributor, LLC.
        ----------------------------------------------------
     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
    2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
    3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. External Servicing Agents. Appropriate personnel employed by entities
        --------------------------
that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C.to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. Rating Agencies. Nationally Recognized Statistical Ratings
        ----------------
Organizations ("NRSRO's") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of
   -----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views,
    ------------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures,
     ---------------
including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

                                 CAPITAL STOCK

     The Funds are thirteen series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Gateway blended Funds and gateway feeder Funds are interestholders of the Master Trust master portfolios in which they invest and may be asked to approve certain matters by vote or by written consent pursuant to the Master Trust's Declaration of Trust. Gateway blended Funds, Funds that invest substantially all of their assets in two or more master portfolios of Master Trust, are not required to pass through their voting rights to their shareholders. Gateway feeder Funds, Funds that invest substantially all of their assets in one master portfolio of Master Trust, are not required to, but may, pass through their voting rights to their shareholders. Specifically, a gateway feeder Fund must either (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to a security and vote such proxies only in accordance with such instructions, or (ii) vote the shares held by it in the same proportion as the vote of all other holders of such security.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below as of March 10, 2008, is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of the Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

     The table does not contain information on the Class A, Class C, and Institutional Class shares of the Emerging Growth Fund and the Institutional Class shares of the Small Company Growth Fund because those classes of shares did not commence operations until March 31, 2008. The table does not contain information on the Class A and Class B shares of the Index Fund because those classes of shares are not expected to commence operations until after the closing of the proposed reorganization.

                         OWNERSHIP AS OF MARCH 10, 2008

FUND                     NAME AND ADDRESS                          PERCENTAGE
----------------------   -----------------------------------   -----------------
C&B LARGE CAP VALUE
 Fund Level              WELLS FARGO BANK NA FBO                      27.30%/1/
                         OMNIBUS ACCOUNT - REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Class A                 WELLS FARGO BANK WEST NA                   15.14   %
                         VARIOUS FASCORP RECORDKEPT PLANS
                         8515 E ORCHARD RD #2T2
                         GREENWOOD VLG CO 80111-5002
                         AMERICAN ENTERPRISE INVESTMENT             12.52   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class B                 AMERICAN ENTERPRISE INVESTMENT             27.83   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class C                 AMERICAN ENTERPRISE INVESTMENT             21.64   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class D                 CHARLES SCHWAB & CO INC                    76.72   %
                         REINVEST ACCOUNT
                         ATTN: MUTUAL FUND
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA 94104-4151
 Administrator Class     WELLS FARGO BANK NA FBO                    44.32   %
                         OMNIBUS ACCOUNT - REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533

FUND                     NAME AND ADDRESS                         PERCENTAGE
----------------------   -----------------------------------   ----------------
                         WELLS FARGO BANK NA FBO                   20.19   %
                         OMNIBUS ACCOUNT - CASH/CASH
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                   13.69   %
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO FUNDS MANAGEMENT LLC          12.23   %
                         EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                         WELLS FARGO ADVISOR PROGRAM
                         100 HERITAGE RESERVE
                         MENOMONEE FALLS WI 53051-4400
 Institutional Class     WACHOVIA BANK                             26.10   %
                         1525 WEST WT HARRIS BLVD
                         NC1151
                         CHARLOTTE NC 28288-0001
                         CENTRAL NEW YORK COMMUNITY                26.05   %
                         FOUNDATION INC
                         500 S SALINA ST STE 428
                         SYRACUSE NY 13202-3314
                         NATEXIS BANQUES POPULAIRES                15.83   %
                         ATTN: SCT COMPTABILITE TITRES
                         10 RUE DES ROQUEMONTS
                         14099 CAEN CEDEX 9
                         FRANCE
                         WELLS FARGO BANK NA FBO                   11.39   %
                         RETIREMENT PLAN SVCS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         SAXON & CO                                10.58   %
                         FBO
                         PO BOX 7780-1888
                         PHILADELPHIA PA 19182-0001
                         WELLS FARGO BANK NA FBO                    9.82   %
                         PERFORMANCE FIBERS 401K
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
DIVERSIFIED EQUITY
 Fund Level              WELLS FARGO BANK NA FBO                     45.10%/1/
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK 401K                     34.20   %
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Class A                 CITY OF HASTINGS NEBRASKA                 10.91   %
                         RETIREMENT PLAN
                         C/O GREAT WEST RECORDKEEPER
                         8515 E ORCHARD RD #2T2
                         ENGLEWOOD CO 80111-5002
 Class B                 NONE                                      NONE

FUND                     NAME AND ADDRESS                       PERCENTAGE
----------------------   -----------------------------------   -----------
 Class C                 WELLS FARGO INVESTMENTS LLC               9.88%
                         608 SECOND AVENUE SOUTH 8TH FL
                         MINNEAPOLIS MN 55402-1927
 Administrator Class     WELLS FARGO BANK NA FBO                  52.79%
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                  40.06%
                         WELLS FARGO 401K
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
DIVERSIFIED SMALL CAP
 Fund Level              WELLS FARGO 401K                         64.40%
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                  30.30%
                         DIVERSIFIED SMALL CAP FUND I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Administrator Class     WELLS FARGO BANK NA FBO                  64.46%
                         WELLS FARGO 401K
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                  30.32%
                         DIVERSIFIED SMALL CAP FUND I
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
EMERGING GROWTH
 Administrator Class     WELLS FARGO FUNDS SEEDING ACCOUNT        53.37%
                         525 MARKET ST
                         SAN FRANCISCO CA 94105-2708
                         WELLS FARGO INVESTMENTS LLC              15.97%
                         625 MARQUETTE AVE S 13TH FLOOR
                         MINNEAPOLIS MN 55402-2308
                         E*TRADE CLEARING LLC                     10.93%
                         IRA CUSTODIAN
                         PO BOX 1542
                         MERRIFIELD VA 22116-1542
                         E*TRADE CLEARING LLC                      8.19%
                         IRA CUSTODIAN
                         PO BOX 1542
                         MERRIFIELD VA 22116-1542
 Investor Class          RONALD C OGNAR &                          6.50%
                         MARY J OGNAR
                         35440 W PABST CT
                         OCONOMOWOC WI 53066-4578

FUND                     NAME AND ADDRESS                         PERCENTAGE
----------------------   -----------------------------------   ----------------
EQUITY INCOME
 Class A                 PFPC BROKERAGE SERVICES                    5.84   %
                         FBO WELLS FARGO
                         ATTN: ROBERT BERTUCCI
                         420 MONTGOMERY ST 5TH FL
                         MAC A0101-058
                         SAN FRANCISCO CA 94104-1207
 Class B                 AMERICAN ENTERPRISE INVESTMENT             5.12   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class C                 CHARLES SCHWAB & CO INC                    8.18   %
                         SPECIAL CUSTODY ACCT FBO CUSTOMERS
                         ATTN: MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA 94104-4151
                         MLPF&S FOR THE SOLE BENEFIT                7.04   %
                         OF ITS CUSTOMERS
                         ATTN: MUTUAL FUND ADMINISTRATION
                         4800 DEER LAKE DRIVE EAST 3RD FLOOR
                         JACKSONVILLE FL 32246-6484
                         WELLS FARGO INVESTMENTS LLC                5.16   %
                         608 SECOND AVENUE SOUTH 8TH FL
                         MINNEAPOLIS MN 55402-1927
 Administrator Class     WELLS FARGO BANK NA FBO                   37.53   %
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                   27.84   %
                         INCOME EQUITY I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                   13.58   %
                         INCOME EQUITY I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                    5.80   %
                         INCOME EQUITY I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
EQUITY VALUE
 Fund Level              WELLS FARGO FUNDS MANAGEMENT LLC            39.20%/2/
                         EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                         100 HERITAGE RESERVE
                         MENOMONEE FLS WI 53051-4400
 Class A                 CHARLES SCHWAB & CO INC                   35.66   %
                         SPECIAL CUSTODY ACCOUNT
                         EXCLUSIVELY FBO THE CUSTOMERS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA 94104-4151

FUND                     NAME AND ADDRESS                           PERCENTAGE
----------------------   -------------------------------------     -----------
                         AMERICAN ENTERPRISE INVESTMENT                11.13%
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class B                 AMERICAN ENTERPRISE INVESTMENT                28.76%
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
                         MLPF&S FOR THE SOLE BENEFIT                    5.27%
                         OF ITS CUSTOMERS
                         ATTN: MUTUAL FUND ADMINISTRATION
                         4800 DEER LAKE DRIVE EAST 3RD FLOOR
                         JACKSONVILLE FL 32246-6484
 Class C                 EMJAYCO TTEE                                  23.40%
                         FBO HEALTH INDUSTRY DISTRIBUTORS
                         401(K) 397924
                         C/O FASCORE LLC
                         8515 E ORCHARD RD 2T2
                         GREENWOOD VILLAGE CO 80111-5002
                         AMERICAN ENTERPRISE INVESTMENT                21.21%
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Administrator Class     WELLS FARGO FUNDS MANAGEMENT LLC              72.98%
                         EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                         WELLS FARGO ADVISOR PROGRAM
                         100 HERITAGE RESERVE
                         MENOMONEE FLS WI 53051-4400
                         WELLS FARGO BANK NA FBO                       18.78%
                         OMNIBUS REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                        5.78%
                         OMNIBUS CASH/CASH
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Institutional Class     WELLS FARGO BANK NA FBO                       48.25%
                         EDVEST WELLS FARGO AGGRESSIVE PORT
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                       22.26%
                         EDVEST WELLS FARGO MODERATE PORT
                         PO BOX 1533MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                       16.42%
                         ENTERPRISE RENT-A-CAR WF MANAGED
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                       12.07%
                         EDVEST WELLS FARGO BALANCED PORT
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533

FUND                     NAME AND ADDRESS                      PERCENTAGE
----------------------   -------------------------------   -----------------
GROWTH EQUITY
 Fund Level              WELLS FARGO BANK NA FBO                  73.60%/1/
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Class A                 CHARLES SCHWAB & CO INC                17.10   %
                         SPECIAL CUSTODY ACCOUNT
                         EXCLUSIVELY FBO THE CUSTOMERS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA 94104-4151
 Class B                 AMERICAN ENTERPRISE INVESTMENT         17.05   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class C                 RBC CAPITAL MARKETS CORP FBO            8.71   %
                         WASHOE BUILDING SUPPLY INC
                         RETIREMENT TRUST
                         U/A DTD 04-01-1987
                         1479 HYMER AVE
                         SPARKS NV 8943-5613
                         ORCHARD TRUST CO LLC CUST FBO           7.19   %
                         OPPRNHEIMER FUNDS RECORD KEEPER
                         C/O FASCORE LLC
                         8515 E ORCHARD RD #2T2
                         GREENWOOD VLG CO 80111-5002
                         WELLS FARGO INVESTMENTS LLC             6.96   %
                         608 SECOND AVENUE SOUTH 8TH FL
                         MINNEAPOLIS MN 55402-1927
                         WELLS FARGO INVESTMENTS LLC             5.60   %
                         608 SECOND AVENUE SOUTH 8TH FL
                         MINNEAPOLIS MN 55402-1927
 Administrator Class     WELLS FARGO BANK NA FBO                85.18   %
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         AST CAPITAL TRUST CO OF DE TTEE         5.97   %
                         FBO FAEGRE & BENSON LLP
                         PO BOX 52129
                         PHOENIX AZ 85072-2129
                         WELLS FARGO BANK NA FBO                 5.39   %
                         GROWTH EQUITY I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Institutional Class     WELLS FARGO BANK NA FBO                99.80   %
                         RETIREMENT PLAN SVCS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533

FUND                     NAME AND ADDRESS                          PERCENTAGE
----------------------   ----------------------------   ------   -----------------
INDEX
 Fund Level              WELLS FARGO BANK NA FBO                      60.70%/1/
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Administrator Class     WELLS FARGO BANK NA FBO                    65.78   %
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                    18.99   %
                         INDEX FUND REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                    11.50   %
                         INDEX FUND I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Investor Class          NONE                                       NONE
LARGE CAP APPRECIATION
 Fund Level              WELLS FARGO FUNDS MANAGEMENT LLC             39.80%/2/
                         EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                         100 HERITAGE RESERVE
                         MENOMONEE FLS WI 53051-4400
 Class A                 WELLS FARGO BANK WEST NA                   58.04   %
                         VARIOUS FASCORP RECORDKEPT PLANS
                         8515 E ORCHARD RD #2T2
                         GREENWOOD VLG CO 80111-5002
                         CHARLES SCHWAB & CO INC                    23.85   %
                         SPECIAL CUSTODY ACCOUNT
                         EXCLUSIVELY FBO THE CUSTOMERS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA 94104-4151
 Class B                 AMERICAN ENTERPRISE INVESTMENT             49.13   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class C                 AMERICAN ENTERPRISE INVESTMENT             31.00   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
                         WELLS FARGO INVESTMENTS LLC                 7.44   %
                         608 SECOND AVENUE SOUTH 8TH FL
                         MINNEAPOILS MN 55402-1927
                         WELLS FARGO INVESTMENTS LLC                 5.89   %
                         625 MARQUETTE AVE S 13TH FLOOR
                         MINNEAPOILS MN 55402-2308
 Administrator Class     WELLS FARGO FUNDS MANAGEMENT LLC           75.44   %
                         EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                         WELLS FARGO ADVISOR PROGRAM
                         100 HERITAGE RESERVE
                         MENOMONEE FLS WI 53051-4400

FUND                     NAME AND ADDRESS                       PERCENTAGE
----------------------   -----------------------------------   -----------
                         WELLS FARGO BANK NA FBO                   17.29%
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Institutional Class     WELLS FARGO BANK NA FBO                   99.88%
                         RETIREMENT PLAN SVCS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
LARGE COMPANY GROWTH
 Class A                 T ROWE PRICE RETIREMENT PLAN              18.34%
                         SERVICES INC FBO RITE AID
                         4515 PAINTERS MILL RD
                         OWINGS MILLS MD 21117-4903
                         CHARLES SCHWAB & CO INC                    6.12%
                         SPECIAL CUSTODY ACCOUNT
                         EXCLUSIVELY FBO THE CUSTOMERS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA 94104-4151
                         WELLS FARGO BANK WEST NA                   5.54%
                         VAROUS FASCORP RECORDKEPT PLANS
                         8515 E ORCHARD RD #2T2
                         GREENWOOD VLG CO 80111-5002
 Class B                 AMERICAN ENTERPRISE INVESTMENT            10.93%
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class C                 NONE                                     NONE
 Administrator Class     WELLS FARGO BANK NA FBO                   35.05%
                         WELLS FARGO 401K
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                   27.70%
                         LARGE COMPANY GROWTH I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                   11.98%
                         LARGE COMPANY GROWTH I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                    7.94%
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO FUNDS MANAGEMENT LLC           6.23%
                         EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                         WELLS FARGO ADVISOR PROGRAM
                         100 HERITAGE RESERVE
                         MENOMONEE FLS WI 53051-4400

FUND                     NAME AND ADDRESS                         PERCENTAGE
----------------------   -----------------------------------   ----------------
 Institutional Class     NFS LLC FEBO                              45.88   %
                         FIIOC AS AGENT FOR
                         QUALIFIED EMPLOYEE BENEFIT
                         PLANS (401K) FINOPS-IC FUNDS
                         100 MAGELLAN WAY KW1C
                         COVINGTON KY 41015-1987
                         STATE OF HAWAII                           30.40   %
                         DEFERRED COMPENSATION PLAN
                         ISLAND SVGS PLAN
                         DEPT OF HUMAN RESOURCE DEVELOPMENT
                         235 S BERETANIA ST
                         HONOLULU HI 96813-2406
                         NFS LLC FEBO                               6.75   %
                         LASALLE BANK
                         FBO CREDIT SUISSE FAM WEALTH
                         135 S LASALLE ST
                         CHICAGO IL 60603-4177
                         STRAFE & CO.                               6.11   %
                         FAO FRYE LOUIS OMNIBUS ACCOUNTS
                         PO BOX 160
                         WESTERVILLE OH 43086-0160
                         WELLS FARGO BANK NA FBO                    5.48   %
                         J.R. SIMPLOT SERP WF MANAGED
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Class Z                 NONE                                      NONE
SMALL COMPANY GROWTH
 Fund Level              WELLS FARGO BANK NA FBO                     60.80%/1/
                         SMALL COMPANY GROWTH I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
 Class A                 CHARLES SCHWAB & CO INC                   44.41   %
                         SPECIAL CUSTODY ACCOUNT
                         EXCLUSIVELY FBO THE CUSTOMERS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA 94104-4151
                         AMERICAN ENTERPRISE INVESTMENT             9.26   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
                         WELLS FARGO INVESTMENTS LLC                5.28   %
                         625 MARQUETTE AVE S 13TH FLOOR
                         MINNEAPOLIS MN 55402-2308
 Class B                 AMERICAN ENTERPRISE INVESTMENT            37.46   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class C                 AMERICAN ENTERPRISE INVESTMENT            22.89   %
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446

FUND                     NAME AND ADDRESS                        PERCENTAGE
----------------------   ----------------------------------   ----------------
                         WELLS FARGO INVESTMENTS LLC              15.15   %
                         608 SECOND AVENUE SOUTH 8TH FLOOR
                         MINNEAPOLIS MN 55402-1927
                         PERSHING LLC                             12.23   %
                         PO BOX 2052
                         JERSEY CITY NJ 07303-2052
                         E*TRADE CLEARING LLC                      6.01   %
                         IRA CUSTODIAN
                         PO BOX 1542
                         MERRIFIELD VA 22116-1542
 Administrator Class     WELLS FARGO BANK NA FBO                  61.44   %
                         SMALL COMPANY GROWTH I
                         ATTN: MUTUAL FUND OPS
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         VANGUARD FIDUCIARY TRUST COMPANY         17.20   %
                         ATTN: OUTSIDE FUNDS
                         PO BOX 2600
                         VALLEY FORGE PA 19482-2600
                         NFS LLC FEBO                              7.96   %
                         FIIOC AS AGENT FOR
                         QUALIFIED EMPLOYEE BENEFIT
                         PLANS (401K) FINOPS-IC FUNDS
                         100 MAGELLAN WAY KW1C
                         COVINGTON KY 41015-1987
SMALL COMPANY VALUE
 Fund Level              NFS LLC FEBO                               39.70%/3/
                         FIIOC AS AGENT FOR
                         QUALIFIED EMPLOYEE BENEFIT
                         PLANS (401K) FINOPS-IC FUNDS
                         100 MAGELLAN WAY KW1C
                         COVINGTON KY 41015-1987
 Class A                 CHARLES SCHWAB & CO INC                  31.22   %
                         SPECIAL CUSTODY ACCOUNT
                         EXCLUSIVELY FBO THE CUSTOMERS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA 94104-4151
                         WELLS FARGO BANK WEST NA                 11.99   %
                         VARIOUS FASCORP RECORDKEPT PLANS
                         8515 E ORCHARD RD #2T2
                         GREENWOOD VLG CO 80111-5002
                         NFSC FEBO # F2J-000019                   11.07   %
                         FIIOC AS AGENT FOR
                         QUALIFIED EMPLOYEE BENEFIT
                         PLANS (401K) FINOPS-IC FUNDS
                         100 MAGELLAN WAY KW1C
                         COVINGTON KY 41015-1987
                         NATIONWIDE TRUST COMPANY FSB              8.05   %
                         C/O IPO PORTFOLIO ACCOUNTING
                         PO BOX 182029
                         COLUMBUS OH 43218-2029

FUND                     NAME AND ADDRESS                     PERCENTAGE
----------------------   ---------------------------------   -----------
 Class B                 AMERICAN ENTERPRISE INVESTMENT          20.41%
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
 Class C                 AMERICAN ENTERPRISE INVESTMENT           8.58%
                         SERVICES FBO
                         PO BOX 9446
                         MINNEAPOLIS MN 55440-9446
                         EMJAY CORPORATION                        7.68%
                         8515 E ORCHARD RD #2T2
                         GREENWOOD VLG CO 80111-5002
                         MLPF&S FOR THE SOLE BENEFIT              5.11%
                         OF ITS CUSTOMERS
                         ATTN: MUTUAL FUND ADMINISTRATION
                         4800 DEER LAKE DR E FL 3
                         JACKSONVILLE FL 32246-6484
 Administrator Class     NFS LLC FEBO                            48.52%
                         FIIOC AS AGENT FOR
                         QUALIFIED EMPLOYEE BENEFIT
                         PLANS (401K) FINOPS-IC FUNDS
                         100 MAGELLAN WAY KW1C
                         COVINGTON KY 41015-1987
                         WELLS FARGO BANK NA FBO                 21.86%
                         OMNIBUS ACCOUNT R/R
                         C/O MUTUAL FUND PROCESSING
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         WELLS FARGO BANK NA FBO                  9.05%
                         REINVEST/REINVEST
                         PO BOX 1533
                         MINNEAPOLIS MN 55480-1533
                         NFS LLC FEBO                             7.09%
                         THE NORTHERN TRUST COMPANY
                         PO BOX 92956
                         CHICAGO IL 60675-0001

FUND                          NAME AND ADDRESS                          PERCENTAGE
---------------------------   -----------------------------------      -----------
STRATEGIC SMALL CAP VALUE
 Class A                      AMERICAN ENTERPRISE INVESTMENT               36.10%
                              SERIVCES FBO
                              PO BOX 9446
                              MINNEAPOLIS MN 55440-9446
                              WELLS FARGO BANK NA FBO                      22.08%
                              625 MARQUETTE AVE S 13TH FLOOR
                              MINNEAPOLIS MN 55402-2308
                              WELLS FARGO BANK NA FBO                       8.99%
                              625 MARQUETTE AVE S 13TH FLOOR
                              MINNEAPOLIS MN 55402-2308
 Class C                      PATRICIA MONTEFUSCO TTEE                     15.59%
                              JAMES B COLLINS TRUST
                              63 JOHNSON DR
                              CHATHAM NJ 07928-1125
                              STATE STREET BANK & TRUST CO                 12.10%
                              CUST FOR THE IRA OF
                              PAMELA R THOMPSON
                              6 WATER ST
                              LEBANON NJ 08833-4530
                              STATE STREET BANK & TRUST CO                  9.49%
                              CUST FOR THE IRA OF
                              JEANETTE C ARNONE
                              2 BIRCH CT
                              E STROUDSBURG PA 18301-1337
                              JOHN ELKOWITZ                                 6.04%
                              41 SMITH RD
                              DENVILLE NJ 07834-9407
                              STATE STREET BANK & TRUST CO                  5.12%
                              CUST FOR THE ROLLOVER IRA OR
                              ELIZABETH ROSE COFONE
                              108 CANAL WALK BLVD
                              SOMERSET NJ 08873-7277
                              STATESTREET BANK & TRUST CO                   5.04%
                              CUST FOR THE ROLLOVER IRA OF
                              LAWRENCE J MCCARTHY
                              14 SARIAN DR
                              NEPTUNE NJ 07753-3438
 Administrator Class          WELLS FARGO FUNDS SEEDING ACCOUNT           100.00%
                              MAC #A0103-091
                              525 MARKET STREET 9TH FLOOR
                              SAN FRANCISCO CA 94105-2779

----------
/1/ Wells Fargo Bank, NA FBO, a California corporation and a subsidiary of Wells Fargo & Company.
/2/ Wells Fargo Funds Management, LLC, is a Delaware corporation and an affiliate of Wells Fargo & Company.
/3/ National Financial Services, LLC, a Delaware Limited Liability Company, is a subsidiary of Fidelity Global Brokerage Group, Inc., which, in turn, is a Delaware Corporation, and a subsidiary of FMR Group, Inc., a Delaware Corporation.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a class (or Fund), or is identified as the record owner of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund). A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               OTHER INFORMATION

     The Trust's Registration Statement, including the Prospectus(es) and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION

     The audited financial statements for the Funds for the fiscal year ended September 30, 2007, are hereby incorporated by reference to the Funds' Annual Reports.